   As filed with the U.S. Securities and Exchange Commission on April 29, 2004
                           Registration No. 333-50312
--------------------------------------------------------------------------------
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------
                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]
                       POST-EFFECTIVE AMENDMENT NO. 4 [X]
                        --------------------------------
                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                              (Exact name of trust)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of depositor)

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 26 [X]
                        (Check Appropriate Box or Boxes)

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                           BOSTON, MASSACHUSETTS 02117
          (Complete address of depositor's principal executive offices)
                               ------------------
                             RONALD J. BOCAGE, ESQ.
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                 INSURANCE & SEPARATE ACCOUNTS DIV. - LAW SECTOR
                        JOHN HANCOCK PLACE, BOSTON 02117
                (Name and complete address of agent for service)
                               ------------------
                                    Copy to:
                            THOMAS C. LAUERMAN, Esq.
                                Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                               ------------------

It is proposed that this filing become effective (check appropriate box)

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

  [_] this post-effective amendment designates a new effective date for a previously filed amendment

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

                          Prospectus dated May 1, 2004

                                for interests in
                      John Hancock Variable Life Account U

                       Interests are made available under

                                 eVARIABLE LIFE

           a flexible premium variable life insurance policy issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

The policy provides an investment option with fixed rates of return declared by
             JHVLICO and the following variable investment options:

------------------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTION:                           UNDERLYING FUND MANAGED BY:
 ---------------------------                           ---------------------------
 EQUITY OPTIONS:
  Equity Index. . . . . . . . . . . . . . . . .        SSgA Funds Management, Inc.
  Large Cap Value . . . . . . . . . . . . . . .        T. Rowe Price Associates, Inc.
  Large Cap Growth B* . . . . . . . . . . . . .        Independence Investment LLC
  Earnings Growth . . . . . . . . . . . . . . .        Fidelity Management & Research Company
  Fundamental Value . . . . . . . . . . . . . .        Wellington Management Company, LLP
  Fundamental Value B*. . . . . . . . . . . . .        Wellington Management Company, LLP
  Mid Cap Value B . . . . . . . . . . . . . . .        T. Rowe Price Associates, Inc.
  Mid Cap Growth. . . . . . . . . . . . . . . .        Wellington Management Company, LLP
  Small Cap Value . . . . . . . . . . . . . . .        T. Rowe Price Associates, Inc. and Wellington
                                                        Management Company, LLP
  Small Cap Emerging Growth . . . . . . . . . .        Wellington Management Company, LLP
  Small Cap Growth* . . . . . . . . . . . . . .        Wellington Management Company, LLP
  AIM V.I. Premier Equity*. . . . . . . . . . .        A I M Advisors, Inc.
  AIM V.I. Capital Development. . . . . . . . .        A I M Advisors, Inc.
  Fidelity VIP Growth** . . . . . . . . . . . .        Fidelity Management & Research Company
  Fidelity VIP Contrafund(R). . . . . . . . . .        Fidelity Management & Research Company
  MFS Investors Growth Stock. . . . . . . . . .        MFS Investment Management(R)
  MFS Research* . . . . . . . . . . . . . . . .        MFS Investment Management(R)
  MFS New Discovery** . . . . . . . . . . . . .        MFS Investment Management(R)
  Overseas Equity*. . . . . . . . . . . . . . .        Capital Guardian Trust Company
  Overseas Equity B . . . . . . . . . . . . . .        Capital Guardian Trust Company
  Overseas Equity C*. . . . . . . . . . . . . .        Capital Guardian Trust Company
  Fidelity VIP Overseas . . . . . . . . . . . .        Fidelity Management & Research Company
  Janus Aspen Worldwide Growth* . . . . . . . .        Janus Capital Management, LLC
  Financial Industries. . . . . . . . . . . . .        John Hancock Advisers, LLC
  Janus Aspen Global Technology*. . . . . . . .        Janus Capital Management, LLC
 BOND & MONEY MARKET OPTIONS:
  Short-Term Bond . . . . . . . . . . . . . . .        Independence Investment LLC
  Active Bond . . . . . . . . . . . . . . . . .        John Hancock Advisers, LLC, Pacific Investment
                                                        Management Company LLC and Declaration
                                                        Management & Research Company
  High Yield Bond . . . . . . . . . . . . . . .        Wellington Management Company, LLP
  Global Bond . . . . . . . . . . . . . . . . .        Capital Guardian Trust Company
  Money Market. . . . . . . . . . . . . . . . .        Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------

  * NOT AVAILABLE FOR POLICIES ISSUED AFTER APRIL 30, 2004
  ** NOT AVAILABLE FOR POLICIES ISSUED AFTER APRIL 30, 2003

                             * * * * * * * * * * * *

     Please note that the SEC has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                            GUIDE TO THIS PROSPECTUS


This prospectus is arranged in the following way:


     . The section which starts on the next page is called "Summary of Benefits and Risks". It contains a summary of the benefits available under the policy and of the principal risks of purchasing the policy. You should read this section before reading any other section of this prospectus.


     . Behind the Summary of Benefits and Risks section is a section called "Fee Tables" that describes the fees and expenses you will pay when buying, owning and surrendering the policy. This section starts on page 6.


     . Behind the Fee Tables section is a section called "Detailed Information." This section gives more details about the policy. It may repeat certain information contained in the Summary of Benefits and Risks section in order to put the more detailed information in proper context. A table of contents for the Detailed Information section appears on page 11.


     . There is an Alphabetical Index of Key Words and Phrases at the back of this prospectus on page 34.


     . Finally, on the back cover of this prospectus is information concerning the Statement of Additional Information (the "SAI") and how the SAI, personalized illustrations and other information can be obtained.


After this prospectus ends, the prospectuses for the Series Funds begin. See page 13 of this prospectus for a brief description of the Series Funds.

                          SUMMARY OF BENEFITS AND RISKS


THE NATURE OF THE POLICY

     The policy's primary purpose is to provide lifetime protection against economic loss due to the death of the insured person. The policy is unsuitable as a short-term savings vehicle because of the substantial policy-level charges. We are obligated to pay all amounts promised under the policy. The value of the amount you have invested under the policy may increase or decrease daily based upon the investment results of the variable investment options that you choose. The amount we pay to the policy's beneficiary upon the death of the insured person (we call this the "death benefit") may be similarly affected. That's why the policy is referred to as a "variable" life insurance policy. We call the investments you make in the policy "premiums" or "premium payments". The amount we require as your first premium depends upon the specifics of your policy and the insured person. Except as noted in the Detailed Information section of this prospectus, you can make any other premium payments you wish at any time. That's why the policy is called a "flexible premium" policy.

     If the life insurance protection described in this prospectus is provided under a master group policy, the term "policy" as used in this prospectus refers to the certificate we issue and not to the master group policy.


SUMMARY OF POLICY BENEFITS


Death Benefit

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit (Option A and Option B). You choose which one you want in the application. The two death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Sum Insured, or (2) the minimum insurance amount (as described under "The minimum insurance amount" provision in the Detailed Information section of this prospectus).

     . Option B - The death benefit will equal the greater of (1) the Sum Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount under the "guideline premium and cash value corriror test.


Surrender of the Policy

     You may surrender the policy in full at any time. If you do, we will pay you the account value of the policy less any outstanding policy loans. This is called your "surrender value". You must return your policy when you request a surrender.

     If you have not taken a loan on your policy, the "account value" of your policy will, on any given date, be equal to:

     .    the amount you invested,

     . plus or minus the investment experience of the investment options you've chosen,

     .    minus all charges we deduct, and

     .    minus all withdrawals you have made.

     If you take a loan on your policy, your account value will be computed somewhat differently. This is discussed on page 23.


Partial Withdrawals

     You may make a partial withdrawal of your surrender value at any time after the first policy year. Each withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. Your account value is automatically reduced by the amount of the withdrawal and the charge. We reserve the right to refuse a partial withdrawal if it would reduce the surrender value or the Sum Insured below certain minimum amounts.

Policy Loans

     You may borrow from your policy at any time by completing the appropriate form. The minimum amount of each loan is $1,000. The maximum amount you can borrow is determined by a formula. Interest is charged on each loan. You can pay the interest or allow it to become part of the outstanding loan balance. You can repay all or part of a loan at any time. If there is an outstanding loan when the insured person dies, it will be deducted from the death benefit. Outstanding loans also permanently affect the calculation of your account value.


Optional Benefit Riders

     When you apply for the policy, you can request any of the optional benefit riders that we make available. There are a number of such riders, including the Living Care Benefit Rider and the Long-Term Care Acceleration Rider. Charges for most riders will be deducted monthly from the policy's account value.


Investment Options

     The policy offers a number of investment options, as listed on the cover of this prospectus. They cover a broad spectrum of investment styles and strategies. Although the funds of the Series Funds that underly those investment options operate like publicly traded mutual funds, there are important differences between your investment options and publicly-traded mutual funds. On the plus side, you can transfer money from one investment option to another without tax liability. Moreover, any dividends and capital gains distributed by each underlying fund are automatically reinvested and reflected in the fund's value and create no taxable event for you. On the negative side, if and when policy earnings are distributed (generally as a result of a surrender or partial withdrawal), they will be treated as ordinary income instead of as capital gains. Also, you must keep in mind that you are purchasing an insurance policy and you will be assessed charges at the policy level as well as at the fund level. Such policy level charges are significant and will reduce the investment performance of your investment options.


SUMMARY OF POLICY RISKS


Lapse Risk

     If the account value of your policy is insufficient to pay the charges when due, your policy (or part of it) can terminate (i.e. "lapse"). This can happen because you haven't paid enough premiums or because the investment performance of the investment options you've chosen has been poor or because of a combination of both factors. You'll be given a "grace period" within which to make additional premium payments to keep the policy in effect. If lapse occurs, you'll be given the opportunity to reinstate the policy by making the required premium payments and satisfying certain other conditions.

     Since withdrawals reduce your account value, withdrawals increase the risk of lapse.


Investment Risk

     As mentioned above, the investment performance of any variable investment option may be good or bad. Your account value will rise or fall based on the investment performance of the variable investment options you've chosen. Some variable investment options are riskier than others. These risks (and potential rewards) are discussed in detail in the attached prospectuses of the Series Funds.


Transfer Risk

     There is a risk that you will not be able to transfer your account value from one investment option to another because of limitations on the dollar amount or frequency of transfers you can make. The limitation on transfers out of the fixed account are more restrictive than those that apply to transfers out of variable investment options. If you purchase the Long-Term Care Acceleration Rider and seek an advance under that rider, you will be subject to special transfer restrictions (see "Long-Term Care Acceleration Rider" on page XX).

Tax Risks

     In order for you to receive the tax benefits accorded life insurance under the Internal Revenue Code, your policy must comply with certain requirements of the Code. We will monitor your policy for compliance with these requirements, but a policy might fail to qualify as life insurance in spite of our monitoring. If this were to occur, you would be subject to income tax on the income credited to your policy for the period of disqualification and all subsequent periods. The tax laws also contain a so-called "7 pay limit" that limits the amount of premium that can be paid in relation to the policy's death benefit. If the limit is violated, the policy will be treated as a "modified endowment", which can have adverse tax consequences. There are also certain Treasury Department rules referred to as the "investor control rules" that determine whether you would be treated as the "owner" of the assets underlying your policy. If that were determined to be the case, you would be taxed on any income or gains those assets generate. In other words, you would lose the value of the so- called "inside build-up" that is a major benefit of life insurance.

     There is also a tax risk associated with policy loans. Although no part of a loan is treated as income to you when the loan is made, surrender or lapse of the policy would result in the loan being treated as a distribution at the time of lapse or surrender. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans and an insured person of advanced age, you might find yourself having to choose between high premium requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws can vary greatly depending upon the circumstances of each owner or beneficiary. There can also be unfavorable tax consequences on such things as the change of policy ownership or assignment of ownership interests. For these and all the other reasons mentioned above, we recommend you consult with a qualified tax adviser before buying the policy and before exercising certain rights under the policy.

                                   FEE TABLES

     This section contains five tables that describe all of the fees and expenses that you will pay when buying, owning and surrendering the policy. In the first three tables, certain entries show the minimum charge, the maximum charge and the charge for a representative insured person. Other entries show only the maximum charge we can assess and are labeled as such. The remaining entries are always calculated in the same way, so we cannot assess a charge that is greater than the charge shown in the table. Except for the asset-based risk charge and where necessary to show a rate greater than zero, all rates shown in the tables are rounded to two decimal places as required by law.

     The first table below describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, withdraw account value, or transfer account value between investment options.

--------------------------------------------------------------------------------------------
                                       TRANSACTION FEES
--------------------------------------------------------------------------------------------
      CHARGE                WHEN CHARGE IS DEDUCTED               AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
 TAX CHARGE             Upon payment of premium               3.60% of each premium paid
--------------------------------------------------------------------------------------------
 MAXIMUM PARTIAL        Upon making a partial withdrawal      $20
 WITHDRAWAL CHARGE
--------------------------------------------------------------------------------------------
 MAXIMUM TRANSFER       Upon each transfer into or out        $25 (currently $0)*
 CHARGE                 of a variable investment option
                        beyond an annual limit of not
                        less than 12
--------------------------------------------------------------------------------------------

     * This charge is not currently imposed, but we reserve the right to do so in the policy.

The next two tables describe the fees and expenses that you will pay periodically during the time you own the policy. These tables do not include fees and expenses paid at the fund level. Except for the Living Care Benefit and the Optional Enhanced Cash Value Rider, all of the charges shown in the tables are deducted from your account value. The second table is devoted only to optional rider benefits.

-----------------------------------------------------------------------------------------------------------------------------
                                     PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT DEDUCTED
                                                                -------------------------------------------------------------
     CHARGE                          WHEN CHARGE IS DEDUCTED          GUARANTEED RATE             CURRENT RATE
-----------------------------------------------------------------------------------------------------------------------------
 INSURANCE CHARGE:*                                                $0.08 per $1,000 of AAR     $0.08 per $1,000 of AAR
  MINIMUM CHARGE. . . . . . . . . .  Monthly
  MAXIMUM CHARGE. . . . . . . . . .  Monthly                       $83.33 per $1,000 of AAR    $83.33 per $1,000 of AAR
  CHARGE FOR REPRESENTATIVE
  INSURED PERSON. . . . . . . . . .  Monthly                       $0.14 per $1,000 of AAR     $0.14 per $1,000 of AAR
-----------------------------------------------------------------------------------------------------------------------------
 ASSET-BASED RISK                    Monthly                       .075% of account value      .062% of account value in
 CHARGE**                                                                                      policy years 1-15
                                                                                               .033% of account value in
                                                                                               policy years 16-30
                                                                                               .016% of account value in
                                                                                               policy year 31 and thereafter
-----------------------------------------------------------------------------------------------------------------------------
 MAXIMUM POLICY LOAN                 Accrues daily                 4.75%                       4.75%
 INTEREST RATE***                    Payable annually
-----------------------------------------------------------------------------------------------------------------------------

     * The insurance charge is determined by multiplying the amount of insurance for which we are at risk (the amount at risk or "AAR") by the applicable cost of insurance rate. The rates vary widely depending upon the Sum Insured, the length of time the policy has been in effect, the insurance risk characteristics of the insured person and (generally) the gender of the insured person. The "minimum" rate shown in the table is the rate in the first policy year for a $250,000 policy issued to cover a 20 year old female preferred underwriting risk. The "maximum" rate shown in the table is the rate in the twentieth policy year for a $500,000 policy issued to cover an 80 year old male substandard tobacco underwriting risk. This includes the so-called "extra mortality charge." The "representative insured person" referred to in the table is a 35 year old male preferred non-tobacco underwriting risk with a $250,000 policy. The charges shown in the table may not be particularly relevant to your current situation. For more information about cost of insurance rates, talk to your JHVLICO representative.

     ** This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to the fixed investment option.

     *** 4.75% is the maximum effective annual interest rate we can charge and applies only during policy years 1-10. The effective annual interest rate is 4.50% for policy years 11-20 and 4.25% thereafter. The amount of any loan is transferred from the investment options to a special loan account which earns interest at an effective annual rate of 4.0%. Therefore, the true cost of a loan is the difference between the loan interest we charge and the interest we credit to the special loan account.

                                                          RIDER CHARGES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           AMOUNT DEDUCTED
                                                                  -------------------------------------------------------------
       CHARGE                      WHEN CHARGE IS DEDUCTED              GUARANTEED RATE              CURRENT RATE
-------------------------------------------------------------------------------------------------------------------------------
 LIVING CARE BENEFIT RIDER       Only if benefit is exercised        Charge is imbedded in       Charge is imbedded in
                                                                     discounting of death        discounting of death
                                                                     benefit paid in advance     benefit paid in advance
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
AGE 100 MAINTENANCE OF DEATH
 BENEFIT RIDER:*                                                     $0.0001 per $1,000 of       $0.0001 per $1,000 of
 MINIMUM CHARGE. . . . . . . . . Monthly                             amount at risk              amount at risk
 MAXIMUM CHARGE. . . . . . . . . Monthly                             $2.30 per $1,000 of         $2.30 per $1,000 of
 CHARGE FOR REPRESENTATIVE                                           amount at risk              amount at risk
  INSURED PERSON . . . . . . . . Monthly                             $0.0003 per $1,000          $0.0003 per $1,000 of
                                                                     of amount at risk           amount at risk
-------------------------------------------------------------------------------------------------------------------------------
LONG-TERM CARE ACCELERATION
 RIDER:**
 MINIMUM CHARGE. . . . . . . . . Monthly                             5% of all other monthly     5% of all other monthly
                                                                     charges                     charges
 MAXIMUM CHARGE. . . . . . . . . Monthly                             14% of all other monthly    14% of all other monthly
                                                                     charges                     charges
CHARGE FOR REPRESENTATIVE                                            9% of all other             9% of all other
INSURED PERSON . . . . . . . . . Monthly                             monthly charges             monthly charges
-------------------------------------------------------------------------------------------------------------------------------

     * The charge for this rider is determined by multiplying the amount of insurance for which we are at risk by the applicable rate. The rates vary by the issue age, the insurance risk characteristics and gender of the insured person. The "minimum" rate shown in the table is for a 20 year old male tobacco underwriting risk. The "maximum" rate shown in that table is for an 85 year old female preferred non-tobacco underwriting risk. The "representative insured person" referred to in the table is a 35 year old male standard non-tobacco underwriting risk.

     ** The charge for this rider is determined by multiplying the total amount of all other monthly charges by the applicable rate. The rates vary by the LTC insurance risk characteristics of the insured person, the extent of underwriting involved and the rider benefit level selected. The "minimum" rate shown in the table is for a fully underwritten standard underwriting risk with a 1% Monthly Acceleration Percentage. The "maximum" rate shown in that table is for a guaranteed issue standard underwriting risk with a 4% Monthly Acceleration Percentage. The "representative insured person" referred to in the table is a fully underwritten standard underwriting risk with a 4% Monthly Acceleration Percentage.

The next table describes the minimum and maximum fund level fees and expenses that you will pay periodically during the time you own the policy. These expenses are deducted from fund assets and include management fees and other expenses.

-------------------------------------------------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING EXPENSES                MINIMUM               MAXIMUM
-------------------------------------------------------------------------------------------------
 RANGE OF EXPENSES, INCLUDING MANAGEMENT FEES,
 DISTRIBUTION AND/OR SERVICE (12B-1) FEES, AND           0.21%                 1.96%
 OTHER EXPENSES
-------------------------------------------------------------------------------------------------

The next table describes fund level fees and expenses for each of the funds, as a percentage of the fund's average net assets for the fiscal year ending December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectuses for the Series Funds.

                                                                                         TOTAL FUND                   TOTAL FUND
                                                       DISTRIBUTION    OTHER OPERATING    OPERATING                    OPERATING
                                          INVESTMENT        AND           EXPENSES         EXPENSES                    EXPENSES
                                          MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE        WITH
       FUND NAME                             FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I - NAV CLASS SHARES
 (NOTE 1):
----------------------------------------------------------------------------------------------------------------------------------
Equity Index . . . . . . . . . . . .  . .   0.13%           N/A             0.08%           0.21%          0.00%        0.21%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value. . . . . . . . . . .  . .   0.75%           N/A             0.07%           0.82%          0.00%        0.82%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth B*/#/ . . . . . . .  . .   0.89%           N/A             0.10%           0.99%          0.00%        0.99%
----------------------------------------------------------------------------------------------------------------------------------
Earnings Growth. . . . . . . . . . .  . .   0.96%           N/A             0.11%           1.07%          0.01%        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value  . . . . . . . . .  . .   0.79%           N/A             0.11%           0.90%          0.01%        0.89%
----------------------------------------------------------------------------------------------------------------------------------
Fundamental Value B*/#/  . . . . . .  . .   0.91%           N/A             0.19%           1.10%          0.09%        1.01%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value B /#/  . . . . . . . .  . .   1.05%           N/A             0.14%           1.19%          0.04%        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth /#/ . . . . . . . . .  . .   0.96%           N/A             0.10%           1.06%          0.00%        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value. . . . . . . . . . .  . .   0.95%           N/A             0.11%           1.06%          0.01%        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Emerging Growth. . . . . .  . .   1.01%           N/A             0.20%           1.21%          0.10%        1.11%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth*. . . . . . . . . .  . .   1.05%           N/A             0.17%           1.22%          0.07%        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Overseas Equity* . . . . . . . . . .  . .   1.23%           N/A             0.34%           1.57%          0.00%        1.57%
----------------------------------------------------------------------------------------------------------------------------------
Overseas Equity B /#/  . . . . . . .  . .   1.13%           N/A             0.31%           1.44%          0.00%        1.44%
----------------------------------------------------------------------------------------------------------------------------------
Overseas Equity C*/#/  . . . . . . .  . .   1.21%           N/A             0.75%           1.96%          0.00%        1.96%
----------------------------------------------------------------------------------------------------------------------------------
Financial Industries . . . . . . . .  . .   0.80%           N/A             0.06%           0.86%          0.00%        0.86%
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond. . . . . . . . . . .  . .   0.60%           N/A             0.07%           0.67%          0.00%        0.67%
----------------------------------------------------------------------------------------------------------------------------------
Active Bond. . . . . . . . . . . . .  . .   0.61%           N/A             0.09%           0.70%          0.00%        0.70%
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond. . . . . . . . . . .  . .   0.80%           N/A             0.15%           0.95%          0.05%        0.90%
----------------------------------------------------------------------------------------------------------------------------------
Global Bond. . . . . . . . . . . . .  . .   0.85%           N/A             0.13%           0.98%          0.00%        0.98%
----------------------------------------------------------------------------------------------------------------------------------
Money Market . . . . . . . . . . . .  . .   0.25%           N/A             0.06%           0.31%          0.00%        0.31%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES
 I SHARES:
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund*. . . .  . .   0.61%           N/A             0.24%           0.85%          0.00%        0.85%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES
 II SHARES:
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund. .  . .   0.75%          0.25%            0.38%           1.38%          0.00%        1.38%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND -
 SERVICE CLASS (NOTE 2):
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth** . . . . . .  . .   0.58%          0.10%            0.09%           0.77%          0.00%        0.92%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas . . . . . .  . .   0.73%          0.10%            0.17%           1.00%          0.00%        1.16%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II -
 SERVICE CLASS (NOTE 2):
----------------------------------------------------------------------------------------------------------------------------------

                                                                                         TOTAL FUND                   TOTAL FUND
                                                       DISTRIBUTION    OTHER OPERATING    OPERATING                    OPERATING
                                          INVESTMENT        AND           EXPENSES         EXPENSES                    EXPENSES
                                          MANAGEMENT  SERVICE (12B-1)      WITHOUT         WITHOUT        EXPENSE        WITH
       FUND NAME                             FEE          FEES         REIMBURSEMENT   REIMBURSEMENT  REIMBURSEMENT REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund . . . . . .      0.58%          0.10%            0.09%           0.77%          0.00%        0.77%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST -
 INITIAL CLASS SHARES (NOTE 3):
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock. . . . .      0.75%           N/A             0.13%           0.88%          0.00%        0.88%
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research* . . . . . . . . . . .      0.75%           N/A             0.13%           0.88%          0.00%        0.88%
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery** . . . . . . . .      0.90%           N/A             0.14%           1.04%          0.00%        1.04%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - SERVICE SHARES
 CLASS (NOTE 4):
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth*. . . .  . .   0.65%          0.25%            0.06%           0.96%          0.00%        0.96%
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology* . . .  . .   0.65%          0.25%            0.20%           1.10%          0.00%        1.10%
----------------------------------------------------------------------------------------------------------------------------------


(1) Under its current investment management agreements with the John Hancock Variable Series Trust I ("JHVST"), John Hancock Life Insurance Company has contractually agreed to reimburse each JHVST fund (other than the Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds) when the fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. The agreements will remain in effect until May 1, 2005, and may be renewed each year thereafter by JHVST. Percentages shown for the Fundamental Value B, Overseas Equity, Overseas Equity B, and Overseas Equity C funds are calculated as if the current management fee schedules, which apply to these funds effective May 1, 2004, were in effect for all of 2003. The percentages shown for the Overseas Equity, Overseas Equity B, Overseas Equity C and Global Bond funds reflect the discontinuance of John Hancock's agreement to reimburse each of these funds for "other fund expenses" in 2003 that exceeded 0.10% of the Fund's average daily net assets. The percentages shown for the Financial Industries fund are based on the fund's current management fee schedule and include the operating expenses and average daily net assets of the fund's predecessor prior to April 25, 2003.

(2) A portion of the brokerage commissions that each of the Fidelity VIP(R) funds pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances are used to reduce the custodian expenses of the Fidelity(R) VIP Overseas Fund and the Fidelity(R) VIP Contrafund. Including the reduction for reimbursed brokerage commissions, the total operating expenses shown for the Service Class of the Fidelity(R) VIP Growth Fund would have been 0.74%. Including the reductions for reimbursed brokerage commissions and custodian credit offsets, the total operating expenses shown for the Service Class of the Fidelity(R) VIP Overseas Fund and Fidelity(R) VIP Contrafund would have been 0.96% and 0.75%, respectively

(3) MFS Variable Insurance Trust funds have an expense offset arrangement which reduces each fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Each fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Operating Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Had these fee reductions been taken into account, "Total Fund Operating Expenses" would equal 0.87% for MFS Investors Growth Stock and 1.03% for MFS New Discovery.

(4) All expenses are shown without the effect of any expense offset arrangements.

* The Large Cap Growth, Fundamental Value B, Small Cap Growth, Overseas Equity, Overseas Equity C, AIM V.I. Premier Equity, MFS Research, Janus Aspen Worldwide Growth, and Janus Aspen Global Technology funds are not available investment options for polices issued after April 30, 2004.

** The Fidelity VIP Growth and MFS New Discovery funds are not available investment options for polices issued after April 30, 2003.

# Large Cap Growth B was formerly "Large Cap Aggressive Growth," Fundamental Value B was formerly "Large Cap Value CORE(SM)," Mid Cap Value B was formerly "Small/Mid Cap CORE(SM)," Mid Cap Growth was formerly "Small/Mid Cap Growth," Overseas Equity B was formerly "International Opportunities" and Overseas Equity C was formerly "Emerging Markets Equity." "CORE(SM)" is a service mark of Goldman, Sachs & Co.

                              DETAILED INFORMATION

This section of the prospectus provides additional detailed information that is not contained in the Summary of Benefits and Risks section on pages 3 through 5.

CONTENTS OF THIS SECTION                                                       BEGINNING ON PAGE
Description of JHVLICO. . . . . . . . . . . . . . . . . . . . . . . . . . . .         13
Description of John Hancock Variable Life Account U . . . . . . . . . . . . .         13
Description of the Underlying Funds . . . . . . . . . . . . . . . . . . . . .         13
 Voting privileges that you will have . . . . . . . . . . . . . . . . . . . .         14
 Changes we can make to a Series Fund or the Account  . . . . . . . . . . . .         14
The Fixed Investment Option . . . . . . . . . . . . . . . . . . . . . . . . .         15
Premiums  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 Planned Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 Maximum premium payments . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 Ways to pay premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15
 Processing premium payments  . . . . . . . . . . . . . . . . . . . . . . . .         16
Lapse and Reinstatement . . . . . . . . . . . . . . . . . . . . . . . . . . .         16
 No lapse guarantee feature . . . . . . . . . . . . . . . . . . . . . . . . .         17
The Death Benefit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         17
 Limitations on payment of death benefit  . . . . . . . . . . . . . . . . . .         17
 The minimum insurance amount . . . . . . . . . . . . . . . . . . . . . . . .         17
 When the insured person reaches 100  . . . . . . . . . . . . . . . . . . . .         18
 Requesting an increase in coverage . . . . . . . . . . . . . . . . . . . . .         18
 Requesting a decrease in coverage. . . . . . . . . . . . . . . . . . . . . .         18
 Change of death benefit option . . . . . . . . . . . . . . . . . . . . . . .         18
 Effective date of certain policy transactions  . . . . . . . . . . . . . . .         18
 Tax consequences of coverage changes . . . . . . . . . . . . . . . . . . . .         19
 Your beneficiary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19
 Ways in which we pay out policy proceeds . . . . . . . . . . . . . . . . . .         19
 Changing a payment option  . . . . . . . . . . . . . . . . . . . . . . . . .         19
 Tax impact of payment option chosen  . . . . . . . . . . . . . . . . . . . .         19
The Account Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19
 Commencement of investment performance . . . . . . . . . . . . . . . . . . .         20
 Allocation of future premium payments  . . . . . . . . . . . . . . . . . . .         20
 Transfers of existing account value  . . . . . . . . . . . . . . . . . . . .         20
 Dollar cost averaging  . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
 Asset rebalancing  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21
Surrender and Partial Withdrawals . . . . . . . . . . . . . . . . . . . . . .         22
 Full surrender . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22
 Partial withdrawals  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22
Policy loans  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22

CONTENTS OF THIS SECTION                                                       BEGINNING ON PAGE
 Repayment of policy loans. . . . . . . . . . . . . . . . . . . . . . . . . .         22
 Effects of policy loans  . . . . . . . . . . . . . . . . . . . . . . . . . .         23
Description of Charges at the Policy Level  . . . . . . . . . . . . . . . . .         23
 Deduction from premium payments  . . . . . . . . . . . . . . . . . . . . . .         23
 Deductions from account value  . . . . . . . . . . . . . . . . . . . . . . .         23
 Additional information about how certain policy charges work . . . . . . . .         24
 Other charges we could impose in the future  . . . . . . . . . . . . . . . .         25
Description of Charges at the Fund Level  . . . . . . . . . . . . . . . . . .         25
Other Policy Benefits, Rights and Limitations . . . . . . . . . . . . . . . .         25
 Optional benefit riders you can add  . . . . . . . . . . . . . . . . . . . .         25
 Variations in policy terms . . . . . . . . . . . . . . . . . . . . . . . . .         26
 Procedures for issuance of a policy. . . . . . . . . . . . . . . . . . . . .         26
 Changes that we can make as to your policy . . . . . . . . . . . . . . . . .         27
 The owner of the policy  . . . . . . . . . . . . . . . . . . . . . . . . . .         28
 Policy cancellation right  . . . . . . . . . . . . . . . . . . . . . . . . .         28
 Reports that you will receive. . . . . . . . . . . . . . . . . . . . . . . .         28
 Assigning your policy  . . . . . . . . . . . . . . . . . . . . . . . . . . .         29
 When we pay policy proceeds  . . . . . . . . . . . . . . . . . . . . . . . .         29
 How you communicate with us  . . . . . . . . . . . . . . . . . . . . . . . .         29
Tax considerations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31
 General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31
 Policy proceeds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         31
 Other policy distributions . . . . . . . . . . . . . . . . . . . . . . . . .         31
 Diversification rules and ownership of the Account . . . . . . . . . . . . .         32
 7-pay premium limit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .         32
 Corporate and H.R. 10 plans  . . . . . . . . . . . . . . . . . . . . . . . .         33
Legal matters . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         33
Financial Statements Reference  . . . . . . . . . . . . . . . . . . . . . . .         33
Registration statement filed with the SEC . . . . . . . . . . . . . . . . . .         33
Accounting and actuarial experts. . . . . . . . . . . . . . . . . . . . . . .         33

DESCRIPTION OF JHVLICO

     We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts, 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. We began selling variable life insurance policies in 1980.

     We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

     JHVLICO is a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable JHVLICO to meet its reserve requirements and expenses in connection with its business. John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.


DESCRIPTION OF JOHN HANCOCK VARIABLE LIFE ACCOUNT U

     The variable investment options shown on page 1 are in fact subaccounts of John Hancock Variable Life Account U (the "Account"), a separate account established by us under Massachusetts law. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the Securities and Exchange Commission ("SEC") of the management of the Account or of us.

     The Account's assets are our property. Each policy provides that amounts we hold in the Account pursuant to the policies cannot be reached by any other persons who may have claims against us and can't be used to pay any indebtedness of John Hancock other than those arising out of policies that use the Account.

     New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.


DESCRIPTION OF THE UNDERLYING FUNDS

     The variable investment options shown on page 1 are those available as of the date of this prospectus. The options are grouped as to "type" on page 1. When you select one or more of these variable investment options, we invest your money in the selected subaccounts of the Account. In turn, the assets of the subaccounts are invested in the corresponding investment option(s) of one or more of the following: the John Hancock Variable Series Trust I, the AIM Variable Insurance Funds, Fidelity's Variable Insurance Products Fund (Service Class) and Variable Insurance Products Fund II (Service Class), the MFS Variable Insurance Trust (Initial Class Shares) (together, "the Series Funds"). In this prospectus, the investment options of the Series Funds are referred to as "funds". In the prospectuses for the Series Funds, the investment options may be referred to as "funds", "portfolios" or "series".

     The fund manager shown on page 1 for any given fund may be the investment advisor for the fund or a sub-investment advisor. However, in each case, the entity shown is the one that actually manages the fund's assets. For example, the investment advisor for all funds of the John Hancock Variable Series Trust I is John Hancock Life Insurance Company. The entities shown on page 1 for those funds are sub-investment advisors. For all the other funds, you should consult the appropriate Series Fund prospectus to determine whether the entity shown on page 1 is the investment advisor or a sub-investment advisor.

     Each Series Fund is a so-called "series" type mutual fund registered with the SEC. The investment results of each variable investment option you select will depend on those of the corresponding fund of one of the Series Funds. Each of the funds is separately managed and has its own investment objective and strategies. Attached at the end of this prospectus are prospectuses for the Series Funds. The Series Fund prospectuses contain detailed information about each available fund. Be sure to read those prospectuses before selecting any of the variable investment options shown on page 1.

     We will purchase and redeem Series Fund shares for the Account at their net asset value without any sales or redemption charges. Shares of a Series Fund represent an interest in one of the funds of the Series Fund which corresponds to a subaccount of the Account. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

     On each business day, shares of each fund are purchased or redeemed by us for each subaccount based on, among other things, the amount of net premiums allocated to the subaccount, distributions reinvested, and transfers to, from and among subaccounts, all to be effected as of that date. Such purchases and redemptions are effected at each fund's net asset value per share determined for that same date. A "business day" is any date on which the New York Stock Exchange is open for trading. We compute policy values for each business day as of the close of that day (usually 4:00 p.m. Eastern Standard Time).


Voting privileges that you will have

     All of the assets in the subaccounts of the Account are invested in shares of the corresponding funds of the Series Funds. We will vote the shares of each of the funds of a Series Fund which are deemed attributable to variable life insurance policies at regular and special meetings of the Series Fund's shareholders in accordance with instructions received from owners of such policies. Shares of the Series Fund held in the Account which are not attributable to such policies, as well as shares for which instructions from owners are not received, will be represented by us at the meeting. We will vote such shares for and against each matter in the same proportions as the votes based upon the instructions received from the owners of such policies.

     We determine the number of a fund's shares held in a subaccount attributable to each owner by dividing the amount of a policy's account value held in the subaccount by the net asset value of one share in the fund. Fractional votes will be counted. We determine the number of shares as to which the owner may give instructions as of the record date for a Series Fund's meeting. Owners of policies may give instructions regarding the election of the Board of Trustees or Board of Directors of a Series Fund, ratification of the selection of independent auditors, approval of Series Fund investment advisory agreements and other matters requiring a shareholder vote. We will furnish owners with information and forms to enable owners to give voting instructions.

     However, we may, in certain limited circumstances permitted by the SEC's rules, disregard voting instructions. If we do disregard voting instructions, you will receive a summary of that action and the reasons for it in the next semi-annual report to owners.


Changes we can make to a Series Fund or the Account

     The voting privileges described above reflect our understanding of applicable Federal securities law requirements. To the extent that applicable law, regulations or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements. We also reserve the right, subject to compliance with applicable law, including approval of owners if so required, (1) to transfer assets determined by JHVLICO to be associated with the class of policies to which your policy belongs from the Account to another separate account or subaccount, (2) to operate the Account as a "management-type investment company" under the 1940 Act, or in any other form permitted by law, the investment adviser of which would be JHVLICO, John Hancock or an affiliate of either, (3) to deregister the Account under the 1940 Act, (4) to substitute for the fund shares held by a subaccount any other investment permitted by law, and (5) to take any action necessary to comply with or obtain any exemptions from the 1940 Act. Any such change will be made only if, in our judgement, the change would best serve the interests of owners of policies in your policy class or would be appropriate in carrying out the purposes of such policies. We would notify owners of any of the foregoing changes and, to the extent legally required, obtain approval of affected owners and any regulatory body prior thereto. Such notice and approval, however, may not be legally required in all cases.


THE FIXED INVESTMENT OPTION

     Our obligations under the policy's fixed investment option are backed by our general account assets. Our general account consists of assets owned by us other than those in the Account and in other separate accounts that we may establish. Subject to applicable law, we have sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Instead, we guarantee that the account value allocated to the fixed investment option will accrue interest daily at an effective annual rate of at least 4%without regard to the actual investment experience of the general account.

     Because of exemptive and exclusionary provisions, interests in our fixed investment option have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts, and we have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the fixed investment option. Disclosure regarding the fixed investment option may, however, be subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.


PREMIUMS


Planned Premiums

     The Policy Specifications page of your policy will show the "Planned Premium" for the policy. You choose this amount in the policy application. You will also choose how often to pay premiums-- annually, semi-annually, quarterly or monthly. The premium reminder notice we send you is based on the amount and period you choose. However, payment of Planned Premiums is not necessarily required. You need only invest enough to keep the policy in force (see "Lapse and Reinstatement" on page 16).


Maximum premium payments

     Federal tax law limits the amount of premium payments you can make relative to the amount of your policy's insurance coverage. We will not knowingly accept any amount by which a premium payment exceeds the maximum. If you exceed certain other limits, the law may impose a penalty on amounts you take out of your policy. More discussion of these tax law requirements begins on page 31. Also, we may refuse to accept any amount of an additional premium if:

     .    that amount of premium would increase our insurance risk exposure, and

     . the insured person doesn't provide us with adequate evidence that he or she continues to meet our requirements for issuing insurance.

     In no event, however, will we refuse to accept any premium necessary to prevent the policy from terminating or to keep the guaranteed death benefit feature in effect.


Ways to pay premiums

     If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to "John Hancock Life." We will not accept credit card checks. We will not accept starter or third party checks if they fail to satisfy our administrative requirements. Premiums after the first must be sent to the JHVLICO Life Servicing Office at the appropriate address shown on the back cover of this prospectus.

     We will also accept premiums:

     .    by wire or by exchange from another insurance company,

     . via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

     .    if we agree to it, through a salary deduction plan with your employer.

     You can obtain information on these other methods of premium payment by contacting the JHVLICO Life Servicing Office.


Processing premium payments

     We will process any premium payment as of the day we receive it, unless one of the following exceptions applies:

     (1) We will process a payment received prior to a policy's date of issue as if received on the business day immediately preceding the date of issue.

     (2) If the Minimum Initial Premium is not received prior to the date of issue, we will process each premium payment received thereafter as if received on the business day immediately preceding the date of issue until all of the Minimum Initial Premium is received.

     (3) We will process the portion of any premium payment for which we require evidence of the insured person's continued insurability only after we have received such evidence and found it satisfactory to us.

     (4) If we receive any premium payment that we think will cause a policy to become a modified endowment or will cause a policy to lose its status as life insurance under the tax laws, we will not accept the excess portion of that premium payment and will immediately notify the owner. We will refund the excess premium when the premium payment check has had time to clear the banking system (but in no case more than two weeks after receipt), except in the following circumstances:

     . The tax problem resolves itself prior to the date the refund is to be made; or

     . The tax problem relates to modified endowment status and we receive a signed acknowledgment from the owner prior to the refund date instructing us to process the premium notwithstanding the tax issues involved.

In the above cases, we will treat the excess premium as having been received on the date the tax problem resolves itself or the date we receive the signed acknowledgment. We will then process it accordingly.

     (5) If a premium payment is received or is otherwise scheduled to be processed (as specified above) on a date that is not a business day, the premium payment will be processed on the business day next following that date.


LAPSE AND REINSTATEMENT

     Your entire policy can lapse for failure to pay charges due under the policy. If the no lapse guarantee feature is not in effect, the policy will lapse if the policy's surrender value is not sufficient to pay the charges due on a grace period testing date. We will notify you of how much you will need to pay to keep the policy in force. You will have a 61 day "grace period" to make these payments. If you pay these amounts during the grace period, you may also continue the no lapse guarantee feature by paying the necessary NLG Premiums described in your policy.

     If you don't pay at least the required amount by the end of the grace period, your policy will lapse. If your policy lapses, all coverage under the policy will cease. Even if the policy terminates in this way, you can still reactivate (i.e., "reinstate") it within 3 years from the beginning of the grace period. You will have to provide evidence that the insured person still meets our requirements for issuing coverage. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the policy. Reinstatement of a lapsed policy will take effect on the monthly deduction date on or next following the date we approve the reinstatement request.

     If the no lapse guarantee feature is not in effect and the insured person dies during the grace period, we will deduct any unpaid monthly charges from the death benefit. During a grace period, you cannot make a partial withdrawal or policy loan.

No lapse guarantee feature

     This feature guarantees that your Sum Insured will not terminate (i.e., "lapse"), regardless of adverse investment performance, if on each "grace period testing date" the amount of cumulative premiums you have paid (less all withdrawals from the policy and all outstanding loans) equals or exceeds the sum of all No Lapse Guarantee Premiums ("NLG Premiums") due to date. If the no lapse guarantee test is not satisfied on any grace period testing date, the no lapse guarantee feature will not be "in effect" on that date. We currently test on a quarterly basis, but reserve the right to test on each monthly deduction date. (The term " monthly deduction date" is defined on page 27 under " Procedures for issuance of a policy".)

     The NLG Premium will never be greater than the so-called "guideline premium" for the policy as defined in Section 7702 of the Internal Revenue Code.

     The no lapse guarantee feature applies only to the Sum Insured in effect when we issue the policy. It will not be in effect if you increase the Sum Insured (see "The Death Benefit" below). The amount of the Sum Insured that is guaranteed will be reduced to the extent that we pay it to you under a living care or life-time care additional benefit rider while the insured is living (see "Optional benefit riders you can add" on page 25). If there are monthly charges that remain unpaid because of this feature, we will deduct such charges when there is sufficient surrender value to pay them.

     If an insufficient amount of NLG Premiums have been paid on a grace period testing date, and your policy would lapse for failure to pay charges then due, we will provide you with a notification as described in the preceding section, "Lapse and Reinstatement".


THE DEATH BENEFIT

     In your application for the policy, you will tell us how much life insurance coverage you want on the life of the insured person. This is called the "Sum Insured."

     When the insured person dies, we will pay the death benefit minus any outstanding loans. There are two ways of calculating the death benefit. You must choose which one you want in the application. The two death benefit options are:

     . Option A - The death benefit will equal the greater of (1) the Sum Insured or (2) the minimum insurance amount (as described below).

     . Option B - The death benefit will equal the greater of (1) the Sum Insured plus your policy's account value on the date of death, or (2) the minimum insurance amount under the "guideline premium and cash value corridor test."

     For the same premium payments, the death benefit under Option B will tend to be higher than the death benefit under Option A. On the other hand, the monthly insurance charge will be higher under Option B to compensate us for the additional insurance risk. Because of that, the account value will tend to be higher under Option A than under Option B for the same premium payments.


Limitations on payment of death benefit

     If the insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of the insured person, we will adjust the amount of any death benefit as described in the policy.


The minimum insurance amount

     In order for a policy to qualify as life insurance under Federal tax law, there has to be a minimum amount of insurance in relation to account value. There are two tests that can be applied under Federal tax law -- the "guideline premium and cash value corridor test" and the "cash value accumulation test." When you elect the Option A death benefit, you must also elect which test you wish to have applied. If you elect the Option B death benefit, the guideline premium and cash value corridor test will automatically be applied. Under the guideline premium and cash value corridor test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor (called "corridor factor" in the policy) applicable on that date. In this case, the factors are derived by applying the guideline premium and cash value corridor test. The factor starts out at 2.50 for ages at or below 40 and decreases as attained age increases, reaching a low of 1.0 at age 95. A table showing the factor for each age will appear in the policy. Under the cash value accumulation test, we compute the minimum insurance amount each business day by multiplying the account value on that date by the death benefit factor applicable on that date. In this case, the factors are derived by applying the cash value accumulation test. The factor decreases as attained age increases. A table showing the factor for each age will appear in the policy.

     As noted above, you have to elect which test will be applied if you elect the Option A death benefit. The cash value accumulation test may be preferable if you want an increasing death benefit in later policy years and/or want to fund the policy at the "7 pay" limit for the full 7 years (see "Tax Considerations" beginning on page 31). The guideline premium and cash value corridor test may be preferable if you want the account value under the policy to increase without increasing the death benefit as quickly as might otherwise be required.


When the insured person reaches 100

     On the policy anniversary nearest the insured person's 100th birthday, the death benefit will become equal to the account value on the date of death. Death benefit Options A and B (as described above) will cease to apply. Also, we will stop deducting any monthly charges (other than the asset-based risk charge) and will stop accepting any premium payments.

     On page 25, we describe an optional Age 100 Maintenance of Death Benefit Rider that provides for continuation of the Sum Insured after the insured person reaches 100.


Requesting an increase in coverage

     You may request an increase in the Sum Insured. As to when such an increase would take effect, see "Effective date of certain policy transactions" on page
18). Generally, each such increase must be at least $50,000. However, you will have to provide us with evidence that the insured person still meets our requirements for issuing insurance coverage.


Requesting a decrease in coverage

     The Sum Insured generally cannot be decreased after policy issue.


Change of death benefit option

     If the "guideline premium and cash value corridor test" applies to your policy, you may change your coverage from death benefit Option A to Option B or vice-versa on any policy anniversary, but only if there is no change in the Federal tax law test used to determine the minimum insurance amount. If you change from Option A to Option B, we will require evidence that the insured person still meets our requirements for issuing coverage. This is because such a change increases our insurance risk exposure.

     If the "cash value accumulation test" applies to your policy, you can never change to either Option A under the "guideline premium and cash value corridor test" or to Option B.

     Please read "The minimum insurance amount" on page 17 for more information about the "guideline premium and cash value corridor test" and the "cash value accumulation test."


Effective date of certain policy transactions

     The following transactions take effect on the policy anniversary on or next following the date we approve your request:

     .    Sum Insured increases.

     .    Change of death benefit Option from A to B.

     A change of death benefit Option from B to A is effective on the policy anniversary on or next following the date we receive the request.

     Sum Insured decreases, if allowed, take effect on the monthly deduction date on or next following the date we approve your request.

Tax consequences of coverage changes

     Please read "Tax considerations" starting on page 31 to learn about possible tax consequences of changing your insurance coverage under the policy.


Your beneficiary

     You name your beneficiary when you apply for the policy. The beneficiary is entitled to the proceeds we pay following the insured person's death. You may change the beneficiary during the insured person's lifetime. Such a change requires the consent of any irrevocable named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.


Ways in which we pay out policy proceeds

     You may choose to receive proceeds from the policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $1,000 or more applied to any of a number of other payment options, including the following:

     .    Option 1 - Proceeds left with us to accumulate with interest

     . Option 2A - Equal monthly payments of a specified amount until all proceeds are paid out

     .    Option 2B - Equal monthly payments for a specified period of time

     . Option 3 - Equal monthly payments for life, but with payments guaranteed for a specific number of years

     .    Option 4 - Equal monthly payments for life with no refund

     . Option 5 - Equal monthly payments for life with a refund if all of the proceeds haven't been paid out

     You cannot choose an option if the monthly payments under the option would be less than $50. We will issue a supplementary agreement when the proceeds are applied to any alternative payment option. That agreement will spell out the terms of the option in full. We will credit interest on each of the above options. For Options 1 and 2A, the interest will be at least an effective annual rate of 3.50%. If no alternative payment option has been chosen, proceeds will be paid as a single sum.


Changing a payment option

     You can change the payment option at any time before the proceeds are payable. If you haven't made a choice, the payee of the proceeds has a prescribed period in which he or she can make that choice.


Tax impact of payment option chosen

     There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.


THE ACCOUNT VALUE

     From each premium payment you make, we deduct the charges described under "Deductions from premium payments" on page 23. We invest the rest in the investment options you've elected. Special investment rules apply to premiums processed prior to the twentieth day after your policy becomes effective. (See "Commencement of investment performance" below).

     Over time, the amount you've invested in any variable investment option will increase or decrease the same as if you had invested the same amount directly in the corresponding fund of a Series Fund and had reinvested all fund dividends and distributions in additional fund shares; except that we will deduct certain additional charges which will reduce your account value. We describe these charges under "Description of Charges at the Policy Level" beginning on page 23.

     The amount you've invested in the investment option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. If you want to know what the current declared rate is, just call or write to us. Amounts you invest in the investment option will not be subject to the asset-based risk charge described on page 23. Otherwise, the policy level charges applicable to the investment option are the same as those applicable to the variable investment options.


Commencement of investment performance

     Any premium payment processed prior to the twentieth day after the policy's date of issue will automatically be allocated to the Money Market investment option. On the later of the date such payment is received or the twentieth day following the date of issue, the portion of the Money Market investment option attributable to such payment will be reallocated automatically among the investment options you have chosen.

     All other premium payments will be allocated among the investment options you have chosen as soon as they are processed.


Allocation of future premium payments

     At any time, you may change the investment options in which future premium payments will be invested. You make the original allocation in the application for the policy. The percentages you select must be in whole numbers and must total 100%.


Transfers of existing account value

     You may also transfer your existing account value from one investment option to another. To do so, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any investment option in any policy year is $1,000,000.

     The policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers among investment options. As a consequence, we have reserved the right to impose limits on the number and frequency of transfers into and out of variable investment options and to impose a charge of up to $25 for any transfer beyond an annual limit (which will not be less than 12). Under our current rules, we impose no charge on transfers but we do impose the following restrictions on transfers into and out of variable investment options:

     . No more than 12 such transfer requests will be processed in any policy year. In applying this restriction, any transfer request involving the transfer of account value into or out of multiple variable investment options will still count as only one request.

     . We will monitor your transfer requests to determine whether you have transferred account value into any variable investment option within 28 calendar days after you transferred account value out of that variable investment option (i.e., effected a "short duration round trip"). If we determine that you have effected a short duration round trip, you will be prohibited from effecting any further short duration round trips with respect to any variable investment option for as long as the policy remains in effect.

     If we change any of the above rules relating to transfers, we will notify you of the change. Transfers under the dollar cost averaging program will not be counted toward any limit or restriction on transfers into and out of variable investment options.

     Under our current rules, you can make transfers out of any variable investment option anytime you wish. However, we reserve the right to impose limits on the number and frequency of transfers into and out of variable investment options and to impose a charge of up to $25 for any transfer beyond an annual limit (which will not be less than 12). Transfers under the dollar cost averaging program or the asset rebalancing program would not be counted toward any such limit.

     Transfers out of the fixed investment option are currently subject to the following restrictions:

     .    You can only make such a transfer once in each policy year.

     . Any transfer request received within 6 months of the last transfer out of the fixed investment option will not be processed until such 6 month period has expired.

     .    The most you can transfer at any one time is the greater of (i) $500,
          (ii) 20% of the assets in your fixed investment option or (iii) the amount transferred out of your fixed investment option during the previous policy year.

     We reserve the right to impose limits on the minimum amount of each transfer out of the fixed investment option and the maximum amount of any transfer into the fixed investment option after the second policy year.

     If there is a default as described in the "Lapse and reinstatement" provision and a "grace period" is triggered, you will be prohibited from making any transfers among investment options while the grace period remains in effect.


Dollar cost averaging

     This is a program of automatic monthly transfers out of the Money Market investment option into one or more of the other variable investment options. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. Obviously, the success of this strategy depends on market trends and is not guaranteed.

     Scheduled transfers under this option may be made from the Money Market investment option to not more than nine other variable investment options. However, the amount transferred to any one investment option must be at least $100.

     Once we receive the election in form satisfactory to us at our Life Servicing Office, transfers will begin on the second monthly deduction date following its receipt. Once elected, the scheduled monthly transfer option will remain in effect for so long as you have at least $2,500 of your account value in the Money Market investment option, or until we receive written notice from you of cancellation of the option or notice of the death of the insured person.

     The dollar cost averaging and rebalancing options cannot be in effect at the same time. We reserve the right to modify, terminate or suspend the dollar cost averaging program at any time. If you have any questions with respect to dollar cost averaging, call 1-800-732-5543.


Asset rebalancing

     This is a program that automatically re-sets the percentage of your account value allocated to the variable investment options. Over time, the variations in the investment results for each variable investment option you've elected will shift the percentage allocations among them. The rebalancing program will periodically transfer your account value among the variable investment options to reestablish the preset percentages you have chosen. Rebalancing would usually result in transferring amounts from a variable investment option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a variable investment option with relatively lower current investment performance to one with relatively higher current investment performance.

     This option can be elected in the application or by sending the appropriate form to our Life Servicing Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option and a future beginning date. The first rebalancing will occur on the monthly deduction date that occurs on or next follows the beginning date you select.

     Once elected, rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person. If you cancel rebalancing, you will have to wait 30 days before you can start it again.

     The fixed investment option does not participate in and is not affected by rebalancing.The rebalancing and dollar cost averaging options cannot be in effect at the same time. We reserve the right to modify, terminate or suspend the rebalancing program at any time. If you have any questions with respect to asset rebalancing, call 1-800-732-5543.

SURRENDER AND PARTIAL WITHDRAWALS


Full surrender

     You may surrender your policy in full at any time. If you do, we will pay you the account value, less any policy loans. This is called your "surrender value." You must return your policy when you request a full surrender. We process surrenders as of the day we receive the surrender request.


Partial withdrawals

     You may make a partial withdrawal of your surrender value at any time after the first policy year. Each partial withdrawal must be at least $1,000. There is a charge (usually $20) for each partial withdrawal. We will automatically reduce the account value of your policy by the amount of the withdrawal and the related charge. Unless we agree otherwise, each investment option will be reduced in the same proportion as the account value is then allocated among them. We will not permit a partial withdrawal if it would cause your surrender value to fall below 3 months' worth of monthly charges (see "Deductions from account value" on page
23). We also reserve the right to refuse any partial withdrawal that would cause the policy's Sum Insured to fall below $250,000. Under the Option A death benefit, the reduction of your account value occasioned by a partial withdrawal could cause the minimum insurance amount to become less than your Sum Insured (see "The Death Benefit" on page 17). If that happens, we will automatically reduce your Sum Insured. The calculation of that reduction is explained in the policy. If the reduction in Sum Insured would cause your policy to fail the Internal Revenue Code's definition of life insurance, we will not permit the partial withdrawal.


POLICY LOANS

     You may borrow from your policy at any time by completing a form satisfactory to us or, if the telephone transaction authorization form has been completed, by telephone. The maximum amount you can borrow is determined as follows:

     .    We first determine the surrender value of your policy.

     . We then subtract an amount equal to 12 times the monthly charges then being deducted from account value.

     . We then multiply the resulting amount by.75% in policy years 1 through 10, .50% in policy years 11 through 20, and .25% thereafter.

     . We then subtract the third item above from the result of the second item above.

     The minimum amount of each loan is $1,000. The interest charged on any loan is an effective annual rate of 4.75% in the first 10 policy years, 4.50% in policy years 11 through 20, and 4.25% thereafter. Accrued interest will be added to the loan daily and will bear interest at the same rate as the original loan amount. The amount of the loan is deducted from the investment options in the same proportion as the account value is then allocated among them and is placed in a special loan account. This special loan account will earn interest at an effective annual rate of 4.0%. However, if we determine that a loan will be treated as a taxable distribution because of the differential between the loan interest rate and the rate being credited on the special loan account, we reserve the right to decrease the rate credited on the special loan account to a rate that would, in our reasonable judgement, result in the transaction being treated as a loan under Federal tax law. We process policy loans as of the day we receive the loan request.


Repayment of policy loans

     You can repay all or part of a loan at any time. Unless we agree otherwise, each repayment will be allocated among the investment options as follows:

     . The same proportionate part of the loan as was borrowed from the fixed investment option will be repaid to the fixed investment option.

     . The remainder of the repayment will be allocated among the investment options in the same way a new premium payment would be allocated.

If you want a payment to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments. We process loan repayments as of the day we receive the repayment.

Effects of policy loans

     The account value, the surrender value, and any death benefit above the Sum Insured are permanently affected by any loan, whether or not it is repaid in whole or in part. This is because the amount of the loan is deducted from the investment options and placed in a special loan account. The investment options and the special loan account will generally have different rates of investment return.

     The amount of the outstanding loan (which includes accrued and unpaid interest) is subtracted from the amount otherwise payable when the policy proceeds become payable.

     Whenever the outstanding loan equals or exceeds the surrender value, the policy will terminate 31 days after we have mailed notice of termination to you (and to any assignee of record at such assignee's last known address) specifying the minimum amount that must be paid to avoid termination, unless a repayment of at least the amount specified is made within that period. Also, taking out a loan on the policy increases the risk that the policy may lapse because of the difference between the interest rate charged on the loan and the interest rate credited to the special loan account. Policy loans may result in adverse tax consequences under certain circumstances (see "Tax considerations" beginning on page 31).

DESCRIPTION OF CHARGES AT THE POLICY LEVEL

Deduction from premium payments

..    Tax charge - A charge to cover state premium taxes we currently expect to pay, on average, and the increased Federal income tax burden that we currently expect will result from receipt of premiums. This charge is currently 3.60% of each premium.

Deductions from account value

..    Insurance charge - A monthly charge for the cost of insurance. To determine the charge, we multiply the amount of insurance for which we are at risk by a cost of insurance rate. The rate is derived from an actuarial table. The table in your policy will show the maximum cost of insurance rates. The cost of insurance rates that we currently apply are generally less than the maximum rates. We will review the cost of insurance rates at least every 5 years and may change them from time to time. However, those rates will never be more than the maximum rates shown in the policy. The table of rates we use will depend on the insurance risk characteristics and (usually) gender of the insured person, the Sum Insured and the length of time the policy has been in effect. Regardless of the table used, cost of insurance rates generally increase each year that you own your policy, as the insured person's attained age increases. (The insured person's
     "attained age" on any date is his or her age on the birthday nearest that date.) We currently apply three "bands" of insurance rates, based on a policy's Sum Insured on the date of issue, but continuation of that practice is not guaranteed. The lowest band of rates is for policies of $1 million or more, next lower for policies between $500,000 to $999,999, and the highest band is for policies between $250,000 to $499,999. The insurance charge for death benefit Option B will tend to be higher than the insurance charge for death benefit Option A (see "The Death Benefit" on page 17).

..    Extra mortality charge - A monthly charge specified in your policy for additional mortality risk if the insured person is subject to certain types of special insurance risk.

..    Asset-based risk charge - A monthly charge for mortality and expense risks we assume. The charge is a percentage of that portion of your account value allocated to variable investment options. The current percentages are .062% for policy years

     1 - 15, .033% for policy years 16-30, and. 016% for policy year 31 and each policy year thereafter. These percentages equate to effective annual rates of .75% for policy years 1 - 15, .40% for policy years 15 - 30, and .20% for policy years 31 and thereafter. The reductions after policy year 15 have not occurred yet under any policy, since no policy has been outstanding for 15 years. We guarantee that this charge will never exceed .075% of that portion of your account value allocated to variable investment options. This percentage equates to an effective annual rate of .90%. This charge does not apply to the fixed investment option.

..    Optional benefits charge - Monthly charges for optional insurance benefits added to the policy by means of a rider. The riders we currently offer are described under "Optional benefit riders you can add" on page 25.

..    Partial withdrawal charge - A charge for each partial withdrawal of account value to compensate for the administrative expenses of processing the withdrawal. The charge is equal to the lesser of $20 or 2% of the withdrawal amount.

Additional information about how certain policy charges work

Sales expenses and related charges

     The amount of the charges in any policy year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the policies. Sales expenses may be recovered from a variety of sources, including gains from the charge for mortality and expense risks and other gains with respect to the policies, or from our general assets.

Effect of premium payment pattern

     You may structure the timing and amount of premium payments. Delaying the payment of premiums to later policy years could increase the risk that the no lapse guarantee feature will not in be effect and the account value will be insufficient to pay policy charges as they come due. As a result, the policy may lapse and eventually terminate. Conversely, accelerating the payment of premiums to earlier policy years could cause aggregate premiums paid to exceed the policy's 7-pay premium limit and, as a result, cause the policy to become a modified endowment, with adverse tax consequences to you upon receipt of policy distributions. (See "Tax considerations" beginning on page 31.)

Method of deduction

     Unless we agree otherwise, we will deduct the monthly charges described above from your policy's investment options in proportion to the amount of account value you have in each. For each month that we cannot deduct any charge because of insufficient account value, the uncollected charges will accumulate and be deducted when and if sufficient account value becomes available.

     The insurance under the policy continues in full force during any grace period but, if the insured person dies during the policy grace period, the amount of unpaid monthly charges is deducted from the death benefit otherwise payable.

Reduced charges for eligible classes

     The charges otherwise applicable may be reduced with respect to policies issued to a class of associated individuals or to a trustee, employer or similar entity where we anticipate that the sales to the members of the class will result in lower than normal sales or administrative expenses, lower taxes or lower risks to us. We will make these reductions in accordance with our rules in effect at the time of the application for a policy. The factors we consider in determining the eligibility of a particular group for reduced charges, and the level of the reduction, are as follows: the nature of any association and its organizational framework; the method by which sales will be made to the members of the class; the facility with which premiums will be collected from the associated individuals and any association's capabilities with respect to administrative tasks; the anticipated lapse and surrender rates of the policies; the size of the class of associated individuals and the number of years it has been in existence; the aggregate amount of premiums paid; and any other such circumstances which result in a reduction in sales or administrative expenses, lower taxes or lower risks. Any reduction in charges will be reasonable and will apply uniformly to all prospective policy purchasers in the class and will not unfairly discriminate against any owner.

Other charges we could impose in the future

     Except for the tax charge, we currently make no charge for our Federal income taxes. However, if we incur, or expect to incur, income taxes attributable to any subaccount of the Account or this class of policies in future years, we reserve the right to make a charge for such taxes. Any such charge would reduce what you earn on any affected investment options. However, we expect that no such charge will be necessary.

     We also reserve the right to increase the tax charge in order to correspond with changes in the state premium tax levels or in the Federal income tax treatment of the deferred acquisition costs for this type of policy.

     Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we may make charges for such taxes.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

     The funds must pay investment management fees and other operating expenses. These fees and expenses (shown in the tables on pages 9 and 10) are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the tables.

     The figures for the funds shown in the tables on pages 9 and 10 are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2003, except as indicated in the footnotes appearing at the end of those tables. Expenses of the funds are not fixed or specified under the terms of the policy, and those expenses may vary from year to year.

OTHER POLICY BENEFITS, RIGHTS AND LIMITATIONS

Optional benefit riders you can add

     When you apply for a policy, you can request any of the optional benefit riders that we then make available. Availability of any rider, the benefits it provides and the charges for it may vary by state. Our rules and procedures will govern eligibility for any rider and, in some cases, the configuration of the actual rider benefits. Each rider contains specific details that you should review before you decide to choose the rider. Charges for most riders will be deducted from the policy's account value. We may change these charges (or the rates that determine them), but not above any applicable maximum amount stated in the Policy Specifications page of your policy. Charges for the Long-Term Care Acceleration Rider, as described below, may be considered a "distribution" for federal income tax purposes (see "Tax considerations," beginning on page 31). We may add to, delete from, or modify the following list of additional benefit riders:

..    Living Care Benefit Rider - Provides for an advance payment to you of a portion of the death benefit if the insured person becomes terminally ill, as defined in the rider, with death expected within 24 months. Advances under the rider are discounted for interest at the rates specified in the rider, and we may use a portion of any advance to repay loans under your policy. The maximum advance is $1,000,000.

..    Age 100 Maintenance of Death Benefit Rider - Provides for the continuation of the Sum Insured in force when the insured person attains age 100, without charge, if the policy's account value at the time is greater than zero. The monthly charge for this rider currently begins in the 6th policy year.

..    Long-Term Care Acceleration Rider - intended only for policies where the death benefit is determined under Option A and the "cash value accumulation test" described on page 17 is elected. This rider provides for periodic advance payments to you of a portion of the death benefit if the insured person becomes "chronically ill" so that such person: (1) is unable to perform at least 2 activities of daily living without substantial human assistance or has a severe cognitive impairment; and (2) is receiving certain qualified services described in the rider.

     Benefits under the Long-Term Care Acceleration Rider will not begin until we receive proof that the insured person qualifies and has received 100 days of "qualified long-term care service" as defined in the rider, while the policy was in force. You must continue to submit evidence during the insured person's lifetime of the insured person's eligibility for rider benefits.

     We determine a maximum amount of death benefit that we will advance for each month of qualification. This amount, called the "Maximum Monthly Benefit" is based on the percentage of the policy's death benefit that you select when you apply for the policy, and the death benefit amount in effect when the insured person qualifies for benefits. The actual amount of any advance is based on the expense incurred by the insured person, up to the Maximum Monthly Benefit, for each day of qualified long-term care service in a calendar month. The first 100 days of qualified long-term care service, however, are excluded in any determination of an advance. We will recalculate the Maximum Monthly Benefit if you make a partial withdrawal of account value, and for other events described in the rider. Each advance reduces the remaining death benefit under your policy, and causes a proportionate reduction in your policy's account value. If you have a policy loan, we will use a portion of each death benefit advance to repay indebtedness.

     We restrict your account value's exposure to market risk when benefits are paid under the Long-Term Care Acceleration rider. We do this in several ways. First, before we begin paying any Monthly Benefit or waiving monthly deductions, we will transfer all account value from the variable investment options to the fixed investment option . (The amount to be transferred will be determined on the business day immediately following the date we approve a request for benefits under the rider.) In addition, you will not be permitted to transfer account value or allocate any additional premium payment to a variable investment option while rider benefits are paid. Your participation in any of the automatic investment plans will also be suspended during this period .

     If the insured person no longer qualifies for rider benefits and your policy remains in force, you will be permitted to invest new premium payments or existing account value in the variable investment options. (The restriction on transfers from the fixed account described on page 20 will continue to apply.) Benefits under this rider do not reduce the No Lapse Guarantee Premium payment requirements described on page 17 that may be necessary for the no lapse guarantee feature to remain in effect after a termination of rider benefits.

     If you purchase this rider:

     . you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of elder care services available to seniors, and

     . you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

Variations in policy terms

     Insurance laws and regulations apply to us in every state in which our policies are sold. As a result, various terms and conditions of your insurance coverage may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your policy or in endorsements attached to your policy.

     We may vary the charges and other terms of our policies where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the policies. These include the type of variations discussed under "Reduced charges for eligible classes" on page 24. No variation in any charge will exceed any maximum stated in this prospectus with respect to that charge.

     Any variation discussed above will be made only in accordance with uniform rules that we adopt and that we apply fairly to our customers.

Procedures for issuance of a policy

     Generally, the policy is available with a minimum Sum Insured at issue of $250,000. At the time of issue, the insured person must have an attained age of no more than 85. All insured persons must meet certain health and other insurance risk criteria called "underwriting standards".

     Policies issued in Montana or in connection with certain employee plans will not directly reflect the sex of the insured person in either the premium rates or the charges or values under the policy.

Minimum Initial Premium

     The Minimum Initial Premium must be received by us at our Life Servicing Office in order for the policy to be in full force and effect. There is no grace period for the payment of the Minimum Initial Premium. The Minimum Initial Premium is determined by us based on the characteristics of the insured person, the Sum Insured at issue, and the policy options you have selected.

Commencement of insurance coverage

     After you apply for a policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a policy to you and, if so, what the insured person's rate class should be. After we approve an application for a policy and assign an appropriate insurance rate class, we will prepare the policy for delivery. We will not pay a death benefit under a policy unless the policy is in effect when the insured person dies (except for the circumstances described under "Temporary insurance coverage prior to policy delivery" on page 27).

     The policy will take effect only if all of the following conditions are satisfied:

     .    The policy is delivered to and received by the applicant.

     .    The Minimum Initial Premium is received by us.

     . The insured person is living and still meets our health criteria for issuing insurance.

     If all of the above conditions are satisfied, the policy will take effect on the date shown in the policy as the "date of issue." That is the date on which we begin to deduct monthly charges. Policy months, policy years and policy anniversaries are all measured from the date of issue.

Backdating

     In order to preserve a younger age at issue for the insured person, we can designate a date of issue that is up to 60 days earlier than the date that would otherwise apply. This is referred to as "backdating" and is allowed under state insurance laws. Backdating can also be used in certain corporate-owned life insurance cases involving multiple policies to retain a common monthly deduction date.

     The conditions for coverage described above under "Commencement of insurance coverage" must still be satisfied, but in a backdating situation the policy always takes effect retroactively. Backdating results in a lower insurance charge (if it is used to preserve an insured person's younger age at issue), but monthly charges begin earlier than would otherwise be the case. Those monthly charges will be deducted as soon as we receive premiums sufficient to pay them.

Temporary coverage prior to policy delivery

     If a specified amount of premium is paid with the application for a policy and other conditions are met, we will provide temporary term life insurance coverage on the insured person for a period prior to the time coverage under the policy takes effect. Such temporary term coverage will be subject to the terms and conditions described in the application for the policy, including limits on amount and duration of coverage.

Monthly deduction dates

     Each charge that we deduct monthly is assessed against your account value or the subaccounts at the close of business on the date of issue and at the close of the first business day in each subsequent policy month.

Changes that we can make as to your policy

     We reserve the right to make any changes in the policy necessary to ensure the policy is within the definition of life insurance under the Federal tax laws and is in compliance with any changes in Federal or state tax laws.

     In our policies, we reserve the right to make certain changes if they would serve the best interests of policy owners or would be appropriate in carrying out the purposes of the policies. Such changes include the following:

     . Changes necessary to comply with or obtain or continue exemptions under the federal securities laws

     .    Combining or removing investment options

     .    Changes in the form of organization of any separate account

     Any such changes will be made only to the extent permitted by applicable laws and only in the manner permitted by such laws. When required by law, we will obtain your approval of the changes and the approval of any appropriate regulatory authority.

The owner of the policy

     Who owns the policy? That's up to the person who applies for the policy. The owner of the policy is the person who can exercise most of the rights under the policy, such as the right to choose the investment options or the right to surrender the policy. In many cases, the person buying the policy is also the person who will be the owner. However, the application for a policy can name another person or entity (such as a trust) as owner. Whenever we've used the term "you" in this prospectus, we've assumed that the reader is the person who has whatever right or privilege is being discussed. There may be tax consequences if the owner and the insured person are different, so you should discuss this issue with your tax adviser.

     While the insured person is alive, you will have a number of options under the policy. Here are some major ones:

     . Determine when and how much you invest in the various investment options

     .    Borrow or withdraw amounts you have in the investment options

     .    Change the beneficiary who will receive the death benefit

     .    Change the amount of insurance

     . Turn in (i.e., "surrender") the policy for the full amount of its surrender value

     . Choose the form in which we will pay out the death benefit or other proceeds

     It is possible to name so-called "joint owners" of the policy. If more than one person owns a policy, all owners must join in most requests to exercise rights under the policy.

Policy cancellation right

     You have the right to cancel your policy within 10 days after you receive it (the period may be longer in some states). This is often referred to as the "free look" period. To cancel your policy, simply deliver or mail the policy to:

     . JHVLICO at one of the addresses shown on the back cover of this prospectus, or

     . if applicable, the JHVLICO representative who delivered the policy to you.

     In most states, you will receive a refund of any premiums you've paid. In some states, the refund will be your account value on the date of cancellation plus all charges deducted by JHVLICO or the Series Funds prior to that date. The date of cancellation will be the date of such mailing or delivery.

Reports that you will receive

     At least annually, we will send you a statement setting forth the following information as of the end of the most recent reporting period: the amount of the death benefit, the Sum Insured, the account value, the portion of the account value in each investment option, the surrender value, premiums received and charges deducted from premiums since the last report, and any outstanding policy loan (and interest charged for the preceding policy year). Moreover, you also will receive confirmations of premium payments, transfers among investment options, policy loans, partial withdrawals and certain other policy transactions.

     Semiannually we will send you a report containing the financial statements of each Series Fund, including a list of securities held in each fund.

Assigning your policy

     You may assign your rights in the policy to someone else as collateral for a loan or for some other reason. Assignments do not require the consent of any revocable beneficiary. A copy of the assignment must be forwarded to us. We are not responsible for any payment we make or any action we take before we receive notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal or loan from the policy.

When we pay policy proceeds

General

     We will pay any death benefit, withdrawal, surrender value or loan within 7 days after we receive the last required form or request (and, with respect to the death benefit, any other documentation that may be required). If we don't have information about the desired manner of payment within 7 days after the date we receive documentation of the insured person's death, we will pay the proceeds as a single sum.

Delay to challenge coverage

     We may challenge the validity of your insurance policy based on any material misstatements made to us in the application for the policy. We cannot make such a challenge, however, beyond certain time limits that are specified in the policy.

Delay for check clearance

     We reserve the right to defer payment of that portion of your account value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of separate account proceeds

     We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from a variable investment option if (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the account value; or (3) the SEC by order permits the delay for the protection of owners. Transfers and allocations of account value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Delay of general account surrender proceeds

     State laws allow us to defer payment of any portion of the surrender value derived from the fixed investment option for up to 6 months. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis.

How you communicate with us

General Rules

     You should mail or express all checks and money orders for premium payments and loan repayments to the JHVLICO Life Servicing Office at the appropriate address shown on the back cover.

     Information can be obtained through our Life Servicing Office on how to initiate other transactions under your policy, including the following:

     .    loans, surrenders or partial withdrawals

     .    transfers of account value among investment options

     .    change of allocation among investment options for new premium payments

     .    change of death benefit option

     .    increase or decrease in Sum Insured

     .    change of beneficiary

     .    election of payment option for policy proceeds

     .    tax withholding elections

     .    election of telephone transaction privilege

     .    death benefit claims

     Such information may also be obtained through our website, which is currently "www.jhancock.com". It is important to follow the instructions provided when initiating a transaction under your policy. Certain requests must be made in writing and be signed and dated by you. Electronic requests for transactions that require a signature will not be processed under our current rules.

     Whether it is in writing or electronic, we don't consider that we've "received" any communication until such time as it has arrived at the proper place and in the proper and complete form.

     Each communication to us must include your name, your policy number and the name of the insured person. We cannot process any request that doesn't include this required information. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 4:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

Telephone and Facsimile Transactions

     If you complete a special authorization form, you can request loans, transfers among investment options and changes of allocation among investment options simply by telephoning us at 1-800-732-5543 or by faxing us at 1-617-886-3048. Any fax request should include your name, daytime telephone number, policy number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

     If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

     As stated earlier in this prospectus, the policies are not designed for professional market timing organizations or other persons or entities that use programmed or frequent transfers amoung investment options. For reasons such as that, we have imposed restrictions on transfers. However, we also reserve the right to change our telephone and facsimile transaction policies or procedures at any time. Moreover, we also reserve the right to suspend or terminate the privilege altogether with respect to all policies like yours or with respect to any class of such policies.

TAX CONSIDERATIONS

     This description of federal income tax consequences is only a brief summary and is not intended as tax advice. Tax consequences will vary based on your own particular circumstances, and for further information you should consult a qualified tax advisor. Federal, state and local tax laws, regulations and interpretations can change from time to time. As a result, the tax consequences to you and the beneficiary may be altered, in some cases retroactively.


General

     Generally, death benefits paid under policies such as yours are not subject to income tax. Earnings on your account value are not subject to income tax as long as we don't pay them out to you. If we do pay out any amount of your account value upon surrender or partial withdrawal, all or part of that distribution should generally be treated as a return of the premiums you've paid and should not be subject to income tax. Amounts you borrow are generally not taxable to you.

     However, some of the tax rules change if your policy is found to be a "modified endowment contract." This can happen if you've paid more than a certain amount of premiums that is prescribed by the tax laws. Additional taxes and penalties may be payable for policy distributions of any kind.


Policy proceeds

     We believe the policy will receive the same federal income and estate tax treatment as fixed benefit life insurance policies. Section 7702 of the Internal Revenue Code (the "Code") defines a life insurance contract for federal tax purposes. If certain standards are met at issue and over the life of the policy, the policy will satisfy that definition. We will monitor compliance with these standards.

     If the policy complies with Section 7702, we believe the death benefit proceeds under the policy will be excludable from the beneficiary's gross income under Section 101 of the Code. In addition, if you have elected the Long-Term Care Acceleration Rider, the rider's benefits generally will be excludable from gross income under the Code. The tax-free nature of these accelerated benefits is contingent on the rider meeting specific requirements under Sections 101 and/or Section 7702B of the Code. We have designed the rider to meet these standards.


Other policy distributions

     Increases in account value as a result of interest or investment experience will not be subject to federal income tax unless and until values are actually received through distributions. In general, the owner will be taxed on the amount of distributions that exceed the premiums paid under the policy. But under certain circumstances within the first 15 policy years, the owner may be taxed on a distribution even if total withdrawals do not exceed total premiums paid. Any taxable distribution will be ordinary income to the owner (rather than capital gains).

     Distributions for tax purposes can include amounts received upon surrender or partial withdrawals. You may also be deemed to have received a distribution for tax purposes if you assign all or part of your policy rights or change your policy's ownership. If you have elected the Long-Term Care Acceleration Rider, as described beginning on page 25, you may be deemed to have received a distribution for tax purposes each time a deduction is made from your policy's account value to pay the rider charge.

     We also believe that, except as noted below, loans received under the policy will be treated as indebtedness of an owner and that no part of any loan will constitute income to the owner. However, if the policy terminates for any reason, the amount of any outstanding loan that was not previously considered income will be treated as if it had been distributed to the owner upon such termination. This could result in a considerable tax bill. Under certain circumstances involving large amounts of outstanding loans, you might find yourself having to choose between high premiums requirements to keep your policy from lapsing and a significant tax burden if you allow the lapse to occur.

     It is possible that, despite our monitoring, a policy might fail to qualify as a life insurance contract under Section 7702 of the Code. This could happen, for example, if we inadvertently failed to return to you any premium payments that were in excess of permitted amounts, or if any of the funds failed to meet certain investment diversification or other requirements of the Code. If this were to occur, you would be subject to income tax on the income credited to the policy for the period of the disqualification and for subsequent periods.

     Tax consequences of ownership or receipt of policy proceeds under federal, state and local estate, inheritance, gift and other tax laws depend on the circumstances of each owner or beneficiary.

     Because there may be unfavorable tax consequences (including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary), you should consult a qualified tax adviser prior to changing the policy's ownership or making any assignment of ownership interests.


Diversification rules and ownership of the Account

     Your policy will not qualify for the tax benefit of a life insurance contract unless the Account follows certain rules requiring diversification of investments underlying the policy. In addition, the rules require that the policy owner not have "investment control" over the underlying assets.

     The Treasury Department explained in its temporary regulations regarding diversification that such regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account". As the variable policy owner, you will be treated as the owner of Account assets if you have the ability to exercise investment control over them. If you are found to have such ability, you will be taxed on any income or gains the assets generate. Although the Treasury Department announced several years ago that it would provide further guidance on this issue, it had not yet done so as of the date of this prospectus.

     The ownership rights under your policy are similar to, but different in certain respects from, those described in Internal Revenue Service rulings in which it was determined that policyholders were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible that you would be treated as the owner of your policy's proportionate share of the assets of the Account.

     We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the funds will be able to operate as currently described in the Series Funds' prospectuses, or that a Series Fund will not have to change any fund's investment objectives or policies. We have reserved the right to modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the Account, but we are under no obligation to do so


7-pay premium limit

     At the time of policy issuance, we will determine whether the Planned Premium schedule will exceed the 7-pay limit discussed below. If so, our standard procedures prohibit issuance of the policy unless you sign a form acknowledging that fact.

     The 7-pay limit is the total of net level premiums that would have been payable at any time for a comparable fixed policy to be fully "paid-up" after the payment of 7 equal annual premiums. "Paid-up" means that no further premiums would be required to continue the coverage in force until maturity, based on certain prescribed assumptions. If the total premiums paid at any time during the first 7 policy years exceed the 7-pay limit, the policy will be treated as a "modified endowment", which can have adverse tax consequences.

     The owner will be taxed on distributions and loans from a "modified endowment" to the extent of any income (gain) to the owner (on an income-first basis). The distributions and loans affected will be those made on or after, and within the two year period prior to, the time the policy becomes a modified endowment. Additionally, a 10% penalty tax may be imposed on taxable portions of such distributions or loans that are made before the owner attains age 59 1/2.

     Furthermore, any time there is a "material change" in a policy (generally the result of such things as an increase in the Additional Sum Insured, the addition of certain other policy benefits after issue, a change in death benefit option, or reinstatement of a lapsed policy), the policy will have a new 7-pay limit as if it were a newly-issued policy. If a prescribed portion of the policy's then account value, plus all other premiums paid within 7 years after the material change, at any time exceed the new 7-pay limit, the policy will become a modified endowment.

     Moreover, if benefits under a policy are reduced (such as a reduction in the Total Sum Insured or death benefit or the reduction or cancellation of certain rider benefits) during the 7 years in which a 7-pay test is being applied, the 7-pay limit will generally be recalculated based on the reduced benefits. If the premiums paid to date are greater than the recalculated 7-pay limit, the policy will become a modified endowment.

     All modified endowments issued by the same insurer (or its affiliates) to the owner during any calendar year generally are required to be treated as one contract for the purpose of applying the modified endowment rules. A policy received in exchange for a modified endowment will itself also be a modified endowment. You should consult your tax advisor if you have questions regarding the possible impact of the 7-pay limit on your policy.


Corporate and H.R. 10 plans

     The policy may be acquired in connection with the funding of retirement plans satisfying the qualification requirements of Section 401 of the Code. If so, the Code provisions relating to such plans and life insurance benefits thereunder should be carefully scrutinized. We are not responsible for compliance with the terms of any such plan or with the requirements of applicable provisions of the Code.


LEGAL MATTERS

     The legal validity of the policies described in this prospectus has been passed on by Ronald J. Bocage, Vice President and Counsel for JHVLICO. The law firm of Foley & Lardner, Washington, D.C., has advised us on certain Federal securities law matters in connection with the policies.


FINANCIAL STATEMENTS REFERENCE

     The financial statements of JHVLICO and the Account can be found in the Statement of Additional Information. The financial statements of JHVLICO should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of JHVLICO to meet its obligations under the policies.


REGISTRATION STATEMENT FILED WITH THE SEC

     This prospectus omits certain information contained in the Registration Statement which has been filed with the SEC. More details may be obtained from the SEC upon payment of the prescribed fee.


ACCOUNTING AND ACTUARIAL EXPERTS

     Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of JHVLICO at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the financial statements of the Account at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. We've included these financial statements in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus, and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Paul J. Strong, F.S.A., MAAA, Vice President and Illustration Actuary of JHVLICO and Vice President of John Hancock.

                   ALPHABETICAL INDEX OF KEY WORDS AND PHRASES

     This index should help you locate more information about many of the important concepts in this prospectus.

KEY WORD OR PHRASE                                                          PAGE
Account. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
account value. . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
asset-based risk charge. . . . . . . . . . . . . . . . . . . . . . .          23
asset rebalancing. . . . . . . . . . . . . . . . . . . . . . . . . .          21
attained age . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23
beneficiary. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19
business day . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14
changing Option A or B . . . . . . . . . . . . . . . . . . . . . . .          17
changing the Sum Insured . . . . . . . . . . . . . . . . . . . . . .          17
charges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23
code . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31
cost of insurance rates. . . . . . . . . . . . . . . . . . . . . . .          23
date of issue. . . . . . . . . . . . . . . . . . . . . . . . . . . .          27
death benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
deductions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          23
dollar cost averaging. . . . . . . . . . . . . . . . . . . . . . . .          21
expenses of the Series Funds . . . . . . . . . . . . . . . . . . . .          25
fixed investment option. . . . . . . . . . . . . . . . . . . . . . .          15
full surrender . . . . . . . . . . . . . . . . . . . . . . . . . . .          22
fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
grace period . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16
grace period testing date. . . . . . . . . . . . . . . . . . . . . .          17
insurance charge . . . . . . . . . . . . . . . . . . . . . . . . . .          23
insured person . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
investment options . . . . . . . . . . . . . . . . . . . . . . . . .           1
JHVLICO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
lapse. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          16
loan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22
loan interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .          22
Maximum Monthly Benefit. . . . . . . . . . . . . . . . . . . . . . .          26
Market Timing. . . . . . . . . . . . . . . . . . . . . . . . . . . .          20
maximum premiums . . . . . . . . . . . . . . . . . . . . . . . . . .          15
Minimum Initial Premium. . . . . . . . . . . . . . . . . . . . . . .          27
minimum insurance amount . . . . . . . . . . . . . . . . . . . . . .          17
minimum premium. . . . . . . . . . . . . . . . . . . . . . . . . . .          15
modified endowment contract. . . . . . . . . . . . . . . . . . . . .          31
monthly deduction date . . . . . . . . . . . . . . . . . . . . . . .          27
no lapse guarantee feature . . . . . . . . . . . . . . . . . . . . .          17
No Lapse Guarantee Premium . . . . . . . . . . . . . . . . . . . . .          17
Option A; Option B . . . . . . . . . . . . . . . . . . . . . . . . .           3
optional benefits charge . . . . . . . . . . . . . . . . . . . . . .          24
owner. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          28
partial withdrawal . . . . . . . . . . . . . . . . . . . . . . . . .          22
partial withdrawal charge. . . . . . . . . . . . . . . . . . . . . .          24
payment options. . . . . . . . . . . . . . . . . . . . . . . . . . .          19
Planned Premium. . . . . . . . . . . . . . . . . . . . . . . . . . .          15
policy anniversary . . . . . . . . . . . . . . . . . . . . . . . . .          27
policy year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          27
premium; premium payment . . . . . . . . . . . . . . . . . . . . . .           3
prospectus . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2
receive; receipt . . . . . . . . . . . . . . . . . . . . . . . . . .          30
reinstate; reinstatement . . . . . . . . . . . . . . . . . . . . . .          16
SEC. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14
Separate Account U . . . . . . . . . . . . . . . . . . . . . . . . .          13
Series Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
Servicing Office . . . . . . . . . . . . . . . . . . . . . . . . . .  Back Cover
special loan account . . . . . . . . . . . . . . . . . . . . . . . .          22
subaccount . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
Sum Insured. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          17
surrender. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3
surrender value. . . . . . . . . . . . . . . . . . . . . . . . . . .           3
tax considerations . . . . . . . . . . . . . . . . . . . . . . . . .          31
telephone transactions . . . . . . . . . . . . . . . . . . . . . . .          30
transfers of account value . . . . . . . . . . . . . . . . . . . . .          20
variable investment options. . . . . . . . . . . . . . . . . . . . .          13
we; us . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          13
withdrawal . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          22
withdrawal charges . . . . . . . . . . . . . . . . . . . . . . . . .          24
you; your. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          28

     In addition to this prospectus, JHVLICO has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information (the "SAI") which contains additional information about JHVLICO and the Account. The SAI and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the personalized illustrations from your JHVLICO representative. The SAI may be obtained by contacting the JHVLICO Servicing Office. You should also contact the JHVLICO Servicing Office to request any other information about your policy or to make any inquiries about its operation.






                            JHVLICO SERVICING OFFICE
                            ------------------------

                  EXPRESS DELIVERY              MAIL DELIVERY
                  ----------------              -------------
               529 Main Street (X-4)             P.O. Box 111
               Charlestown, MA 02129           Boston, MA 02117

                       PHONE:                        FAX:
                       ------                        ----
                   1-800-732-5543               1-617-886-3048






     Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.


Investment Company Act File No. 811-3068

                      Statement of Additional Information
                               dated May 1, 2004
                                for interests in

              John Hancock Variable Life Account U ("Registrant")
                       Interests are made available under

                                 EVARIABLE LIFE
          a flexible premium variable universal life insurance policy issued by

            JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY ("JHVLICO")

                           ("JHVLICO" OR "DEPOSITOR")

This is a Statement of Additional Information ("SAI"). It is not the prospectus. The prospectus may be obtained from a JHVLICO representative or by contacting the JHVLICO Servicing Office at the telephone number or address shown on the back cover of this SAI.


                               TABLE OF CONTENTS

CONTENTS OF THIS SAI                                         BEGINNING ON PAGE
Description of the Depositor. . . . . . . . . . . . . . .            2
Description of the Registrant . . . . . . . . . . . . . .            2
Services Provided by John Hancock and Affiliates. . . . .            2
Other Service Providers and Experts . . . . . . . . . . .            2
Principal Underwriter and Distributor . . . . . . . . . .            3
Financial Statements of Registrant and Depositor. . . . .            4

DESCRIPTION OF THE DEPOSITOR

  Under the federal securities laws, the entity responsible for organization of the registered separate account underlying the variable life insurance policy is known as the "Depositor." In this case, the Depositor is JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts, 02117. JHVLICO is authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia. JHVLICO began selling variable life insurance policies in 1980.

  JHVLICO is regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines its affairs. JHVLICO is also subject to the applicable insurance laws and regulations of all jurisdictions in which it is authorized to do business. JHVLICIO is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which JHVLICO is subject, however, does not provide a guarantee as to such matters.

  JHVLICO is a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable JHVLICO to meet its reserve requirements and expenses in connection with its business. John Hancock is committed to make additional capital contributions if necessary to ensure that JHVLICO maintains a positive net worth.

DESCRIPTION OF THE REGISTRANT

  Under the federal securities laws, the registered separate account underlying the variable life insurance policy is known as the "Registrant." In this case, the Registrant is John Hancock Variable Life Account U (the "Account"), a separate account established by JHVLICO under Massachusetts law. The variable investment options shown on page 1 of the prospectus are in fact subaccounts of the Account. The Account meets the definition of "separate account" under the Federal securities laws and is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management of the Account or of JHVLICO.

  The Account's assets are JHVLICO's property. Each policy provides that amounts JHVLICO holds in the Account pursuant to the policies cannot be reached by any other persons who may have claims against JHVLICO.

  New subaccounts may be added and made available to policy owners from time to time. Existing subaccounts may be modified or deleted at any time.

SERVICES PROVIDED BY JOHN HANCOCK AND AFFLIATES

  The administration of all policies issued by JHVLICO and of all registered separate accounts organized by JHVLICO is provided by John Hancock, either directly or through wholly-owned subsidiaries such as John Hancock Signature Services, Inc. Neither JHVLICO nor the separate accounts are assessed any charges for such services.

OTHER SERVICE PROVIDERS AND EXPERTS

  Until March 1, 2002, John Hancock provided all custodianship and depository services for the Registrant. As of March 1, 2002, those services were outsourced to State Street Bank. State Street Bank's address is 225 Franklin Street, Boston, Massachusetts, 02110.

  Ernst & Young LLP, independent auditors, have audited the financial statements of the Registrant and Depositor at December 31, 2003 and for each of the periods indicated therein, as set forth in their reports. These financial statements are included in this Statement of Additional Information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Ernst & Young LLP's address is 200 Clarendon Street, Boston, Massachusetts 02116.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

  Signator Investors, Inc. ("Signator"), an indirect wholly-owned subsidiary of John Hancock located at 197 Clarendon Street, Boston, MA 02117, is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. Signator acts as principal underwriter and principal distributor of the policies pursuant to a sales agreement among John Hancock, Signator, JHVLICO, and the Account. Signator also serves as principal underwriter for John Hancock Variable Annuity Accounts U, I and V, John Hancock Mutual Variable Life Insurance Account UV and John Hancock Variable Life Accounts V and S, all of which are registered under the 1940 Act. Signator is also the principal underwriter for John Hancock Variable Series Trust I.

  Applications for policies are solicited directly by us, and may also be solicited by agents who are licensed by state insurance authorities to sell JHVLICO's policies and who are also registered representatives ("representatives") of Signator or other broker-dealer firms who have entered into selling agreements with Signator. John Hancock (on behalf of JHVLICO) performs insurance underwriting and determines whether to accept or reject the application for a policy and each insured person's risk classification. JHVLICO will make the appropriate refund if a policy ultimately is not issued or is returned under the "free look" provision. Officers and employees of John Hancock and JHVLICO are covered by a blanket bond by a commercial carrier in the amount of $25 million.

  Signator's representatives are compensated for sales of the policies on a commission and service fee basis by Signator, and JHVLICO reimburses Signator for such compensation and for other direct and indirect expenses actually incurred in connection with the marketing and sale of the policies.

  The maximum commission payable to a Signator representative for selling a policy is 10% of the Target Premium paid in the first policy year, and 2% of any additional premium paid in the first policy year. In addition, the maximum "trail" commission payable at the end of each policy year is equal to a percentage of the account value for the applicable policy year. The percentage is 0.35% for policy years 1 - 30.

  The policies may also be sold through other registered broker-dealers that have entered into selling agreements with Signator and whose representatives are authorized by applicable law to sell variable life insurance policies. The commissions which will be paid by such broker-dealers to their representatives will be in accordance with their established rules. The commission rates may be more or less than those set forth above for Signator's representatives. In addition, their qualified registered representatives may be reimbursed by the broker-dealers under expense reimbursement allowance programs in any year for approved voucherable expenses incurred. Signator will compensate the broker-dealers as provided in the selling agreements, and JHVLICO will reimburse Signator for such amounts and for certain other direct expenses in connection with marketing the policies through other broker-dealers.

  Representatives of Signator and the other broker-dealers mentioned above may also earn "credits" toward qualification for attendance at certain business meetings sponsored by John Hancock.

  The offering of the policies is intended to be continuous, but neither JHVLICO nor Signator is obligated to sell any particular amount of policies.

  The aggregate dollar amount paid to Signator by JHVLICO for each of the last three years is as follows:

               2003. . . . . . . . . .       $ 67,837,010
               2002. . . . . . . . . .       $ 97,422,735
               2001. . . . . . . . . .       $111,710,560

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                         REPORT OF INDEPENDENT AUDITORS


The Board of Directors
John Hancock Variable Life Insurance Company

We have audited the accompanying consolidated balance sheets of John Hancock Variable Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and comprehensive income, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Variable Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, in 2003 the Company changed its method of accounting for stock-based compensation and modified coinsurance contracts. In 2001, the Company changed its method of accounting for derivatives.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 19, 2004

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                          CONSOLIDATED BALANCE SHEETS

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
ASSETS
Investments - Notes 3 and 4
Fixed maturities:
 Held-to-maturity -- at amortized cost (fair value:
  2003 -- $78.8; 2002 -- $83.3). . . . . . . . . . . .   $    78.7   $    83.8
 Available-for-sale -- at fair value (cost: 2003 --
  $3,621.5, 2002 -- $2,949.3). . . . . . . . . . . . .     3,786.9     3,011.3
Equity securities:
 Available-for-sale - at fair value (cost: 2003 --
  $39.6; 2002 -- $11.1). . . . . . . . . . . . . . . .        41.7        11.9
 Mortgage loans on real estate . . . . . . . . . . . .       883.0       668.4
Real estate. . . . . . . . . . . . . . . . . . . . . .        13.4        20.4
Policy loans . . . . . . . . . . . . . . . . . . . . .       370.9       359.4
Short-term investments . . . . . . . . . . . . . . . .        10.1         0.1
Other invested assets. . . . . . . . . . . . . . . . .       158.5        88.8
                                                         ---------   ---------
 Total Investments . . . . . . . . . . . . . . . . . .     5,343.2     4,244.1
Cash and cash equivalents. . . . . . . . . . . . . . .        67.7       202.9
Accrued investment income. . . . . . . . . . . . . . .        70.2        70.1
Premiums and accounts receivable . . . . . . . . . . .         4.5         3.8
Deferred policy acquisition costs. . . . . . . . . . .     1,205.7     1,164.8
Reinsurance recoverable - Note 6 . . . . . . . . . . .       205.2       149.2
Other assets . . . . . . . . . . . . . . . . . . . . .       117.0       122.9
Separate account assets. . . . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Assets. . . . . . . . . . . . . . . . . . . . .   $13,895.4   $11,841.5
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                             DECEMBER 31,
                                                         --------------------
                                                           2003        2002
                                                         ---------  -----------
                                                            (IN MILLIONS)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Future policy benefits . . . . . . . . . . . . . . . .   $ 4,852.6   $ 4,068.7
Policyholders' funds . . . . . . . . . . . . . . . . .         3.4         3.3
Unearned revenue . . . . . . . . . . . . . . . . . . .       264.5       243.5
Unpaid claims and claim expense reserves . . . . . . .        32.1        24.7
Dividends payable to policyholders . . . . . . . . . .         0.5         0.4
Income taxes -- Note 5 . . . . . . . . . . . . . . . .       295.1       229.8
Other liabilities. . . . . . . . . . . . . . . . . . .       312.5       298.5
Separate account liabilities . . . . . . . . . . . . .     6,881.9     5,883.7
                                                         ---------   ---------
 Total Liabilities . . . . . . . . . . . . . . . . . .    12,642.6    10,752.6
Shareholder's Equity - Note 8
Common stock, $50 par value; 50,000 shares authorized
 and outstanding . . . . . . . . . . . . . . . . . . .         2.5         2.5
Additional paid in capital . . . . . . . . . . . . . .       572.4       572.4
Retained earnings. . . . . . . . . . . . . . . . . . .       600.3       492.6
Accumulated other comprehensive income . . . . . . . .        77.6        21.4
                                                         ---------   ---------
 Total Shareholder's Equity. . . . . . . . . . . . . .     1,252.8     1,088.9
                                                         ---------   ---------
 Total Liabilities and Shareholder's Equity. . . . . .   $13,895.4   $11,841.5
                                                         =========   =========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                       CONSOLIDATED STATEMENTS OF INCOME

                                                       YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2003     2002      2001
                                                       -------  -------  -------
                                                            (IN MILLIONS)
REVENUES
Premiums. . . . . . . . . . . . . . . . . . . . . . .  $ 67.2   $ 58.5    $ 60.1
Universal life and investment-type product charges. .   367.7    356.0     365.4
Net investment income - Note 3. . . . . . . . . . . .   316.3    270.1     227.0
Net realized investment and other gains (losses),
 net of related amortization of deferred policy
 acquisition costs of $(5.4), $(7.5) and $(1.5),
 respectively - Notes 1, 3, and 9 . . . . . . . . . .   (24.8)   (20.8)     (9.0)
Other revenues. . . . . . . . . . . . . . . . . . . .     0.2      1.3      24.0
                                                       ------   ------    ------
 Total revenues . . . . . . . . . . . . . . . . . . .   726.6    665.1     667.5
BENEFITS AND EXPENSES
Benefits to policyholders . . . . . . . . . . . . . .   337.9    344.1     294.1
Other operating costs and expenses. . . . . . . . . .    96.4     69.0      76.2
Amortization of deferred policy acquisition costs,
 excluding amounts related to net realized
 investment and other gains (losses) of $(5.4),
 $(7.5) and $(1.5), respectively -- Notes 1, 3 and
 9. . . . . . . . . . . . . . . . . . . . . . . . . .   104.8     60.0      67.1
Dividends to policyholders. . . . . . . . . . . . . .    17.5     18.8      21.4
                                                       ------   ------    ------
 Total benefits and expenses. . . . . . . . . . . . .   556.6    491.9     458.8
                                                       ------   ------    ------
Income before income taxes and cumulative effect
 of accounting change . . . . . . . . . . . . . . . .   170.0    173.2     208.7
Income taxes - Note 5 . . . . . . . . . . . . . . . .    55.8     58.4      62.2
                                                       ------   ------    ------
Income before cumulative effect of accounting
 change . . . . . . . . . . . . . . . . . . . . . . .   114.2    114.8     146.5
Cumulative effect of accounting change, net of tax. .    (6.5)      --      (1.6)
                                                       ------   ------    ------
Net income. . . . . . . . . . . . . . . . . . . . . .  $107.7   $114.8    $144.9
                                                       ======   ======    ======

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                            AND COMPREHENSIVE INCOME

                                                            ACCUMULATED
                                    ADDITIONAL                 OTHER          TOTAL
                           COMMON     PAID       RETAINED  COMPREHENSIVE  SHAREHOLDER'S    OUTSTANDING
                           STOCK   IN CAPITAL   EARNINGS      INCOME         EQUITY          SHARES
                           ------  -----------  ---------  -------------  -------------  --------------
                                            (IN MILLIONS, EXCEPT FOR SHARE AMOUNTS)
Balance at January 1,
 2001 . . . . . . . . . .   $2.5     $572.4      $232.9       $(2.2)        $  805.6          50.0
Comprehensive income:
 Net income . . . . . . .                         144.9                        144.9
Other comprehensive
 income, net of tax:
 Net unrealized gains . .                                       7.9              7.9
                                                                            --------
Comprehensive income. . .                                                      152.8
Change in accounting
 principle. . . . . . . .                                       7.2              7.2
                            ----     ------      ------       -----         --------          ----
Balance at December
 31, 2001 . . . . . . . .   $2.5     $572.4      $377.8       $12.9         $  965.6          50.0
                            ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . . . .                         114.8                        114.8
Other comprehensive
 income, net of tax:
 Net unrealized gains . .                                       8.5              8.5
                                                                            --------
Comprehensive income. . .                                                      123.3
                            ----     ------      ------       -----         --------          ----
Balance at December
 31, 2002 . . . . . . . .   $2.5     $572.4      $492.6       $21.4         $1,088.9          50.0
                            ====     ======      ======       =====         ========          ====
Comprehensive income:
 Net income . . . . . . .                         107.7                        107.7
Other comprehensive
 income, net of tax:
 Net unrealized gains . .                                      56.2             56.2
                                                                            --------
Comprehensive income. . .                                                      163.9
                            ----     ------      ------       -----         --------          ----
Balance at December
 31, 2003 . . . . . . . .   $2.5     $572.4      $600.3       $77.6         $1,252.8          50.0
                            ====     ======      ======       =====         ========          ====

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   YEARS ENDED DECEMBER 31,
                                               ----------------------------------
                                                 2003        2002         2001
                                               ----------  ----------  ----------
                                                         (IN MILLIONS)
Cash flows from operating activities:
Net income . . . . . . . . . . . . . . . . .   $   107.7   $   114.8    $   144.9
Adjustments to reconcile net income to
 net cash (used in) provided by operating
 activities:
 Amortization of discount - fixed
  maturities . . . . . . . . . . . . . . . .       (10.7)       (0.3)        (0.4)
 Net realized investment and other losses. .        24.8        20.8          9.0
 Change in deferred policy acquisition
  costs. . . . . . . . . . . . . . . . . . .       (49.6)     (124.6)       (74.1)
 Depreciation and amortization . . . . . . .         1.8         1.3          0.3
 Increase in accrued investment income . . .        (0.1)       (9.3)        (8.6)
 Decrease (increase) in premiums and
  accounts receivable. . . . . . . . . . . .        (0.7)        8.7         (5.5)
 (Increase) decrease in other assets and
  other liabilities, net . . . . . . . . . .       (61.9)      (28.0)      (159.2)
 (Decrease) increase in policy
  liabilities and accruals, net. . . . . . .       216.6       (53.3)       289.1
 Increase in income taxes. . . . . . . . . .        35.1        33.5        118.7
                                               ---------   ---------    ---------
  Net cash (used in) provided by
   operating activities. . . . . . . . . . .       263.0       (36.4)       314.2
Cash flows from investing activities:
 Sales of:
  Fixed maturities available-for-sale. . . .       690.1       460.2        184.6
  Equity securities available-for-sale . . .        38.3         7.4          6.0
  Real estate. . . . . . . . . . . . . . . .         5.8         0.3          3.3
  Short-term investments and other
   invested assets . . . . . . . . . . . . .        31.6           -            -
 Maturities, prepayments and scheduled
  redemptions of:
  Fixed maturities held-to-maturity. . . . .         4.1         3.2          4.5
  Fixed maturities available-for-sale. . . .       241.1       155.7        180.4
  Short-term investments and other
   invested assets . . . . . . . . . . . . .         0.1        24.9         46.5
  Mortgage loans on real estate. . . . . . .       102.9        90.7         66.4
 Purchases of:
  Fixed maturities held-to-maturity. . . . .        (1.1)       (3.1)        (5.1)
  Fixed maturities available-for-sale. . . .    (1,625.0)   (1,174.5)    (1,112.3)
  Equity securities available-for-sale . . .       (60.4)       (3.9)        (6.1)
  Real estate. . . . . . . . . . . . . . . .        (0.2)       (0.1)        (0.6)
  Short-term investments and other
   invested assets . . . . . . . . . . . . .       (93.9)      (73.3)       (39.6)
Mortgage loans on real estate issued . . . .      (321.4)     (170.4)       (85.0)
Other, net . . . . . . . . . . . . . . . . .       (11.0)      (10.1)       (25.6)
                                               ---------   ---------    ---------
 Net cash used in investing activities . . .   $  (999.0)  $  (693.0)   $  (782.6)

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                                                       YEARS ENDED DECEMBER 31,
                                                    -------------------------------
                                                      2003       2002        2001
                                                    ---------  ---------  ---------
                                                            (IN MILLIONS)
Cash flows from financing activities:
 Universal life and investment-type contract
  deposits. . . . . . . . . . . . . . . . . . . .   $1,097.2   $1,232.1    $1,220.7
 Universal life and investment-type contract
  maturities and withdrawals. . . . . . . . . . .     (496.4)    (415.2)     (914.2)
                                                    --------   --------    --------
 Net cash provided by financing activities. . . .      600.8      816.9       306.5
                                                    --------   --------    --------
 Net increase (decrease) in cash and cash
  equivalents . . . . . . . . . . . . . . . . . .     (135.2)      87.5      (161.9)
Cash and cash equivalents at beginning of year. .      202.9      115.4       277.3
                                                    --------   --------    --------
Cash and cash equivalents at end of year. . . . .   $   67.7   $  202.9    $  115.4
                                                    ========   ========    ========

The accompanying notes are an integral part of these consolidated financial statements.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

John Hancock Variable Life Insurance Company (the Company) is a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock or the Parent) whose ultimate parent company is John Hancock Financial Services, Inc. (JHFS). The Company, domiciled in the Commonwealth of Massachusetts, issues variable and universal life insurance policies, individual whole and term life policies and fixed and variable annuity contracts. Those policies are primarily marketed through John Hancock's sales organization, which includes a career agency system composed of independent general agencies, supported by John Hancock, and a direct brokerage system that markets directly to external independent brokers. Policies are also sold through various unaffiliated securities broker-dealers and certain other financial institutions. Currently, the Company writes business in all states except New York.

On September 28, 2003, JHFS entered into a definitive merger agreement with Manulife Financial Corporation (Manulife) which is expected to close early in the second quarter of 2004. In accordance with the agreement, each share of JHFS common stock will, at the time of the merger, be converted into the right to receive 1.1853 shares of Manulife stock. It is estimated that the shares of Manulife common stock to be issued to JHFS shareholders in the merger will represent approximately 42.6% of the outstanding Manulife common stock after the merger. The merger has been approved by JHFS' shareholders but the closing of the merger remains subject to certain conditions, including the approval by certain U.S. and Canadian regulatory authorities. Until the merger occurs, the Company will continue to operate independently of Manulife. Thereafter, the Company will operate as a subsidiary of Manulife. The John Hancock name will be Manulife's primary U.S. brand. This filing does not reflect or assume any changes to JHFS', or the Company's, business which may occur as a result of the proposed merger with Manulife. For additional information, refer to JHFS and other related public filings with the U.S. SEC relating to the merger.

BASIS OF PRESENTATION

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Investors Partner Life Insurance Company (IPL). All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets. Other entities in which the Company has a less than controlling financial interest, whether variable interest entities (VIEs) or not, are accounted for under guidance appropriate to each relationship, whether the Company invests in their debt or equity securities or performs other transactions with them or provides services for them. Please refer to the Recent Accounting Pronouncements section below for a discussion of new accounting guidance relative to VIEs.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

INVESTMENTS

The Company classifies its debt and equity investment securities into one of two categories: held-to-maturity, or available-for-sale. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities and mandatorily redeemable preferred stock and are classified as held-to-maturity or available-for-sale. Those bonds and mortgage-backed securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. Fixed maturity investments not classified as held-to-maturity are classified as available-for-sale and are carried at fair value. Unrealized gains and losses related to available-for-sale securities are reflected in shareholders' equity, net of related amortization of deferred policy acquisition costs, and applicable taxes. Interest income is generally recorded on an accrual basis. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income. The amortized cost of fixed maturity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of net realized investment and other gains (losses).

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities include common stock and non-mandatorily redeemable preferred stock, and are classified as available-for-sale. Equity securities that have readily determinable fair values are carried at fair value. Unrealized gains and losses on equity securities are reflected in shareholder's equity, as described above for available-for-sale fixed maturity securities. Impairments in value deemed to be other than temporary are reported as a component of net realized investment and other gains (losses).

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premium or discount, less allowance for probable losses. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, the loan is deemed to be impaired and a valuation allowance for probable losses is established. The valuation allowance is based on the present value of the expected future cash flows, discounted at the loan's original effective interest rate or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is included in interest income in the period received. If foreclosure becomes probable, the measurement method used is based on the collateral value. Foreclosed real estate is recorded at the collateral's fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Real estate to be disposed of is carried at the lower of cost or fair value less costs to sell. Any changes to the valuation allowance for real estate to be disposed of is reported as a component of net realized investment and other gains (losses). The Company does not depreciate real estate to be disposed of. The carrying value of the Company's real estate to be disposed of was $3.7 million and $10.6 million at December 31, 2003 and 2002, and is reported in real estate in the investment section of the consolidated balance sheets.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Policy loans are carried at unpaid principal balances, which approximate fair value.

Short-term investments are carried at amortized cost, which approximates fair value.

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on the basis of specific identification and are reported net of related amortization of deferred policy acquisition costs.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates and equity market prices, and also to manage the duration of assets and liabilities. All derivative instruments are carried on the consolidated balance sheets at fair value.

In certain cases, the Company uses hedge accounting as allowed by Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards
(SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended, by designating derivative instruments as either fair value hedges or cash flow hedges. For derivative instruments that are designated and qualify as fair value hedges, any changes in fair value of the derivative instruments as well as the offsetting changes in fair value of the hedged items are recorded in net realized investment and other gains (losses). For fair value hedges, when the derivative has been terminated, a final fair value change is recorded in net realized investment and other gains (losses), as well as the offsetting changes in fair value for the hedged item. At maturity, expiration or sale of the hedged item, a final fair value change for the hedged item is recorded in net realized investment and other gains (losses), as well as offsetting changes in fair value for the derivative. Basis adjustments are amortized into income through net realized investment and other gains (losses).

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the change in fair value of the derivative instrument is recorded in other comprehensive income, and then reclassified into income when the hedged item affects income. When a cash flow hedge is terminated, the effective portion of the accumulated derivative gain or loss continues to be reported in other comprehensive income and then is reclassified into income when the hedged item affects income. If it is determined that the forecasted transaction is not probable of occurring, the accumulated derivative gain or loss included in other comprehensive income is immediately recognized in earnings.

Hedge effectiveness is assessed quarterly using a variety of techniques including regression analysis and cumulative dollar offset. When it is determined that a derivative is not effective as a hedge, the Company discontinues hedge accounting. In certain cases, there is no hedge ineffectiveness because the derivative instrument was constructed such that all the terms of the derivative exactly match the hedged risk in the hedged item.

In cases where the Company receives or pays a premium as consideration for entering into a derivative instrument (i.e., interest rate caps and floors, swaptions, and equity collars), the premium is amortized into investment income over the term of the derivative instrument. The change in fair value of such premiums (i.e., the inherent ineffectiveness of the derivative) is excluded from the assessment of hedge effectiveness and is included in net realized investment and other gains (losses). Changes in fair value of derivatives that are not hedges are included in net realized investment and other gains (losses).

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash and all highly liquid debt investments with a maturity of three months or less when purchased.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Deferred Acquisition Costs (DAC) are costs that vary with, and are related primarily to, the production of new business and have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issue and underwriting, and certain agency expenses. The Company tests the recoverability of its DAC quarterly with a model that uses data such as market performance, lapse rates and expense levels. As of December 31, 2003, the Company's DAC was deemed recoverable.

Similarly, any amounts assessed as initiation fees, or front-end loads, are recorded as unearned revenue. For non-participating term life insurance products, such costs are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For participating traditional life insurance policies, such costs are amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. For universal life insurance policies and investment-type products, such costs and unearned revenues are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results and mortality and expense margins.

In the development of expected gross profits, the Company is required to estimate the growth in the policyholder account balances upon which certain asset based fees are charged. In doing so, the Company assumes that, over the long term, account balances will grow from investment performance. The rate of growth takes into account the current fixed income/equity mix of account balances as well as historical fixed income and equity returns. The Company also assumes that historical variances from the long term rate will reverse over the next five year period. The resulting rates for the next five years are reviewed for reasonableness, and they are raised or lowered if they produce an annual growth rate that the Company believes to be unreasonable.

The effects on the amortization of DAC and unearned revenues of revisions to estimated gross margins and profits are reflected in earnings in the period such revisions are made. Expected gross profits or expected gross margins are discounted at periodically revised interest rates and are applied to the remaining benefit period. At December 31, 2003, the average discount rate was 6.0% and the total amortization period life was 30 years for universal life products. At December 31, 2003, the average discount rate was 8.4% for participating traditional life insurance products and 6.0% for universal life products. The total amortization period was 30 years for both participating traditional life insurance products and universal life products.

As of September 30, 2002, the Company changed several future assumptions with respect to the expected gross profits in its variable life and variable annuity businesses. First, we lowered the long-term growth rate assumption from 9%, to 8%, gross of fees. Second, we lowered the average rates for the next five years from the mid-teens to 13%. In addition, we increased certain fee rates on these policies (the variable series trust (VST) fee increase). These three changes are referred to collectively as the Q3 unlocking. The direct effect of the Q3 unlocking at September 30, 2002 was an acceleration of amoritization of DAC of $15.1 million in the variable annuity business in the Asset Gathering Segment and $10.2 million (net of $10.4 million in unearned revenue and $1.3 million in policy benefit reserves) in the variable life business in the Protection Segment.

Amortization of DAC is allocated to: (1) net realized investment and other gains (losses) for those products in which such gains (losses) have a direct impact on the amortization of DAC; (2) unrealized investment gains and losses, net of tax, to provide for the effect on the DAC asset that would result from the realization of unrealized gains and losses on assets backing participating traditional life insurance and universal life and investment-type contracts; and
(3) a separate component of benefits and expenses to reflect amortization related to the gross margins or profits, excluding realized gains and losses, relating to policies and contracts in force.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

Net realized investment and other gains (losses) related to certain products have a direct impact on the amortization of DAC as such gains and losses affect the amount and timing of profit emergence. Accordingly, to the extent that such amortization results from net realized investment and other gains (losses), management believes that presenting realized investment gains and losses net of related amortization of DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

REINSURANCE

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to
Note 6 -- Reinsurance below for additional disclosures regarding reinsurance.

VALUE OF BUSINESS ACQUIRED

The Company records intangible assets representing the present value of estimated future profits of insurance policies inforce related to businesses acquired. These assets are recorded as the value of business acquired (VOBA), and are included in other assets in the consolidated balance sheets. VOBA is amortized over the related policy periods, up to 30 years. VOBA amortization expense is recognized each period in proportion to the change in the present value of expected gross profits, or in proportion to the recognition of premiums related to the policies acquired, depending on the nature of the policies acquired. Refer to Note 11 -- Value of Business Acquired for presentation of summarized financial information regarding VOBA.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of return. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in universal life and investment-type product charges.

FUTURE POLICY BENEFITS AND POLICYHOLDERS' FUNDS

Future policy benefits for participating traditional life insurance policies are based on the net level premium method. This net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates, which range from 4.5% to 5.5%. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the contract.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency, interest and expenses established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest and expense assumptions, include a margin for adverse deviation. Benefit liabilities for annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 7.0% to 8.3% for life insurance liabilities, and from 3.5% to 10.3% for individual annuity liabilities.

Liabilities for unpaid claims and claim expenses include estimates of payments to be made on reported individual life claims and estimates of incurred but not reported claims based on historical claims development patterns.

Estimates of future policy benefit reserves, claim reserves and expenses are reviewed continually and adjusted as necessary; such adjustments are reflected in current earnings. Although considerable variability is inherent in such estimates, management believes that future policy benefit reserves and unpaid claims and claims expense reserves are adequate.

Policyholders' funds for universal life and investment-type products are equal to the policyholder account values before surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders' account balances. Interest crediting rates range from 3.0% to 8.0% for universal life products.

PARTICIPATING INSURANCE

Participating business represents approximately 4.9% and 5.4% of the Company's life insurance in-force at December 31, 2003 and 2002, respectively.

The amount of policyholders' dividends to be paid is approved annually by the Company's Board of Directors. The determination of the amount of policyholder dividends is complex and varies by policy type. In general, the aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity, persistency and expense experience for the year and is also based on management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

REVENUE RECOGNITION

Premiums from participating and non-participating traditional life insurance and annuity policies with life contingencies are recognized as income when due.

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges.

Premiums for contracts with a single premium or a limited number of premium payments, due over a significantly shorter period than the total period over which benefits are provided, are recorded when due. The portion of such premium that is not required to provide for all benefits and expenses is deferred and recognized in income in a constant relationship with insurance in force or, for annuities, the amount of expected future benefit payments.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FEDERAL INCOME TAXES

The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax basis and book basis of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Refer to Note 5 -- Income Taxes for additional disclosures on this topic.

CUMULATIVE EFFECT OF ACCOUNTING CHANGES

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

The Company adopted DIG B36 on October 1, 2003, which resulted in a reduction in net income of $6.5 million (net of tax of $3.5 million) which was recorded as the cumulative effect of an accounting change, on October 1, 2003. For additional discussion of DIG B-36, refer to the Recent Accounting Pronouncements section below.

SFAS No. 133 -- Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", an amendment of FASB Statement No. 133

On January 1, 2001, the Company adopted SFAS No. 133, as amended by SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133." The adoption of SFAS No. 133, as amended, resulted in a charge to operations accounted for as a cumulative effect of accounting change of $1.6 million (net of tax benefit of $0.4 million) as of January 1, 2001. In addition, as of January 1, 2001, a $7.2 million (net of tax of $3.9 million) cumulative effect of accounting change was recorded in other comprehensive income for (1) the transition adjustment in the adoption of SFAS 133, as amended, an increase of $0.8 million (net of tax of $0.4 million), and (2) the reclassification of $603.1 million in securities from the held-to-maturity category to the available-for-sale category, an increase of $6.4 million (net of tax of $3.4 million).

RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 46 (revised December 2003) -- Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51

In December, 2003, the FASB re-issued Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51," (FIN 46R) which clarifies the consolidation accounting guidance of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," (ARB No. 51) to certain entities for which controlling financial interest holders are not measurable by reference to ownership of the equity of the entity. Such entities are known as variable interest entities (VIEs). Controlling financial interests of a VIE are defined as exposure of a party to the VIE to a majority of either the expected variable losses or expected variable returns of the VIE, or both. Such party is the primary beneficiary of the VIE and FIN 46R requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46R also requires certain disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46R apply as of December 31, 2003 for entities considered to be special purpose entities
(SPEs), and otherwise will be applicable at March 31, 2004.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

The Company has determined that it is not the primary beneficiary of any VIE with which it has any relationship. The Company also estimates that none of its relationships with VIEs are significant to the Company.

Statement of Position 03-1 -- Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts

On July 7, 2003, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits, and sales inducements to contract holders.

SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position, results of operations and cash flows.

SFAS No. 150 -- Accounting for Certain Financial Instruments with
Characteristics of Both Liabilities and Equity

In May 2003, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" (SFAS No. 150). SFAS No. 150 changes the accounting for certain financial instruments that, under previous guidance, issuers could account for as equity. It requires that certain financial instruments be classified as liabilities on issuer balance sheets, including those instruments that are issued in shares and are mandatorily redeemable, those instruments that are not issued in shares but give the issuer an obligation to repurchase previously issued equity shares, and certain financial instruments that give the issuer the option of settling an obligation by issuing more equity shares. The adoption of SFAS No. 150 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 149 -- Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, "Amendment of Statement No. 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). In particular, SFAS No. 149 clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative, clarifies when a derivative contains a financing component, amends the definition of an underlying to conform it to language used in FASB Interpretation No. 45 -- "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" and amends certain other existing pronouncements. SFAS No. 149 was effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 had no impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

FASB Derivatives Implementation Group Issue No. B36 -- Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments

In April 2003, the FASB's Derivatives Implementation Group (DIG) released SFAS No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" (DIG B36). DIG B36 addresses whether SFAS No. 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest and/or other investment results are determined by reference to a specific pool of assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation under SFAS No. 133. Under SFAS No. 133, bifurcation requires that the embedded derivative be held at fair value and that changes in fair value be charged or credited to income. The effective date of DIG B36 was October 1, 2003.

On October 1, 2003, the Company adopted DIG B36 and determined that certain of its reinsurance contracts contain embedded derivatives. In accordance with DIG B36, the Company bifurcated each of the contracts into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet with changes in fair value recorded in income. In the case of the Company, DIG B36 results in the establishment of derivative liabilities based on the fair value of all the underlying assets of the respective contracts, including both the assets recorded at amortized cost and the assets recorded at fair value on the balance sheet. With respect to the underlying assets held at amortized cost, current guidance does not permit adjustments to record the fair value of all of these assets. However, the Company's implementation of DIG B36 required embedded derivatives based on the fair value of those assets to be recorded in income. The Company recorded derivative liabilities aggregating $10.5 million based on the fair value of the assets underlying these contracts. Of this total liability, $5.6 million related to assets held at amortized cost without any adjustment recorded to recognize the change in the fair value of the asset. The adoption of DIG B36 resulted in a decrease in earnings of $6.5 million (net of tax of $3.5 million) as of October 1, 2003, which the Company recorded through net income as a cumulative effect of an accounting change.

SFAS No. 148 -- Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -Transition and Disclosure, an amendment of FASB Statement No. 123." SFAS No. 148 provides alternative methods of transition for a voluntary change to the fair value method of accounting for stock-based employee compensation which is an optional alternative method of accounting presented in SFAS No. 123, "Accounting for Stock Based Compensation." In addition, SFAS No. 148 amends the disclosure requirements of SFAS No. 123 to require more prominent disclosures in both annual and interim financial statements about the method of accounting for stock-based employee compensation and the effect of the method used on reported results. SFAS No. 148's amendment of the transition and annual disclosure provisions of SFAS No. 123 is effective for fiscal years ending after December 2002. The Company's parent adopted the fair value provisions of SFAS No. 123 on January 1, 2003 and utilized the transition provisions described in SFAS No. 148, on a prospective basis to awards granted after December 31, 2002. As a result of the adoption, JHFS allocated $0.1 million of expenses to the Company.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

For the periods prior to January 1, 2003, Accounting Principles Board Opinion
(APB) No. 25, "Accounting for Stock Issued to Employees" was applied. APB No. 25 provides guidance on how to account for the issuance of stock and stock options to employees. Under APB No. 25, Compensation cost for stock options, if any, is measured as the excess of the quoted market price of JHFS' stock at the date of grant over the amount an employee must pay to acquire the stock under APB No.
25. Compensation cost is recognized over the requisite vesting periods based on market value on the date of grant. APB No. 25 was amended by SFAS No. 123 to require pro forma disclosures of net income and earnings per share as if a "fair value" based method was used.

FASB Interpretation No. 45 -- Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" (FIN 45). FIN 45 requires certain types of guarantees to be recorded by the guarantor as liabilities, at fair value. This differs from current practice, which generally requires recognition of a liability only when a potential loss is deemed to be probable and is reasonably estimable in amount. FIN 45 does not apply to guarantees that are accounted for under existing insurance accounting principles. FIN 45 requires more extensive disclosures of certain other types of guarantees, including certain categories of guarantees which are already accounted for under specialized accounting principles, such as SFAS No. 133, even when the likelihood of making any payments under the guarantee is remote.

FIN 45's disclosure requirements are effective for financial statements of interim or annual periods ending after December 31, 2002. Initial recognition and initial measurement provisions were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has no disclosable guarantees and the adoption of FIN 45 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 146 -- Accounting for Costs Associated with Exit or Disposal Activities

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires recognition of a liability for exit or disposal costs, including restructuring costs, when the liability is incurred rather than at the date of an entity's commitment to a formal plan of action. SFAS No. 146 applies to one-time termination benefits provided to current employees that are involuntarily terminated under the terms of a one-time benefit arrangement. An ongoing benefit arrangement is presumed to exist if a company has a past practice of providing similar benefits. SFAS No. 146 is effective for exit or disposal activities that are initiated after December 31, 2002. The adoption of SFAS No. 146 had no impact on the Company's consolidated financial position, results of operations or cash flows.

Issue 01-10 -- Accounting for the Impact of the Terrorist Attacks of September 11, 2001

In September 2001, the FASB's Emerging Issues Task Force reached a consensus on Issue 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001." Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SFAS No. 142 -- Goodwill and Other Intangible Assets

In January 2002, the Company adopted SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. SFAS No. 142 was effective January 1, 2002. The Company has no goodwill, or other purchased indefinite-lived intangible assets subject to SFAS No. 142 and, therefore, the adoption of SFAS No. 142 had no impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 141 -- Business Combinations

In June 2001, the FASB issued SFAS No. 141, "Business Combinations." SFAS No. 141 requires that all business combinations be accounted for under a single method, the purchase method. Use of the pooling-of-interests method is no longer permitted. SFAS No. 141 also clarifies the criteria to recognize intangible assets separately from goodwill, and prohibits the amortization of goodwill relating to acquisitions completed after July 1, 2001. SFAS No. 141 was effective for business combinations initiated after June 30, 2001. The adoption of SFAS No. 141 did not have a material effect on the Company's consolidated financial position, results of operations or cash flows.

Issue No. 99-20 -- Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In January, 2001, the FASB's Emerging Issues Task Force (EITF) reached a consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Issue 99-20 requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and specifies evaluation methods with which to evaluate these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material financial impact on the Company's consolidated financial position, results of operations or cash flows.

SFAS No. 140 -- Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which replaces SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." SFAS No. 140 provides new accounting and reporting standards which are based on consistent application of a financial components approach that focuses on control. Under this approach, after a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered, and derecognizes liabilities when extinguished. SFAS No. 140 provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

CODIFICATION

In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company and IPL used to prepare their statutory-basis financial statements. The states of domicile of the Company and IPL have adopted Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus and decreased IPL's statutory-basis capital and surplus. The Company and IPL remain in compliance with all regulatory and contractual obligations.

NOTE 2 -- RELATED PARTY TRANSACTIONS

John Hancock provides the Company with personnel, property, and facilities in carrying out certain of its corporate functions. John Hancock annually determines a fee (the parent company service fee) for these services and facilities based on a number of criteria, which are periodically revised to reflect continuing changes in the Company's operations. The parent company service fee is included in the Company's financial statements in deferred acquisition costs on the Company's balance sheets, as an investment expense in net investment income and in other operating costs and expenses within the Company's income statements. John Hancock charged the Company a service fee of $144.3 million, $161.8 million and $155.1 million for the year ended December 31, 2003, 2002 and 2001, respectively. As of December 31, 2003 and 2002, respectively, the Company owed John Hancock $57.4 million and $49.3 million related to these services, which is included in other liabilities. John Hancock has guaranteed that, if necessary, it will make additional capital contributions to prevent the Company's shareholder's equity from declining below $1.0 million.

In 2001 the Company sold $200 million of corporate owned life insurance (COLI) to John Hancock to provide insurance coverage on key management employees of John Hancock. The death benefit on this COLI product would cover the cost of replacing these employees, including recruiting, training, and development. No such transaction occurred in 2002 and 2003.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In connection with this agreement, John Hancock transferred to the Company $20.7 million, $42.0 million and $45.4 million of cash for the combined tax, commission and expense allowances for the years ended December 31, 2003, 2002 and 2001, respectively. This agreement decreased the Company's gain from operations before income taxes by $5.0 million, $1.1 million and $1.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. In connection with this agreement, the Company is holding a deposit liability of $115.6 million and $115.2 million as of December 31, 2003 and 2002, respectively. This agreement had no impact on the Company's results of operations.

Effective January 1, 1997, the Company entered into a stop-loss agreement with John Hancock to reinsure mortality claims in excess of 100% of expected mortality claims for all policies that are not reinsured under any other indemnity agreement. In connection with the agreement, John Hancock received $0.8 million, $0.8 million and $0.4 million from the Company in 2003, 2002 and 2001, respectively. This agreement decreased the Company's gain from operations before income taxes by $0.8 million for the years 2003, 2002, and 2001, respectively.

At December 31, 2003 and 2002, the Company had a $250.0 million line of credit with an affiliate, John Hancock Financial Services, Inc. At December 31, 2003 and 2002, the Company had no outstanding borrowings under this agreement.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 2 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

John Hancock allocates a portion of the expenses related to its employee welfare plans to the Company. The amounts allocated to the Company were credits of $ 6.0 million, $9.3 million and $10.4 million in 2003, 2002 and 2001, respectively. The pension plan prepaid expense allocated to the Company amounted to $76.4 million and $72.6 million at December 31, 2003 and 2002, respectively.

NOTE 3 -- INVESTMENTS

The following information summarizes the components of net investment income and net realized investment and other gains (losses), net:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                       2003     2002       2001
                                                      -------  -------  --------
                                                            (IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities. . . . . . . . . . . . . . . . . .   $242.3   $201.3    $160.1
Equity securities . . . . . . . . . . . . . . . . .      0.8      0.1       0.3
Mortgage loans on real estate . . . . . . . . . . .     52.4     46.8      42.3
Real estate . . . . . . . . . . . . . . . . . . . .      4.6      4.5       2.3
Policy loans. . . . . . . . . . . . . . . . . . . .     20.3     20.9      21.1
Short-term investments. . . . . . . . . . . . . . .      1.2      1.6       6.3
Other . . . . . . . . . . . . . . . . . . . . . . .      6.8      2.5       3.3
                                                      ------   ------    ------
Gross investment income . . . . . . . . . . . . . .    328.4    277.7     235.7
 Less investment expenses . . . . . . . . . . . . .     12.1      7.6       8.7
                                                      ------   ------    ------
 Net investment income. . . . . . . . . . . . . . .   $316.3   $270.1    $227.0
                                                      ======   ======    ======
NET REALIZED INVESTMENT AND OTHER GAINS (LOSSES),
 NET OF RELATED AMORTIZATION OF DEFERRED POLICY
 ACQUISITION COSTS
Fixed maturities. . . . . . . . . . . . . . . . . .   $(10.3)  $(39.9)   $(25.1)
Equity securities . . . . . . . . . . . . . . . . .      3.6      2.5       3.8
Mortgage loans on real estate and real estate . . .     (3.2)     0.8      (1.2)
Derivatives and other invested assets . . . . . . .    (20.3)     8.3      12.0
Amortization adjustment for deferred policy
 acquisition costs. . . . . . . . . . . . . . . . .      5.4      7.5       1.5
                                                      ------   ------    ------
Net realized investment and other losses, net of
 related amortization of deferred policy acquisition
 costs. . . . . . . . . . . . . . . . . . . . . . .   $(24.8)  $(20.8)   $ (9.0)
                                                      ======   ======    ======

Gross gains of $38.2 million, $12.7 million, and $6.5 million and gross losses of $8.8 million, $13.3 million, and $3.3 million in 2003, 2002 and 2001, respectively, were realized on the sale of available-for-sale securities.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The Company's investments in held-to-maturity securities and available-for-sale securities are summarized below:

                                               GROSS       GROSS
                                  AMORTIZED  UNREALIZED  UNREALIZED     FAIR
                                    COST       GAINS       LOSSES      VALUE
                                  ---------  ----------  ----------  ----------
                                                 (IN MILLIONS)
DECEMBER 31, 2003
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   71.0     $  0.3     $ (0.4)     $   70.9
Mortgage-backed securities. . .        7.7        0.2         --           7.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   78.7     $  0.5     $ (0.4)     $   78.8
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $3,080.0     $181.2     $(26.3)     $3,234.9
Mortgage-backed securities. . .      502.4       20.9      (12.4)        510.9
Obligations of states and
 political subdivisions . . . .       12.5        0.3         --          12.8
Debt securities issued by
 foreign governments. . . . . .        2.2        0.3         --           2.5
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       24.4        1.4         --          25.8
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    3,621.5      204.1      (38.7)      3,786.9
Equity securities . . . . . . .       39.6        2.1         --          41.7
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $3,661.1     $206.2     $(38.7)     $3,828.6
                                  ========     ======     ======      ========
DECEMBER 31, 2002
HELD-TO-MATURITY:
Corporate securities. . . . . .   $   72.8     $  0.2     $ (0.8)     $   72.2
Mortgage-backed securities. . .       11.0        0.4       (0.3)         11.1
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $   83.8     $  0.6     $ (1.1)     $   83.3
                                  ========     ======     ======      ========
AVAILABLE-FOR-SALE:
Corporate securities. . . . . .   $2,426.5     $127.3     $(82.3)     $2,471.5
Mortgage-backed securities. . .      489.9       28.6      (14.1)        504.4
Obligations of states and
 political subdivisions . . . .        6.2        0.3         --           6.5
Debt securities issued by
 foreign governments. . . . . .        3.6        0.3       (0.1)          3.8
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies. . .       23.1        2.0         --          25.1
                                  --------     ------     ------      --------
Total fixed maturities. . . . .    2,949.3      158.5      (96.5)      3,011.3
Equity securities . . . . . . .       11.1        0.9       (0.1)         11.9
                                  --------     ------     ------      --------
 Total. . . . . . . . . . . . .   $2,960.4     $159.4     $(96.6)     $3,023.2
                                  ========     ======     ======      ========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below:

                                                          AMORTIZED     FAIR
                                                            COST       VALUE
                                                          ---------  ----------
                                                             (IN MILLIONS)
HELD-TO-MATURITY:
Due in one year or less . . . . . . . . . . . . . . . .   $    0.1    $    0.1
Due after one year through five years . . . . . . . . .        1.8         1.8
Due after five years through ten years. . . . . . . . .       15.4        15.4
Due after ten years . . . . . . . . . . . . . . . . . .       53.7        53.6
                                                          --------    --------
                                                              71.0        70.9
Mortgage-backed securities. . . . . . . . . . . . . . .        7.7         7.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $   78.7    $   78.8
                                                          ========    ========
AVAILABLE-FOR-SALE:
Due in one year or less . . . . . . . . . . . . . . . .   $  146.7    $  152.1
Due after one year through five years . . . . . . . . .      987.5     1,039.7
Due after five years through ten years. . . . . . . . .    1,206.8     1,281.6
Due after ten years . . . . . . . . . . . . . . . . . .      778.1       802.6
                                                          --------    --------
                                                           3,119.1     3,276.0
Mortgage-backed securities. . . . . . . . . . . . . . .      502.4       510.9
                                                          --------    --------
 Total. . . . . . . . . . . . . . . . . . . . . . . . .   $3,621.5    $3,786.9
                                                          ========    ========

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $212.5 million and $169.9 million, respectively, of the Company's bonds and stocks, at market value, were on loan to various brokers/dealers, but were fully collateralized by cash and U.S. government securities in an account held in trust for the Company. The market value of the loaned securities is monitored on a daily basis, and the Company obtains additional collateral when deemed appropriate.

Bonds with amortized cost of $18.6 million were non-income producing for year ended December 31, 2003.

No significant depreciation expense on investment real estate was recorded for the years ended December 31, 2003 and 2002. Depreciation expense on investment real estate was $0.3 million in 2001. Accumulated depreciation was $1.7 million, and $2.8 million at December 31, 2003, and 2002, respectively.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company relies on its Parent's, JHFS', process to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At the end of each quarter, JHFS' Investment Review Committee reviews all securities where market value is less than ninety percent of amortized cost for three months or more to determine whether impairments need to be taken. This committee includes the head of workouts, the head of each industry team, the head of portfolio management, the JHFS Chief Investment Officer and the JHFS Corporate Risk Officer who reports to the JHFS Chief Financial Officer. The analysis focuses on each issuer's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below cost. The results of this analysis are reviewed by the Life Company's Committee of Finance, a subcommittee of the Life Company's Board of Directors, quarterly. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

Through JHFS' Investment Review Committee, the Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and
(3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                          UNREALIZED LOSSES ON ASSETS

                                                                          AS OF DECEMBER 31, 2003
                                                                        ---------------------------
                                               LESS THAN 12 MONTHS           12 MONTHS OR MORE                  TOTAL
                                           ---------------------------  ---------------------------  ----------------------------
                                           CARRYING VALUE               CARRYING VALUE               CARRYING VALUE
                                            OF SECURITIES                OF SECURITIES                OF SECURITIES
                                             WITH GROSS     UNREALIZED    WITH GROSS     UNREALIZED    WITH GROSS      UNREALIZED
                                           UNREALIZED LOSS    LOSSES    UNREALIZED LOSS    LOSSES    UNREALIZED LOSS     LOSSES
                                           ---------------  ----------  ---------------  ----------  ---------------  -----------
DESCRIPTION OF SECURITIES:
Federal agency mortgage backed
 securities. . . . . . . . . . . . . . .       $ 92.0        $ (6.6)        $ 54.8        $ (5.8)        $146.8         $(12.4)
Corporate bonds. . . . . . . . . . . . .        378.1         (12.1)         283.1         (14.6)         661.2          (26.7)
                                               ------        ------         ------        ------         ------         ------
Total debt securities. . . . . . . . . .        470.1         (18.7)         337.9         (20.4)         808.0          (39.1)
Common stocks. . . . . . . . . . . . . .           --            --            2.3            --            2.3             --
                                               ------        ------         ------        ------         ------         ------
Total. . . . . . . . . . . . . . . . . .       $470.1        $(18.7)        $340.2        $(20.4)        $810.3         $(39.1)
                                               ======        ======         ======        ======         ======         ======

The table above shows the Company's securities that were in a loss position at December 31, 2003 for more than one year and less than one year. Gross unrealized losses consist of a hedging adjustment, the impact of interest rates on the non hedged portion of the portfolio, and the impact of creditworthiness. Unrealized losses from hedging adjustments represent the amount of the unrealized loss that results from the security being designated as a hedged item in a fair value hedge. When a security is so designated, its cost basis is adjusted in response to movements in interest rates. These adjustments, which are non-cash and reverse over time as the asset and derivative mature, impact the amount of unrealized loss on a security. The remaining portion of the gross unrealized loss represents the impact of interest rates on the non-hedged portion of the portfolio and unrealized losses due to creditworthiness on the total fixed maturity portfolio.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003, the fixed maturity securities had a total gross unrealized loss of $39.1 million excluding basis adjustments related to hedging relationships. Of this total, $20.4 million are due to securities that have had various amounts of unrealized loss for more than twelve months. Of the total unrealized losses, $20.1 million comes from securities rated investment grade. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies statistics indicate that investment grade securities have been found to be less likely to develop credit concerns.

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade bonds. The gross unrealized losses on below investment grade fixed maturity securities declined to $19.1 million at December 31, 2003 primarily due to the easing of credit concerns and the resulting spread tightening. Although the gross unrealized losses on below investment grade fixed maturity securities are approximately 50% of the total unrealized losses, they only represent 1.4% of the total carrying value of fixed maturity securities with gross unrealized losses.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are evaluated periodically as part of the Company's loan review procedures and are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses that exist at the balance sheet date. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

Changes in the allowance for probable losses on mortgage loans on real estate and real estate to be disposed of are summarized below.

                                                       BALANCE AT                          BALANCE AT
                                                       BEGINNING                             END OF
                                                        OF YEAR    ADDITIONS  DEDUCTIONS      YEAR
                                                       ----------  ---------  ----------  ------------
                                                                       (IN MILLIONS)
Year ended December 31, 2003
 Mortgage loans on real estate . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
 Real estate to be disposed of . . . . . . . . . . .        --         --          --           --
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $2.9       $0.2        $0.6         $2.5
                                                          ====       ====        ====         ====
Year ended December 31, 2002
 Mortgage loans on real estate . . . . . . . . . . .      $5.5         --        $2.6         $2.9
 Real estate to be disposed of . . . . . . . . . . .       0.8         --         0.8            -
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $6.3         --        $3.4         $2.9
                                                          ====       ====        ====         ====
Year ended December 31, 2001
 Mortgage loans on real estate . . . . . . . . . . .      $5.0       $1.7        $1.2         $5.5
 Real estate to be disposed of . . . . . . . . . . .       0.7        0.1          --          0.8
                                                          ----       ----        ----         ----
 Total . . . . . . . . . . . . . . . . . . . . . . .      $5.7       $1.8        $1.2         $6.3
                                                          ====       ====        ====         ====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 3 -- INVESTMENTS -- (CONTINUED)

At December 31, 2003 and 2002 the total recorded investment in mortgage loans that are considered to be impaired under SFAS No. 114, "Accounting by Creditors for Impairment of a Loan," along with the related provision for losses were as follows:

                                                                DECEMBER 31,
                                                                --------------
                                                                 2003    2002
                                                                ------  ------
                                                                (IN MILLIONS)
Impaired mortgage loans on real estate with provision for
 losses . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.8       --
Provision for losses. . . . . . . . . . . . . . . . . . . . .   (0.2)      --
                                                                ----       --
Net impaired mortgage loans on real estate. . . . . . . . . .    0.6       --
                                                                ====       ==


The average investment in impaired loans and the interest income recognized on impaired loans were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002      2001
                                                    -------  -------  -------
                                                          (IN MILLIONS)
Average recorded investment in impaired loans . .    $0.4     $1.2      $3.3
Interest income recognized on impaired loans. . .      --       --       0.5


The payment terms of mortgage loans on real estate may be restructured or modified from time to time. Generally, the terms of the restructured mortgage loans call for the Company to receive some form or combination of an equity participation in the underlying collateral, excess cash flows or an effective yield at the maturity of the loans sufficient to meet the original terms of the loans.

Restructured mortgage loans aggregated $11.9 million as of December 31, 2003 and $3.5 million as of December 31, 2002. The expected gross interest income that would have been recorded had the loans been current in accordance with the original loan agreements and the actual interest income recorded was as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                -------------------------
                                                                                 2003     2002      2001
                                                                                -------  -------  -------
                                                                                      (IN MILLIONS)
Expected. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $0.5     $0.3      $0.4
Actual. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     0.4      0.2       0.4


At December 31, 2003, the mortgage portfolio was diversified by geographic region and specific collateral property type as displayed below:

                                                                CARRYING AMOUNT  GEOGRAPHIC                 CARRYING AMOUNT
PROPERTY TYPE                                                    (IN MILLIONS)   CONCENTRATION               (IN MILLIONS)
--------------------------------------------------------------  ---------------  -----------------------   -----------------
Apartments. . . . . . . . . . . . . . . . . . . . . . . . . .       $102.6       East North Central. . .        $ 94.7
Hotels. . . . . . . . . . . . . . . . . . . . . . . . . . . .         24.0       East South Central. . .          34.7
Industrial. . . . . . . . . . . . . . . . . . . . . . . . . .        131.8       Middle Atlantic . . . .          63.6
Office buildings. . . . . . . . . . . . . . . . . . . . . . .        173.5       Mountain. . . . . . . .          55.3
Retail. . . . . . . . . . . . . . . . . . . . . . . . . . . .        150.8       New England . . . . . .          75.0
Mixed Use . . . . . . . . . . . . . . . . . . . . . . . . . .         55.4       Pacific . . . . . . . .         207.4
Agricultural. . . . . . . . . . . . . . . . . . . . . . . . .        224.6       South Atlantic. . . . .         234.0
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22.8       West North Central. . .          26.3
                                                                                 West South Central. . .          89.7
                                                                                 Canada/Other. . . . . .           4.8
Allowance for losses. . . . . . . . . . . . . . . . . . . . .         (2.5)      Allowance for losses. .          (2.5)
                                                                    ------                                      ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $883.0       Total . . . . . . . . .        $883.0
                                                                    ======                                      ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS

The Company uses various derivative instruments to hedge and manage its exposure to changes in interest rate levels, foreign exchange rates, and equity market prices, and to manage the duration of assets and liabilities.

The fair value of derivative instruments classified as assets at December 31, 2003 and 2002 was $6.3 million and $6.4 million, and appears on the consolidated balance sheet in other assets. The fair value of derivative instruments classified as liabilities at December 31, 2003 and 2002 was $63.1 million and $45.8 million and appears on the consolidated balance sheet in other liabilities.

FAIR VALUE HEDGES

The Company uses interest rate futures contracts and interest rate swap agreements as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with a counterparty to exchange interest rate payments of a differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements and currency rate swap agreements is accrued and recognized as a component of net investment income.

The Company enters into purchased interest rate cap agreements and interest rate floor agreements to manage the interest rate exposure of options that are embedded in certain assets and liabilities. Purchased interest rate cap and floor agreements are contracts with a counterparty which require the payment of a premium for the right to receive payments for the difference between the cap or floor interest rate and a market interest rate on specified future dates based on an underlying principal balance (notional principal). Amounts earned on interest rate cap and floor agreements are recorded as an adjustment to net investment income.

The Company uses equity collar agreements to reduce its equity market exposure with respect to certain common stock investments that the Company holds. A collar consists of a written call option that limits the Company's potential for gain from appreciation in the stock price as well as a purchased put option that limits the Company's potential for loss from a decline in the stock price.

Currency rate swap agreements are used to manage the Company's exposure to foreign exchange rate fluctuations. Currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on currency rate swap agreements is accrued and recognized as a component of net investment income.

In 2003 and 2002, the Company recognized net loss of $4.0 million and a net gain of $0.9 million, respectively, related to the ineffective portion of its fair value hedges, and no net gain for either period, related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. Both of these amounts are recorded in net realized investment and other gains and losses. At December 31, 2003, all of the Company's hedged firm commitments qualified as fair value hedges.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 4 -- DERIVATIVES AND HEDGING INSTRUMENTS -- (CONTINUED)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, total return swaps, interest rate futures contracts, credit default swaps, and interest rate cap and floor agreements to manage exposure to interest rates as described above under Fair Value Hedges without designating the derivatives as hedging instruments.

In addition, the Company uses interest rate floor agreeements to hedge the interest rate risk associated with minimum interest rate guarantees in certain of its life insurance and annuity businesses without designating the derivatives as hedging instruments.

NOTE 5 -- INCOME TAXES

The Company is included in the consolidated federal income tax return of JHFS. The federal income taxes of the Company are allocated on a separate return basis with certain adjustments.

The components of income taxes were as follows:

                                                      YEAR ENDED DECEMBER 31,
                                                     -------------------------
                                                      2003    2002      2001
                                                     ------  -------   -------
                                                          (IN MILLIONS)
Current taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .   $25.2   $ (9.8)    $30.1
 Foreign . . . . . . . . . . . . . . . . . . . . .     0.2     (0.2)       --
                                                     -----   ------     -----
                                                      25.4    (10.0)     30.1
Deferred taxes:
 Federal . . . . . . . . . . . . . . . . . . . . .    30.4     68.4      32.1
                                                     -----   ------     -----
Total income taxes . . . . . . . . . . . . . . . .   $55.8   $ 58.4     $62.2
                                                     =====   ======     =====

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 5 -- INCOME TAXES -- (CONTINUED)

A reconciliation of income taxes computed by applying the federal income tax rate to income before income taxes and the consolidated income tax expense charged to operations follows:

                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                     2003     2002      2001
                                                    -------  -------  -------
                                                          (IN MILLIONS)
Tax at 35%. . . . . . . . . . . . . . . . . . . .   $59.5    $60.6     $73.0
Add (deduct):
 Equity base tax. . . . . . . . . . . . . . . . .      --       --      (9.0)
 Prior years taxes. . . . . . . . . . . . . . . .     1.2      2.2       2.1
 Tax credits. . . . . . . . . . . . . . . . . . .    (1.5)    (0.8)     (0.4)
 Foreign taxes. . . . . . . . . . . . . . . . . .     0.2      0.2        --
 Tax exempt investment income . . . . . . . . . .    (0.3)    (3.6)     (5.6)
 Other. . . . . . . . . . . . . . . . . . . . . .    (3.3)    (0.2)      2.1
                                                    -----    -----     -----
  Total income taxes. . . . . . . . . . . . . . .   $55.8    $58.4     $62.2
                                                    =====    =====     =====

The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                                DECEMBER 31,
                                                               --------------
                                                                2003    2002
                                                               ------  ------
                                                               (IN MILLIONS)
DEFERRED TAX ASSETS:
Policy reserve adjustments . . . . . . . . . . . . . . . . .   $210.5   $250.0
Other employee benefits. . . . . . . . . . . . . . . . . . .     25.5     20.2
Book over tax basis of investments . . . . . . . . . . . . .     12.0     12.0
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .     12.1       --
                                                               ------   ------
 Total deferred tax assets . . . . . . . . . . . . . . . . .    260.1    282.2
                                                               ------   ------
DEFERRED TAX LIABILITIES:
Deferred policy acquisition costs. . . . . . . . . . . . . .    405.2    419.5
Depreciation . . . . . . . . . . . . . . . . . . . . . . . .      2.3      2.1
Basis in partnerships. . . . . . . . . . . . . . . . . . . .      0.1       --
Market discount on bonds . . . . . . . . . . . . . . . . . .      2.1      2.9
Lease income . . . . . . . . . . . . . . . . . . . . . . . .    102.9     71.5
Unrealized gains . . . . . . . . . . . . . . . . . . . . . .     42.3     12.8
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . .       --     10.6
                                                               ------   ------
 Total deferred tax liabilities. . . . . . . . . . . . . . .    554.9    519.4
                                                               ------   ------
 Net deferred tax liabilities. . . . . . . . . . . . . . . .   $294.8   $237.2
                                                               ======   ======

The Company made income tax payments of $17.7 million and $27.2 million in 2003 and 2002, respectively and received an income tax refund of $32.4 million in 2001.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 6 -- REINSURANCE

The effect of reinsurance on premiums written and earned was as follows:

                                                                        2003               2002               2001
                                                                  ----------------   ----------------   ----------------
                                                                           PREMIUMS           PREMIUMS            PREMIUMS
                                                                  WRITTEN   EARNED   WRITTEN   EARNED   WRITTEN    EARNED
                                                                  -------  --------  -------  --------  -------  ----------
                                                                                       (IN MILLIONS)
Life Insurance:
Direct. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $160.2   $160.2    $105.3   $105.3    $ 82.0    $ 82.0
Ceded . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  (93.0)   (93.0)    (46.8)   (46.8)    (21.9)    (21.9)
                                                                  ------   ------    ------   ------    ------    ------
Net life insurance premiums . . . . . . . . . . . . . . . . . . . $ 67.2   $ 67.2    $ 58.5   $ 58.5    $ 60.1    $ 60.1
                                                                  ======   ======    ======   ======    ======    ======

For the year ended December 31, 2003, 2002 and 2001, benefits to policyholders under life ceded reinsurance contracts were $8.5 million, $7.9 million and $3.8 million, respectively.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurer.

The Company has a modified coinsurance agreement with John Hancock to reinsure 50% of 1994 through 2002 issues of flexible premium variable life insurance and scheduled premium variable life insurance policies. In addition, the Company has a second modified coinsurance agreement with John Hancock to reinsure 50% of the Company's 1995 in-force block and 50% of 1996 and all future issue years of certain retail annuity contracts. For additional detail regarding these agreements, refer to Note 2 -- Related Party Transactions.

NOTE 7 -- COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has extended commitments to purchase fixed maturity investments, other invested assets, preferred and common stock, and issue mortgage loans on real estate totaling $55.3 million, $58.7 million, $8.2 million and $101.7 million, respectively, at December 31, 2003. If funded, loans related to real estate mortgages would be fully collateralized by related properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. The estimated fair values of the commitments described above aggregate $229.7 million at December 31, 2003. The majority of these commitments expire in 2004.

CONTINGENCIES

Class Action

During 1997, the Company entered into a court-approved settlement relating to a class action lawsuit involving certain individual life insurance policies sold from 1979 through 1996. In entering into the settlement, the Company specifically denied any wrongdoing. The total reserve held in connection with the settlement to provide for relief to class members and for legal and administrative costs associated with the settlement amounted to $0.7 million and $2.7 million at December 31, 2003 and 2002, respectively. The Company incurred no costs related to the settlement in 2003 or 2002. Costs incurred related to the settlement were $14.1 million in 2001. The estimated reserve is based on a number of factors, including the estimated cost per claim and the estimated costs to administer the claims.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 7 -- COMMITMENTS AND CONTINGENCIES -- (CONTINUED)

Administration of the ADR component of the settlement is substantially complete.
 Although some uncertainty remains as to the cost of the remaining claims in the final phase (i.e., arbitration) of the ADR process, it is expected that the final cost of the settlement will not differ materially from the amounts presently provided for by the Company.

Other Matters

In the normal course of its business operations, the Company is involved with litigation from time to time with claimants, beneficiaries and others, and a number of litigation matters were pending as of December 31, 2003. It is the opinion of management, after consultation with counsel, that the ultimate liability with respect to these claims, if any, will not materially affect the financial position or results of operations of the Company.

NOTE 8 -- SHAREHOLDER'S EQUITY

(a) Common Stock

The Company was established in 1979 as a stock insurance company with 50,000 shares outstanding, wholly owned by its parent, John Hancock Life Insurance Company. The Company has one class of capital stock, common stock ($50 par value, 50,000 shares authorized).

(b) Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for the years indicated are presented below:

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2001. . . . . . . . . . . . . . . . .        $ (2.2)
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $7.2 million) . . . . . . . . . . . . . . . . .          11.8
Reclassification adjustment for gains (losses), realized in
 net income (net of tax
 expense of $1.1 million) . . . . . . . . . . . . . . . . .           2.1
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $3.2 million) . . .          (6.0)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           7.9
Change in accounting principle. . . . . . . . . . . . . . .           7.2
                                                                   ------
Balance at December 31, 2001. . . . . . . . . . . . . . . .        $ 12.9
                                                                   ======
Balance at January 1, 2002. . . . . . . . . . . . . . . . .        $ 12.9
Gross unrealized gains (losses) (net of deferred income tax
 benefit of $12.9 million). . . . . . . . . . . . . . . . .          21.4
Reclassification adjustment for gains (losses), realized in
 net income (net of tax benefit of $0.2 million). . . . . .          (0.4)
Adjustment to deferred policy acquisition costs and present
 value of future profits
 (net of deferred income tax benefit of $6.7 million) . . .         (12.5)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .           8.5
                                                                   ------
Balance at December 31, 2002. . . . . . . . . . . . . . . .        $ 21.4
                                                                   ======

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

                                                                 ACCUMULATED
                                                                    OTHER
                                                                COMPREHENSIVE
                                                               INCOME (LOSSES)
                                                              -----------------
                                                                (IN MILLIONS)
                                                              -----------------
Balance at January 1, 2003. . . . . . . . . . . . . . . . .        $ 21.4
Gross unrealized gains (losses) (net of deferred income tax
 expense of $27.4 million). . . . . . . . . . . . . . . . .          52.2
Reclassification adjustment for gains (losses), realized in
 net income (net of tax expense of $10.3 million) . . . . .          19.1
Adjustment to deferred policy acquisition costs and present
 value of future profits (net of deferred income tax benefit
 of $8.2  million). . . . . . . . . . . . . . . . . . . . .         (15.1)
                                                                   ------
Net unrealized gains (losses) . . . . . . . . . . . . . . .          56.2
                                                                   ------
Balance at December 31, 2003. . . . . . . . . . . . . . . .        $ 77.6
                                                                   ======

Net unrealized investment gains (losses), included in the consolidated balance sheet as a component of shareholder's equity, are summarized as follows:

                                                                          2003     2002      2001
                                                                         -------  -------  --------
                                                                              (IN MILLIONS)
Balance, end of year comprises:
 Unrealized investment gains (losses) on:
  Fixed maturities. . . . . . . . . . . . . . . . . . . . . . . . . . .  $165.4   $ 62.0    $ 20.6
  Equity investments. . . . . . . . . . . . . . . . . . . . . . . . . .     2.1      0.8       1.0
  Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1.9     (2.4)      5.2
                                                                         ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   169.4     60.4      26.8
Amounts of unrealized investment (gains) losses attributable to:
 Deferred policy acquisition cost and present value of future profits     (49.5)   (26.2)     (7.1)
 Deferred federal income taxes. . . . . . . . . . . . . . . . . . . . .   (42.3)   (12.8)     (6.8)
                                                                         ------   ------    ------
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   (91.8)   (39.0)    (13.9)
                                                                         ------   ------    ------
Net unrealized investment gains (losses)                                 $ 77.6   $ 21.4    $ 12.9
                                                                         ======   ======    ======

(c) Statutory Results

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribe statutory accounting practices and results in changes to the accounting practices that the Company and its domestic life insurance subsidiary use to prepare their statutory-basis financial statements.

The Company and its domestic insurance subsidiary prepare their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile. For the Company, the Commonwealth of Massachusetts only recognizes statutory accounting practices prescribed or permitted by Massachusetts insurance regulations and laws. The National Association of Insurance Commissioners' "Accounting Practices and Procedures" manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by Massachusetts. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 8 -- SHAREHOLDER'S EQUITY -- (CONTINUED)

The Company received permission from the Division to continue carrying the administrative rating symbol of Z for a selected group of securities at December 31, 2003. As of March 4, 2004, 89% of the outstanding principal balance of these securities have been rated as by the Securities Valuation Office (SVO), and the remaining balance of these securities have a high probability of being rated in the first quarter of 2004. As a result of this permitted practice, the Company's reported capital and surplus increased by less than 2%.

There were no other permitted practices.

Statutory net income and surplus include the accounts of the Company.

                                                                      2003    2002     2001
                                                                     ------  ------  --------
                                                                         (IN MILLIONS)
Statutory net income . . . . . . . . . . . . . . . . . . . . . . .   $ 82.1  $ 52.7   $  4.0
Statutory surplus. . . . . . . . . . . . . . . . . . . . . . . . .    669.4   589.6    561.0

Massachusetts has enacted laws governing the payment of dividends by insurers. Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned funds without the prior approval of Massachusetts Commissioner of Insurance. Massachusetts law also limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year, if such insurer is a life company.

NOTE 9 -- SEGMENT INFORMATION

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets or distribution channels.

PROTECTION SEGMENT. Offers a variety of individual life insurance, including participating whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, direct marketing and the Internet.

ASSET GATHERING SEGMENT. Offers individual fixed and variable annuities. This segment distributes its products through distribution channels including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

Management of the Company evaluates performance based on segment after-tax operating income, which excludes the effect of net realized investment and other gains (losses) and unusual or non-recurring events and transactions. Segment after-tax operating income is determined by adjusting GAAP net income for net realized investment and other gains (losses), including gains and losses on disposals of businesses and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of after-tax operating income enhances its understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

Amounts reported as segment adjustments in the tables below primarily relate to:
(i) certain net realized investment and other gains (losses), net of related amortization adjustment for deferred policy acquisition costs; (ii) benefits to policyholders and expenses incurred relating to the settlement of a class action lawsuit against the Company involving certain individual life insurance policies sold from 1979 through 1996; (iii) restructuring costs related to our distribution systems and retail operations; (iv) the surplus tax on mutual life insurance companies that was allocated by John Hancock to the Company; (v) a charge for certain one time costs associated with John Hancock's demutualization process; and (vi) cumulative effect of an accounting change.

The following table summarizes selected financial information by segment for the year ended or as of December 31 and reconciles segment revenues and segment after-tax operating income to amounts reported in the consolidated statements of income:

                                                         ASSET
YEAR ENDED DECEMBER 31, 2003               PROTECTION  GATHERING   CONSOLIDATED
----------------------------------------   ----------  ---------  --------------
                                                      (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . .  $   408.8   $   26.3     $   435.1
Net investment income . . . . . . . . . .      302.8       13.5         316.3
                                           ---------   --------     ---------
Segment revenues. . . . . . . . . . . . .      711.6       39.8         751.4
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .      (27.0)       2.2         (24.8)
                                           ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . .      684.6       42.0         726.6
                                           =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . .      128.8        1.5         130.3
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .      (17.5)       1.4         (16.1)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . .       (6.2)      (0.3)         (6.5)
                                           ---------   --------     ---------
Net income. . . . . . . . . . . . . . . .      105.1        2.6         107.7
                                           =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .        8.6        0.2           8.8
Carrying value of investments accounted
 for by the equity method . . . . . . . .      103.1        7.4         110.5
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .       90.1       14.7         104.8
Income tax expense. . . . . . . . . . . .       55.3        0.5          55.8
Segment assets. . . . . . . . . . . . . .   12,256.6    1,638.8      13,895.4
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .      (34.0)       3.8         (30.2)
Less amortization of deferred policy
 acquisition costs related to net
 realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .        7.0       (1.6)          5.4
                                           ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization
 of deferred policy acquisition costs --
 per consolidated financial statements. .      (27.0)       2.2         (24.8)
Less income tax effect. . . . . . . . . .        9.5       (0.8)          8.7
                                           ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .  $   (17.5)  $    1.4     $   (16.1)
                                           =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2002                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenue from external customers . . . . .   $   384.2   $   31.6     $   415.8
Net investment income . . . . . . . . . .       266.8        3.3         270.1
                                            ---------   --------     ---------
Segment revenues. . . . . . . . . . . . .   $   651.0   $   34.9     $   685.9
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (20.4)      (0.4)        (20.8)
                                            ---------   --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $   630.6   $   34.5     $   665.1
                                            =========   ========     =========
NET INCOME:
Segment after-tax operating income. . . .       140.2       (8.1)        132.1
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (12.9)      (0.2)        (13.1)
Class action lawsuit. . . . . . . . . . .        (4.5)        --          (4.5)
Restructuring charges . . . . . . . . . .         0.3         --           0.3
                                            ---------   --------     ---------
Net income. . . . . . . . . . . . . . . .   $   123.1   $   (8.3)    $   114.8
                                            =========   ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $     4.2   $     --     $     4.2
Carrying value of investments accounted
 for by the equity method . . . . . . . .        50.1        1.7          51.8
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .        28.8       31.2          60.0
Income tax expense. . . . . . . . . . . .        65.3       (6.9)         58.4
Segment assets. . . . . . . . . . . . . .   $10,325.3   $1,516.2     $11,841.5
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $   (27.9)  $   (0.4)    $   (28.3)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .         7.5         --           7.5
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (20.4)      (0.4)        (20.8)
Less income tax effect. . . . . . . . . .         7.5        0.2           7.7
                                            ---------   --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (12.9)  $   (0.2)    $   (13.1)
                                            =========   ========     =========

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 9 -- SEGMENT INFORMATION -- (CONTINUED)

                                                          ASSET
YEAR ENDED DECEMBER 31, 2001                PROTECTION  GATHERING   CONSOLIDATED
------------------------------------------  ----------  ---------  --------------
                                                       (IN MILLIONS)
REVENUES:
Revenues from external customers. . . . .   $  385.1    $   64.4     $   449.5
Net investment income . . . . . . . . . .      229.2        (2.2)        227.0
                                            --------    --------     ---------
Segment revenues. . . . . . . . . . . . .   $  614.3    $   62.2     $   676.5
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (9.0)         --          (9.0)
                                            --------    --------     ---------
Revenues. . . . . . . . . . . . . . . . .   $  605.3    $   62.2     $   667.5
                                            ========    ========     =========
NET INCOME:
Segment after-tax operating income. . . .   $  130.0    $   22.2     $   152.2
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .       (5.6)         --          (5.6)
Surplus tax . . . . . . . . . . . . . . .        9.1          --           9.1
Class action lawsuit. . . . . . . . . . .       (9.2)         --          (9.2)
Cumulative effect of accounting change,
 net of tax . . . . . . . . . . . . . . .       (1.6)         --          (1.6)
                                            --------    --------     ---------
Net income. . . . . . . . . . . . . . . .   $  122.7    $   22.2     $   144.9
                                            ========    ========     =========
SUPPLEMENTAL INFORMATION:
Equity in net income of investees
 accounted for by the equity method . . .   $    2.7          --     $     2.7
Carrying value of investments accounted
 for by the equity method . . . . . . . .       27.7          --          27.7
Amortization of deferred policy
 acquisition costs. . . . . . . . . . . .       46.6    $   20.5          67.1
Income tax expense. . . . . . . . . . . .       54.8         7.4          62.2
Segment assets. . . . . . . . . . . . . .   $9,995.5    $1,717.7     $11,713.2
NET REALIZED INVESTMENT AND OTHER GAINS
 (LOSSES) DATA:
Net realized investment and other gains
 (losses) . . . . . . . . . . . . . . . .   $  (10.5)         --     $   (10.5)
Less amortization of deferred policy
 acquisition costs related to net realized
 investment and other gains (losses). . .        1.5          --           1.5
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net of related amortization of
 deferred policy acquisition costs -- per
 consolidated financial statements. . . .       (9.0)         --          (9.0)
Less income tax effect. . . . . . . . . .        3.4          --           3.4
                                            --------    --------     ---------
Net realized investment and other gains
 (losses), net-after-tax adjustment made
 to calculate segment operating income. .   $   (5.6)         --     $    (5.6)
                                            ========    ========     =========

The Company operates only in the United States. The Company has no reportable major customers and revenues are attributed to countries based on the location of customers.

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

The following methods and assumptions were used by the Company to determine the fair values of its financial instruments:

  The fair value for equity securities is based on quoted market prices.

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 10 -- FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)

  The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates adjusted to reflect the credit characteristics of the loans. Mortgage loans with similar characteristics and credit risks are aggregated into qualitative categories for purposes of the fair value calculations. Fair values for impaired mortgage loans are measured based either on the present value of expected future cash flows discounted at the loan's effective interest rate or the fair value of the underlying collateral for loans that are collateral dependent.

  The carrying values for policy loans, short-term investments, and cash and cash equivalents approximates their respective fair values.

  The fair value for fixed-rate deferred annuities is the account value adjusted for current market interest rates. Fair values for immediate annuities without life contingencies and supplementary contracts without life contingencies are estimated based on discounted cash flow calculations using current market rates.

  The Company's derivatives include futures contracts, interest rate swap, cap and floor agreements, swaptions, currency rate swap agreements and equity collar agreements. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and brokerage quotes that utilize pricing models or formulas using current assumptions for all swaps and other agreements.

  The fair value for commitments approximates the amount of the outstanding commitment.

The following tables present the carrying amounts and fair values of the Company's financial instruments:

                                                    DECEMBER 31,
                                       --------------------------------------
                                              2003                2002
                                       ------------------  ------------------
                                       CARRYING    FAIR    CARRYING     FAIR
                                        VALUE     VALUE     VALUE      VALUE
                                       --------  --------  --------  ----------
                                                   (IN MILLIONS)
ASSETS:
Fixed maturities:
 Held-to-maturity. . . . . . . . . .   $   78.7  $   78.8  $   83.8   $   83.3
 Available-for-sale. . . . . . . . .    3,786.9   3,786.9   3,011.3    3,011.3
Equity securities:
 Available-for-sale. . . . . . . . .       41.7      41.7      11.9       11.9
Mortgage loans on real estate. . . .      883.0     943.4     668.4      718.8
Policy loans . . . . . . . . . . . .      370.9     370.9     359.4      359.4
Short-term investments . . . . . . .       10.1      10.1       0.1        0.1
Cash and cash equivalents. . . . . .       67.7      67.7     202.9      202.9
Derivatives:
 Interest rate swap agreements . . .        4.4       4.4       3.7        3.7
 Interest rate cap agreements. . . .        1.1       1.1       1.4        1.4
 Interest rate floor agreements. . .       12.6      12.6      14.2       14.2
 Equity collar agreements. . . . . .        0.1       0.1       0.3        0.3
LIABILITIES:
Fixed rate deferred and immediate
 annuities . . . . . . . . . . . . .   $  276.6  $  281.1  $  203.6   $  186.7
Derivatives:
 Interest rate swap agreements . . .       54.8      54.8      59.0       59.0
Commitments. . . . . . . . . . . . .         --     229.7        --       93.3

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED

The Company's purchased intangible assets include the value of business acquired
(VOBA). The present value of estimated future profits of insurance policies in force related to businesses acquired is recorded as VOBA.

The following tables set forth certain summarized financial information relating to the Company's VOBA as of the dates and periods indicated.

                                                                                ACCUMULATED
                                                             GROSS CARRYING    AMORTIZATION       NET CARRYING
                                                                AMOUNT       AND OTHER CHANGES      AMOUNT
                                                            ---------------  -----------------  ---------------
                                                                              (IN MILLIONS)
DECEMBER 31, 2003
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .        $25.0            $(22.7)            $2.3
DECEMBER 31, 2002
Amortizable intangible assets:
 VOBA . . . . . . . . . . . . . . . . . . . . . . . . . .         25.0             (19.0)             6.0

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             ---------------------------------
                                                2003        2002         2001
                                             ----------  ----------  ---------
                                                       (IN MILLIONS)
AGGREGATE AMORTIZATION EXPENSE
VOBA amortization, net of tax of $0.3
 million,  $0.4 million and $0.6 million. .     $0.6        $0.7         $1.0

                                                                                   TAX EFFECT     NET EXPENSE
                                                                                  -------------  -------------
ESTIMATED FUTURE AGGREGATE AMORTIZATION EXPENSE FOR THE YEARS ENDED DECEMBER 31,        (IN MILLIONS)
2004. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2006. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4
2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             0.2           0.4

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

NOTE 11 -- VALUE OF BUSINESS ACQUIRED -- (CONTINUED)

The changes in the carrying value of VOBA, presented for each business segment, for the periods indicated, are as follows:

                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2002 . . . .     $ 7.2         --         $ 7.2
Amortization and other changes during
 2002:                                                    --
 Amortization . . . . . . . . . . . . .      (1.1)        --          (1.1)
 Adjustment to unrealized gains on
  securities available-for-sale . . . .      (0.1)        --          (0.1)
                                            -----                    -----
VOBA balance at December 31, 2002 . . .     $ 6.0         --         $ 6.0
                                            =====                    =====

                                                        ASSET
                                          PROTECTION  GATHERING   CONSOLIDATED
                                          ----------  ---------  --------------
                                                     (IN MILLIONS)
VOBA balance at January 1, 2003 . . . .     $ 6.0         --         $ 6.0
Amortization and other changes during
 2003:                                                    --
Amortization. . . . . . . . . . . . . .      (0.9)        --          (0.9)
Adjustment to unrealized gains on
 securities available-for-sale. . . . .      (2.8)        --          (2.8)
                                            -----                    -----
VOBA balance at December 31, 2003 . . .     $ 2.3         --         $ 2.3
                                            =====                    =====

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Policyholders of
John Hancock Variable Life Account U of the
 John Hancock Variable Life Insurance Company

We have audited the accompanying statement of assets and liabilities of John Hancock Variable Life Account U (the Account) (comprising of, respectively, the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity (formerly, Global Balanced), Earnings Growth (formerly, Multi Cap Growth), Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Growth B (formerly, Large Cap Aggressive Growth), Small/ Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth (formerly, Small Cap Equity), International Opportunities, Equity Index, High Yield Bond, Global Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, AIM V.I. Premier Equity, AIM V.I. Capital Development, Fidelity VIP Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas, Janus Aspen Global Tecnhology, Janus Aspen Worldwide Growth, MFS New Discovery Series, MFS Investors Growth Stock, MFS Research Series, ProFund VP Bull, ProFund VP Money Market, ProFund VP Mid-Cap Value, ProFund Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Basic Materials, ProFund VP Precious Metals, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP U.S. Government Plus, and CSI Equity Subaccounts) as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting John Hancock Variable Life Account U at December 31, 2003, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 6, 2004

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U


                      STATEMENT OF ASSETS AND LIABILITIES


                               DECEMBER 31, 2003

                                                                  EMERGING
                         LARGE CAP    FUNDAMENTAL     ACTIVE      MARKETS     FINANCIAL
                           GROWTH       GROWTH         BOND        EQUITY     INDUSTRIES
                         SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ------------  -----------  ------------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $102,704,045   $556,559    $268,589,862  $4,091,113   $1,115,591
 Outside Trust, at
  value . . . . . . .             --         --              --          --           --
Policy loans and
 accrued interest . .     20,826,947         --      64,383,010          --           --
                        ------------   --------    ------------  ----------   ----------
Total Assets. . . . .   $123,530,992   $556,559    $332,972,872  $4,091,113   $1,115,591
                        ============   ========    ============  ==========   ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $123,530,992   $556,559    $332,972,872  $4,091,113   $1,115,591
                        ------------   --------    ------------  ----------   ----------
Total net assets. . .   $123,530,992   $556,559    $332,972,872  $4,091,113   $1,115,591
                        ============   ========    ============  ==========   ==========
Units outstanding . .        777,694     59,650         613,635     382,451       70,302
                        ============   ========    ============  ==========   ==========
Unit value (in
 accumulation). . . .   $     158.84   $   9.33    $     542.62  $    10.70   $    15.87
                        ============   ========    ============  ==========   ==========

                        INTERNATIONAL   SMALL CAP   HEALTH SCIENCES   OVERSEAS     EARNINGS
                        EQUITY INDEX     GROWTH          FUND          EQUITY       GROWTH
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                        -------------  -----------  ---------------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $23,979,482   $14,932,949    $1,655,857     $2,564,276   $20,364,458
 Outside Trust, at
  value . . . . . . .             --            --            --             --            --
Policy loans and
 accrued interest . .      3,062,866            --            --             --            --
                         -----------   -----------    ----------     ----------   -----------
Total Assets. . . . .    $27,042,348   $14,932,949    $1,655,857     $2,564,276   $20,364,458
                         ===========   ===========    ==========     ==========   ===========
NET ASSETS:
Contracts in
 accumulation . . . .    $27,042,348   $14,932,949    $1,655,857     $2,564,276   $20,364,458
                         -----------   -----------    ----------     ----------   -----------
Total net assets. . .    $27,042,348   $14,932,949    $1,655,857     $2,564,276   $20,364,458
                         ===========   ===========    ==========     ==========   ===========
Units outstanding . .        516,697     1,133,459       160,065        173,737     1,695,700
                         ===========   ===========    ==========     ==========   ===========
Unit value (in
 accumulation). . . .    $     52.34   $     13.17    $    10.34     $    14.76   $     12.01
                         ===========   ===========    ==========     ==========   ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                         MID CAP     LARGE CAP   LARGE CAP   FUNDAMENTAL      MONEY
                          VALUE        VALUE     VALUE CORE     VALUE        MARKET
                        SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                        ----------  -----------  ----------  -----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $366,426   $27,860,983   $810,121   $9,883,387    $84,901,074
 Outside Trust, at
  value . . . . . . .          --            --         --           --             --
Policy loans and
 accrued interest . .          --            --         --           --     14,601,490
                         --------   -----------   --------   ----------    -----------
Total Assets. . . . .    $366,426   $27,860,983   $810,121   $9,883,387    $99,502,564
                         ========   ===========   ========   ==========    ===========
NET ASSETS:
Contracts in
 accumulation . . . .    $366,426   $27,860,983   $810,121   $9,883,387    $99,502,564
                         --------   -----------   --------   ----------    -----------
Total net assets. . .    $366,426   $27,860,983   $810,121   $9,883,387    $99,502,564
                         ========   ===========   ========   ==========    ===========
Units outstanding . .      26,792     1,390,520     74,126      645,438      2,164,044
                         ========   ===========   ========   ==========    ===========
Unit value (in
 accumulation). . . .    $  13.68   $     20.04   $  10.93   $    15.31    $     45.98
                         ========   ===========   ========   ==========    ===========

                         SMALL/MID      BOND      LARGE CAP   SMALL/MID    SMALL CAP
                        CAP GROWTH      INDEX      GROWTH B    CAP CORE      VALUE
                        SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                        -----------  -----------  ----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $20,679,768  $10,210,919   $773,591   $6,228,269   $5,868,567
 Outside Trust, at
  value . . . . . . .            --           --         --           --           --
Policy loans and
 accrued interest . .            --           --         --           --           --
                        -----------  -----------   --------   ----------   ----------
Total Assets. . . . .   $20,679,768  $10,210,919   $773,591   $6,228,269   $5,868,567
                        ===========  ===========   ========   ==========   ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $20,679,768  $10,210,919   $773,591   $6,228,269   $5,868,567
                        -----------  -----------   --------   ----------   ----------
Total net assets. . .   $20,679,768  $10,210,919   $773,591   $6,228,269   $5,868,567
                        ===========  ===========   ========   ==========   ==========
Units outstanding . .       812,235      718,717    102,754      450,290      270,693
                        ===========  ===========   ========   ==========   ==========
Unit value (in
 accumulation). . . .   $     25.46  $     14.21   $   7.53   $    13.83   $    21.68
                        ===========  ===========   ========   ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                        REAL ESTATE    GROWTH &                  TOTAL RETURN   SHORT-TERM
                          EQUITY        INCOME       MANAGED         BOND          BOND
                        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                        -----------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .   $27,688,088  $674,664,570  $364,837,128    $422,074     $6,912,723
 Outside Trust, at
  value . . . . . . .            --            --            --          --             --
Policy loans and
 accrued interest . .     3,464,808   178,886,860    83,100,511          --             --
                        -----------  ------------  ------------    --------     ----------
Total Assets. . . . .   $31,152,896  $853,551,430  $447,937,639    $422,074     $6,912,723
                        ===========  ============  ============    ========     ==========
NET ASSETS:
Contracts in
 accumulation . . . .   $31,152,896  $853,551,430  $447,937,639    $422,074     $6,912,723
                        -----------  ------------  ------------    --------     ----------
Total net assets. . .   $31,152,896  $853,551,430  $447,937,639    $422,074     $6,912,723
                        ===========  ============  ============    ========     ==========
Units outstanding . .       293,177     1,623,074     1,511,380      41,383        415,392
                        ===========  ============  ============    ========     ==========
Unit value (in
 accumulation). . . .   $    106.26  $     525.89  $     296.38    $  10.20     $    16.64
                        ===========  ============  ============    ========     ==========

                           SMALL CAP     INTERNATIONAL    EQUITY     HIGH YIELD     GLOBAL
                        EMERGING GROWTH  OPPORTUNITIES     INDEX        BOND         BOND
                          SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ---------------  -------------  -----------  ----------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .     $7,797,096      $6,929,063    $47,222,921  $4,672,740   $5,909,861
 Outside Trust, at
  value . . . . . . .             --              --             --          --           --
Policy loans and
 accrued interest . .             --              --             --          --           --
                          ----------      ----------    -----------  ----------   ----------
Total Assets. . . . .     $7,797,096      $6,929,063    $47,222,921  $4,672,740   $5,909,861
                          ==========      ==========    ===========  ==========   ==========
NET ASSETS:
Contracts in
 accumulation . . . .     $7,797,096      $6,929,063    $47,222,921  $4,672,740   $5,909,861
                          ----------      ----------    -----------  ----------   ----------
Total net assets. . .     $7,797,096      $6,929,063    $47,222,921  $4,672,740   $5,909,861
                          ==========      ==========    ===========  ==========   ==========
Units outstanding . .        682,866         592,139      2,573,862     459,295      322,507
                          ==========      ==========    ===========  ==========   ==========
Unit value (in
 accumulation). . . .     $    11.42      $    11.70    $     18.35  $    10.17   $    18.32
                          ==========      ==========    ===========  ==========   ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                          TURNER       BRANDES       FRONTIER     AIM V.I.     AIM V.I.
                           CORE     INTERNATIONAL    CAPITAL      PREMIER       CAPITAL
                          GROWTH       EQUITY      APPRECIATION    EQUITY     DEVELOPMENT
                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                        ----------  -------------  ------------  ----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $     --     $     --      $       --   $       --     $    --
 Outside Trust, at
  value . . . . . . .     355,974      976,896       1,709,068    2,187,092      65,425
Policy loans and
 accrued interest . .          --           --              --           --          --
                         --------     --------      ----------   ----------     -------
Total Assets. . . . .    $355,974     $976,896      $1,709,068   $2,187,092     $65,425
                         ========     ========      ==========   ==========     =======
NET ASSETS:
Contracts in
 accumulation . . . .    $355,974     $976,896      $1,709,068   $2,187,092     $65,425
                         --------     --------      ----------   ----------     -------
Total net assets. . .    $355,974     $976,896      $1,709,068   $2,187,092     $65,425
                         ========     ========      ==========   ==========     =======
Units outstanding . .      20,540       51,069          65,766       84,348       6,449
                         ========     ========      ==========   ==========     =======
Unit value (in
 accumulation). . . .    $  17.33     $  19.13      $    25.99   $    25.93     $ 10.14
                         ========     ========      ==========   ==========     =======

                                                                     JANUS ASPEN   JANUS ASPEN
                        FIDELITY VIP  FIDELITY VIP  FIDELITY VIP II    GLOBAL       WORLDWIDE
                         CONTRAFUND      GROWTH        OVERSEAS      TECHNOLOGY      GROWTH
                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                        ------------  ------------  ---------------  -----------  -------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .    $       --    $       --      $     --      $       --    $       --
 Outside Trust, at
  value . . . . . . .     4,502,077     2,837,328       471,363       1,038,354     1,073,913
Policy loans and
 accrued interest . .            --            --            --              --            --
                         ----------    ----------      --------      ----------    ----------
Total Assets. . . . .    $4,502,077    $2,837,328      $471,363      $1,038,354    $1,073,913
                         ==========    ==========      ========      ==========    ==========
NET ASSETS:
Contracts in
 accumulation . . . .    $4,502,077    $2,837,328      $471,363      $1,038,354    $1,073,913
                         ----------    ----------      --------      ----------    ----------
Total net assets. . .    $4,502,077    $2,837,328      $471,363      $1,038,354    $1,073,913
                         ==========    ==========      ========      ==========    ==========
Units outstanding . .       139,721        43,073        17,061         282,694       180,812
                         ==========    ==========      ========      ==========    ==========
Unit value (in
 accumulation). . . .    $    32.22    $    65.87      $  27.63      $     3.67    $     5.94
                         ==========    ==========      ========      ==========    ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                            MFS NEW       MFS INVESTORS  MFS RESEARCH  PROFUND VP    PROFUND VP
                        DISCOVERY SERIES  GROWTH STOCK      SERIES        BULL      MONEY MARKET
                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                        ----------------  -------------  ------------  ----------  --------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .      $       --       $     --       $     --     $    --       $    --
 Outside Trust, at
  value . . . . . . .       1,086,165        677,993        350,532      91,661        38,289
Policy loans and
 accrued interest . .              --             --             --          --            --
                           ----------       --------       --------     -------       -------
Total Assets. . . . .      $1,086,165       $677,993       $350,532     $91,661       $38,289
                           ==========       ========       ========     =======       =======
NET ASSETS:
Contracts in
 accumulation . . . .      $1,086,165       $677,993       $350,532     $91,661       $38,289
                           ----------       --------       --------     -------       -------
Total net assets. . .      $1,086,165       $677,993       $350,532     $91,661       $38,289
                           ==========       ========       ========     =======       =======
Units outstanding . .          72,051         76,318         19,956       7,477         3,822
                           ==========       ========       ========     =======       =======
Unit value (in
 accumulation). . . .      $    15.07       $   8.88       $  17.57     $ 12.26       $ 10.02
                           ==========       ========       ========     =======       =======

                         PROFUND VP      PROFUND VP      PROFUND VP        PROFUND VP      PROFUND VP
                        MID-CAP VALUE  MID-CAP GROWTH  SMALL-CAP VALUE  SMALL-CAP GROWTH   EUROPE 30
                         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                        -------------  --------------  ---------------  ----------------  ------------
ASSETS
Investments in shares
 of portfolios of:
 John Hancock Variable
  Series Trust I, at
  value . . . . . . .      $    --         $   --          $   --            $   --         $    --
 Outside Trust, at
  value . . . . . . .       12,030          1,084           8,389             1,177          13,671
Policy loans and
 accrued interest . .           --             --              --                --              --
                           -------         ------          ------            ------         -------
Total Assets. . . . .      $12,030         $1,084          $8,389            $1,177         $13,671
                           =======         ======          ======            ======         =======
NET ASSETS:
Contracts in
 accumulation . . . .      $12,030         $1,084          $8,389            $1,177         $13,671
                           -------         ------          ------            ------         -------
Total net assets. . .      $12,030         $1,084          $8,389            $1,177         $13,671
                           =======         ======          ======            ======         =======
Units outstanding . .          886             87             626                89             991
                           =======         ======          ======            ======         =======
Unit value (in
 accumulation). . . .      $ 13.58         $12.46          $13.40            $13.22         $ 13.80
                           =======         ======          ======            ======         =======

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                                  PROFUND VP       PROFUND VP       PROFUND VP
                               BASIC MATERIALS   PRECIOUS METALS   SEMICONDUCTOR
                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                               ----------------  ---------------  ---------------
ASSETS
Investments in shares of
 portfolios of:
 John Hancock Variable
  Series Trust I, at value          $   --           $   --           $   --
 Outside Trust, at value . .         1,196            1,066            1,207
Policy loans and accrued
 interest. . . . . . . . . .            --               --               --
                                    ------           ------           ------
Total Assets . . . . . . . .        $1,196           $1,066           $1,207
                                    ======           ======           ======
NET ASSETS:
Contracts in accumulation. .        $1,196           $1,066           $1,207
                                    ------           ------           ------
Total net assets . . . . . .        $1,196           $1,066           $1,207
                                    ======           ======           ======
Units outstanding. . . . . .            88               66               73
                                    ======           ======           ======
Unit value (in
 accumulation) . . . . . . .        $13.59           $16.15           $16.53
                                    ======           ======           ======

                                      PROFUND VP  PROFUND VP U.S.
                                      TECHNOLOGY  GOVERNMENT PLUS   CSI EQUITY
                                      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                      ----------  ---------------  ------------
ASSETS
Investments in shares of portfolios
 of:
 John Hancock Variable Series Trust
  I, at value . . . . . . . . . . .     $   --        $   --        $       --
 Outside Trust, at value. . . . . .      1,192         5,469         6,959,931
Policy loans and accrued interest .         --            --                --
                                        ------        ------        ----------
Total Assets. . . . . . . . . . . .     $1,192        $5,469        $6,959,931
                                        ======        ======        ==========
NET ASSETS:
Contracts in accumulation . . . . .     $1,192        $5,469        $6,959,931
                                        ------        ------        ----------
Total net assets. . . . . . . . . .     $1,192        $5,469        $6,959,931
                                        ======        ======        ==========
Units outstanding . . . . . . . . .         84           534           559,849
                                        ======        ======        ==========
Unit value (in accumulation). . . .     $14.19        $10.24        $    12.43
                                        ======        ======        ==========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U


                            STATEMENT OF OPERATIONS


                               DECEMBER 31, 2003

                                                                     EMERGING
                            LARGE CAP    FUNDAMENTAL    ACTIVE       MARKETS     FINANCIAL
                             GROWTH        GROWTH        BOND         EQUITY     INDUSTRIES
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                           ------------  -----------  ------------  ----------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .  $   461,610    $     --    $11,699,940   $   48,453    $ 12,463
Interest on policy
 loans. . . . . . . . . .    1,416,356          --      4,726,115           --          --
                           -----------    --------    -----------   ----------    --------
Total Investment
  Income. . . . . . . . .    1,877,966          --     16,426,055       48,453      12,463
Expenses:
 Mortality & expense
  risk. . . . . . . . . .      588,989          --      1,158,464        9,971          --
                           -----------    --------    -----------   ----------    --------
Net investment income
 (loss) . . . . . . . . .    1,288,977          --     15,267,591       38,482      12,463
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .  (4,461,753)    (22,626)      (305,183)     510,738       4,076
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .      136,422      46,152      6,540,896      142,266       1,987
                           -----------    --------    -----------   ----------    --------
Realized gains
 (losses) . . . . . . . .   (4,325,331)     23,526      6,235,713      653,004      12,425
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .   24,665,435     105,775     (1,230,027)     548,679     165,049
                           -----------    --------    -----------   ----------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .  $21,629,081    $129,301    $20,273,277   $1,240,165    $183,575
                           ===========    ========    ===========   ==========    ========

                           INTERNATIONAL   SMALL CAP      HEALTH     OVERSEAS     EARNINGS
                           EQUITY INDEX     GROWTH       SCIENCES     EQUITY       GROWTH
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                           -------------  ------------  ----------  ----------  --------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .    $  475,658    $        --   $  3,409     $ 84,728    $    11,171
Interest on policy
 loans. . . . . . . . . .      197,194             --         --           --             --
                            ----------    -----------   --------     --------    -----------
Total Investment
  Income. . . . . . . . .      672,852             --      3,409       84,728         11,171
Expenses:
 Mortality & expense
  risk. . . . . . . . . .      110,656         57,713         --        6,679         75,790
                            ----------    -----------   --------     --------    -----------
Net investment income
 (loss) . . . . . . . . .      562,196        (57,713)     3,409       78,049        (64,619)
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .      476,171     (1,585,870)   (22,258)      76,890     (3,713,118)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .      147,634        200,835     33,947       56,889        314,418
                            ----------    -----------   --------     --------    -----------
Realized gains
 (losses) . . . . . . . .      623,805     (1,385,035)    11,689      133,779     (3,398,700)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .    5,800,986      4,517,213    291,202      450,614      7,188,457
                            ----------    -----------   --------     --------    -----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .   $6,986,987    $ 3,074,465   $306,300     $662,442    $ 3,725,138
                            ==========    ===========   ========     ========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                             MID CAP VALUE
                              SUBACCOUNT
                              PERIOD FROM      LARGE CAP    LARGE CAP   FUNDAMENTAL     MONEY
                           MAY 1, 2003(*) TO     VALUE      VALUE CORE     VALUE        MARKET
                           DECEMBER 31, 2003  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                           -----------------  ------------  ----------  -----------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .       $   576       $   434,741   $  8,063    $  114,751    $  847,070
Interest on policy
 loans. . . . . . . . . .            --                --         --            --     1,075,350
                                -------       -----------   --------    ----------    ----------
Total Investment
  Income. . . . . . . . .           576           434,741      8,063       114,751     1,922,420
Expenses:
 Mortality & expense
  risk. . . . . . . . . .            --            80,484         --        36,574       455,167
                                -------       -----------   --------    ----------    ----------
Net investment income
 (loss) . . . . . . . . .           576           354,257      8,063        78,177     1,467,253
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .         3,657        (1,143,063)    (6,554)     (418,007)           --
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .        11,286           379,861     26,734         9,487            --
                                -------       -----------   --------    ----------    ----------
Realized gains
 (losses) . . . . . . . .        14,943          (763,202)    20,180      (408,520)           --
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .        27,539         5,775,241    131,322     2,413,843            --
                                -------       -----------   --------    ----------    ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .       $43,058       $ 5,366,296   $159,565    $2,083,500    $1,467,253
                                =======       ===========   ========    ==========    ==========

                            SMALL/MID      BOND     LARGE CAP   SMALL/MID    SMALL CAP
                           CAP GROWTH     INDEX      GROWTH B    CAP CORE      VALUE
                           SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
                           -----------  ----------  ----------  ----------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .  $       --   $ 433,786   $     --    $   18,401   $   29,396
Interest on policy
 loans. . . . . . . . . .          --          --         --            --           --
                           ----------   ---------   --------    ----------   ----------
Total Investment
  Income. . . . . . . . .          --     433,786         --        18,401       29,396
Expenses:
 Mortality & expense
  risk. . . . . . . . . .      77,866      16,708         --        11,171           --
                           ----------   ---------   --------    ----------   ----------
Net investment income
 (loss) . . . . . . . . .     (77,866)    417,078         --         7,230       29,396
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .      81,339      28,152    (25,792)      441,026       55,534
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .   1,331,114      44,420    101,420       512,976      219,304
                           ----------   ---------   --------    ----------   ----------
Realized gains
 (losses) . . . . . . . .   1,412,453      72,572     75,628       954,002      274,838
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .   4,743,942    (193,118)    94,366       656,474    1,095,836
                           ----------   ---------   --------    ----------   ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .  $6,078,529   $ 296,532   $169,994    $1,617,706   $1,400,070
                           ==========   =========   ========    ==========   ==========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                                                                        TOTAL RETURN
                                                                       BOND SUBACCOUNT
                           REAL ESTATE     GROWTH &                      PERIOD FROM      SHORT-TERM
                              EQUITY        INCOME        MANAGED     MAY 1, 2003(*) TO      BOND
                            SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    DECEMBER 31, 2003   SUBACCOUNT
                           ------------  -------------  ------------  -----------------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .   $1,086,070   $  5,960,914   $11,009,492       $ 5,316         $ 250,206
Interest on policy
 loans. . . . . . . . . .      219,945     12,843,764     5,762,699            --                --
                            ----------   ------------   -----------       -------         ---------
Total Investment
  Income. . . . . . . . .    1,306,015     18,804,678    16,772,191         5,316           250,206
Expenses:
 Mortality & expense
  risk. . . . . . . . . .      129,423      2,803,129     2,236,783            --            16,495
                            ----------   ------------   -----------       -------         ---------
Net investment income
 (loss) . . . . . . . . .    1,176,592     16,001,549    14,535,408         5,316           233,711
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .      225,853    (10,950,990)     (941,346)       (7,575)           34,408
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .      778,457      3,200,246     1,524,245         1,711                --
                            ----------   ------------   -----------       -------         ---------
Realized gains
 (losses) . . . . . . . .    1,004,310     (7,750,744)      582,899        (5,864)           34,408
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .    5,215,998    135,654,414    47,377,581        (3,714)         (107,876)
                            ----------   ------------   -----------       -------         ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .   $7,396,900   $143,905,219   $62,495,888       $(4,262)        $ 160,243
                            ==========   ============   ===========       =======         =========


                              SMALL CAP     INTERNATIONAL    EQUITY      HIGH YIELD     GLOBAL
                           EMERGING GROWTH  OPPORTUNITIES     INDEX         BOND         BOND
                             SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                           ---------------  -------------  ------------  ----------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .    $    6,139      $   84,663    $   968,448    $251,750    $293,619
Interest on policy
 loans. . . . . . . . . .            --              --             --          --          --
                             ----------      ----------    -----------    --------    --------
Total Investment
  Income. . . . . . . . .         6,139          84,663        968,448     251,750     293,619
Expenses:
 Mortality & expense
  risk. . . . . . . . . .        25,830          24,606        133,260      10,516      21,363
                             ----------      ----------    -----------    --------    --------
Net investment income
 (loss) . . . . . . . . .       (19,691)         60,057        835,188     241,234     272,256
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .        (8,254)        720,819     (2,687,332)     96,959     445,507
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .     1,020,014              --        222,780      11,931     102,380
                             ----------      ----------    -----------    --------    --------
Realized gains
 (losses) . . . . . . . .     1,011,760         720,819     (2,464,552)    108,890     547,887
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .     1,396,769         875,996     11,296,646     236,102     (61,850)
                             ----------      ----------    -----------    --------    --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .    $2,388,838      $1,656,872    $ 9,667,282    $586,226    $758,293
                             ==========      ==========    ===========    ========    ========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                             TURNER       BRANDES       FRONTIER     AIM V.I.     AIM V.I.
                              CORE     INTERNATIONAL    CAPITAL      PREMIER       CAPITAL
                             GROWTH       EQUITY      APPRECIATION    EQUITY     DEVELOPMENT
                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                           ----------  -------------  ------------  ----------  -------------
Investment Income:
Distributions received
 from the net investment
 income of the portfolio
 underlying . . . . . . .  $    694      $  8,951      $     --     $  6,020      $    --
Interest on policy
 loans. . . . . . . . . .        --            --            --           --           --
                           --------      --------      --------     --------      -------
Total Investment
  Income. . . . . . . . .       694         8,951             -        6,020           --
Expenses:
 Mortality & expense
  risk. . . . . . . . . .     1,560         4,688         5,975           --           --
                           --------      --------      --------     --------      -------
Net investment income
 (loss) . . . . . . . . .      (866)        4,263        (5,975)       6,020           --
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .   (89,201)      (26,588)      (62,282)     (61,203)        (654)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .        --            --            --           --           --
                           --------      --------      --------     --------      -------
Realized gains
 (losses) . . . . . . . .   (89,201)      (26,588)      (62,282)     (61,203)        (654)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .   166,029       346,661       651,909      467,267       10,113
                           --------      --------      --------     --------      -------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .  $ 75,962      $324,336      $583,652     $412,084      $ 9,459
                           ========      ========      ========     ========      =======

                                                                        JANUS ASPEN   JANUS ASPEN
                           FIDELITY VIP  FIDELITY VIP  FIDELITY VIP II    GLOBAL       WORLDWIDE
                            CONTRAFUND      GROWTH        OVERSEAS      TECHNOLOGY      GROWTH
                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                           ------------  ------------  ---------------  -----------  -------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . .   $  3,816      $  8,727         $   617       $     --      $  7,429
Interest on policy
 loans. . . . . . . . . .         --            --              --             --            --
                            --------      --------         -------       --------      --------
Total Investment
  Income. . . . . . . . .      3,816         8,727             617             --         7,429
Expenses:
 Mortality & expense
  risk. . . . . . . . . .         --            --              --             --            --
                            --------      --------         -------       --------      --------
Net investment income
 (loss) . . . . . . . . .      3,816         8,727             617             --         7,429
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .    (42,287)         (102)          7,421        (45,727)      (40,826)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .         --            --              --             --            --
                            --------      --------         -------       --------      --------
Realized gains
 (losses) . . . . . . . .    (42,287)         (102)          7,421        (45,727)      (40,826)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .    682,282       845,563          83,768        317,794       236,710
                            --------      --------         -------       --------      --------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .   $643,811      $854,188         $91,806       $272,067      $203,313
                            ========      ========         =======       ========      ========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                                                                                                                 PROFUND VP
                                               MFS           MFS          MFS         PROFUND VP BULL           MONEY MARKET
                                          NEW DISCOVERY   INVESTORS     RESEARCH     SUBACCOUNT PERIOD        SUBACCOUNT PERIOD
                                             SERIES      GROWTH STOCK    SERIES    FROM MAY 30, 2003 (*)   FROM APRIL 28, 2003 (*)
                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT  TO DECEMBER 31, 2003     TO DECEMBER 31, 2003
                                          -------------  ------------  ----------  ---------------------  -------------------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
 portfolio. . . . . . . . . . . . . . .     $     --      $     --     $  1,631           $   --                     $18
Interest on policy loans. . . . . . . .           --            --           --               --                      --
                                            --------      --------     --------           ------                     ---
Total Investment  Income. . . . . . . .           --            --        1,631               --                      18
Expenses:
 Mortality & expense risk . . . . . . .           --            --           --               --                      --
                                            --------      --------     --------           ------                     ---
Net investment income (loss). . . . . .           --            --        1,631               --                      18
Realized gain (loss) on investments:
 Realized gains (losses) on sale of
  portfolio shares. . . . . . . . . . .      (49,298)      (10,651)     (11,452)           3,347                      --
 Distributions received from realized
  capital gains of the underlying
  portfolio . . . . . . . . . . . . . .           --            --           --               --                      --
                                            --------      --------     --------           ------                     ---
Realized gains (losses) . . . . . . . .      (49,298)      (10,651)     (11,452)           3,347                      --
Change in unrealized appreciation
 (depreciation) during the year . . . .      310,915       104,064       70,534            5,355                      --
                                            --------      --------     --------           ------                     ---
Net increase (decrease) in net assets
 resulting from operations. . . . . . .     $261,617      $ 93,413     $ 60,713           $8,702                     $18
                                            ========      ========     ========           ======                     ===

                                                   PROFUND VP      PROFUND VP      PROFUND VP        PROFUND VP       PROFUND VP
                                                  MID-CAP VALUE  MID-CAP GROWTH  SMALL-CAP VALUE  SMALL-CAP GROWTH     EUROPE 30
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                   PERIOD FROM    PERIOD FROM      PERIOD FROM      PERIOD FROM       PERIOD FROM
                                                  OCTOBER 17,     NOVEMBER 25,     OCTOBER 21,     NOVEMBER 25,       OCTOBER 17,
                                                   2003 (*) TO    2003 (*) TO      2003 (*) TO      2003 (*) TO       2003 (*) TO
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                                      2003            2003            2003              2003             2003
                                                  -------------  --------------  ---------------  ----------------  ---------------
Investment Income:
Distributions received from the net investment
 income of the underlying portfolio . . . . . .      $   --          $   --          $   --            $   --             $  14
Interest on policy loans. . . . . . . . . . . .          --              --              --                --                --
                                                     ------          ------          ------            ------             -----
Total Investment Income . . . . . . . . . . . .         --               --              --                --                14
Expenses:
 Mortality & expense risk . . . . . . . . . . .          --              --              --                --                --
                                                     ------          ------          ------            ------             -----
Net investment income (loss). . . . . . . . . .          --              --              --                --                14
Realized gain (loss) on investments:
 Realized gains (losses) on sale of portfolio
  shares. . . . . . . . . . . . . . . . . . . .         126              --              56                --              (550)
 Distributions received from realized capital
  gains of the underlying portfolio . . . . . .          --               3              --                --                --
                                                     ------          ------          ------            ------             -----
Realized gains (losses) . . . . . . . . . . . .         126               3              56                --              (550)
Change in unrealized appreciation (depreciation)
 during the year. . . . . . . . . . . . . . . .         280               6             244                19               694
                                                     ------          ------          ------            ------             -----
Net increase (decrease) in net assets resulting
 from operations. . . . . . . . . . . . . . . .      $  406          $    9          $  300            $   19             $ 158
                                                     ======          ======          ======            ======             =====

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

                                 PROFUND VP              PROFUND VP               PROFUND VP
                              BASIC MATERIALS         PRECIOUS METALS            SEMICONDUCTOR
                           SUBACCOUNT PERIOD FROM  SUBACCOUNT PERIOD FROM   SUBACCOUNT PERIOD FROM
                           DECEMBER 16, 2003 (*)   NOVEMBER 25, 2003 (*)    NOVEMBER 25, 2003 (*)
                            TO DECEMBER 31, 2003    TO DECEMBER 31, 2003     TO DECEMBER 31, 2003
                           ----------------------  ----------------------  -------------------------
Investment Income:
Distributions received
 from the net investment
 income of the underlying
  portfolio . . . . . . .           $ 1                     $--                      $ --
Interest on policy
 loans. . . . . . . . . .            --                      --                        --
                                    ---                     ---                      ----
Total Investment
  Income. . . . . . . . .             1                      --                        --
Expenses:
 Mortality & expense
  risk. . . . . . . . . .            --                      --                        --
                                    ---                     ---                      ----
Net investment income
 (loss) . . . . . . . . .             1                      --                        --
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .            --                       4                        (1)
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .            --                      --                        --
                                    ---                     ---                      ----
Realized gains
 (losses) . . . . . . . .            --                       4                        (1)
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .            50                      58                       (39)
                                    ---                     ---                      ----
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .           $51                     $62                      $(40)
                                    ===                     ===                      ====

                                 PROFUND VP           PROFUND VP U.S.
                                 TECHNOLOGY           GOVERNMENT PLUS
                           SUBACCOUNT PERIOD FROM  SUBACCOUNT PERIOD FROM      CSI
                            OCTOBER 17, 2003 (*)    DECEMBER 12, 2003 (*)     EQUITY
                            TO DECEMBER 31, 2003    TO DECEMBER 31, 2003    SUBACCOUNT
                           ----------------------  ----------------------  ------------
Investment Income:
Distributions received
 from the net investment
 income of the Underlying
 portfolio. . . . . . . .           $ --                   $  13            $    9,846
                                    ----                   -----            ----------
Interest on policy
 loans. . . . . . . . . .             --                      --                    --
Total Investment
  Income. . . . . . . . .             --                      13                 9,846
Expenses:
 Mortality & expense
  risk. . . . . . . . . .             --                      --                    --
                                    ----                   -----            ----------
Net investment income
 (loss) . . . . . . . . .             --                      13                 9,846
Realized gain (loss)
 on investments:
 Realized gains
  (losses) on sale of
  portfolio shares. . . .            112                      (1)               42,677
 Distributions
  received from
  realized capital
  gains of the
  underlying portfolio. .             --                     545                28,418
                                    ----                   -----            ----------
Realized gains
 (losses) . . . . . . . .            112                     544                71,095
Change in unrealized
 appreciation
 (depreciation)
 during the year. . . . .             24                    (509)              967,129
                                    ----                   -----            ----------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .           $136                   $  48            $1,048,070
                                    ====                   =====            ==========



(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U


                       STATEMENT OF CHANGES IN NET ASSETS


                        FOR THE YEARS ENDED DECEMBER 31,

                                   LARGE CAP GROWTH          FUNDAMENTAL GROWTH
                                      SUBACCOUNT                 SUBACCOUNT
                              ---------------------------   ----------------------
                                  2003           2002          2003        2002
                              -------------  ------------   ----------  ----------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . .    $  1,288,977   $  1,260,418   $      --    $      --
 Realized gains
  (losses) . . . . . . . .      (4,325,331)    (3,483,575)     23,526      (46,571)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . .      24,665,435    (27,948,617)    105,775      (73,130)
                              ------------   ------------   ---------    ---------
Net increase (decrease)
 in net assets
 resulting from
 operations. . . . . . . .      21,629,081    (30,171,774)    129,301     (119,701)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to
  policy loans . . . . . .      19,880,069     23,452,413     268,029      468,493
 Transfers to
  policyholders for
  benefits,
  terminations
  and policy loans . . . .     (19,740,802)   (24,075,886)   (196,775)    (294,882)
                              ------------   ------------   ---------    ---------
 Net change in policy
  loans. . . . . . . . . .        (340,277)    (1,896,490)         --           --
                              ------------   ------------   ---------    ---------
Net increase (decrease)
 in net assets
 resulting from
 policy transactions . . .        (201,010)    (2,519,963)     71,254      173,611
                              ------------   ------------   ---------    ---------
Total increase
 (decrease) in net
 assets. . . . . . . . . .      21,428,071    (32,691,737)    200,555       53,910
Net assets at the
 beginning of the year . .     102,102,921    134,794,658     356,004      302,094
                              ------------   ------------   ---------    ---------
Net assets at the end
 of the year . . . . . . .    $123,530,992   $102,102,921   $ 556,559    $ 356,004
                              ------------   ------------   ---------    ---------

                                     ACTIVE BOND             EMERGING MARKETS EQUITY
                                     SUBACCOUNT                    SUBACCOUNT
                             ---------------------------   ----------------------------
                                 2003           2002           2003            2002
                             -------------  ------------   ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . .    $ 15,267,591   $ 17,538,416   $     38,482    $     (3,661)
 Realized gains
  (losses). . . . . . . .       6,235,713       (668,042)       653,004            (970)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . .      (1,230,027)     4,585,994        548,679        (116,112)
                             ------------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .      20,273,277     21,456,368      1,240,165        (120,743)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to
  policy loans. . . . . .      35,341,716     31,479,404     12,516,131      12,650,655
 Transfers to
  policyholders for
  benefits,
  terminations
  and policy loans. . . .     (47,946,023)   (40,613,566)   (11,607,608)    (12,034,289)
 Net change in policy
  loans . . . . . . . . .        (982,010)     2,570,684             --              --
                             ------------   ------------   ------------    ------------
Net increase
 (decrease) in net
 assets resulting from
 policy transactions. . .     (13,586,317)    (6,563,478)       908,523         616,366
                             ------------   ------------   ------------    ------------
Total increase
 (decrease) in net
 assets . . . . . . . . .       6,686,960     14,892,890      2,148,688         495,623
Net assets at the
 beginning of the year. .     326,285,912    311,393,022      1,942,425       1,446,802
                             ------------   ------------   ------------    ------------
Net assets at the end
 of the year. . . . . . .    $332,972,872   $326,285,912   $  4,091,113    $  1,942,425
                             ============   ============   ============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                              FINANCIAL INDUSTRIES   INTERNATIONAL EQUITY INDEX
                                   SUBACCOUNT                SUBACCOUNT
                             ---------------------   ----------------------------
                                2003       2002          2003           2002
                             ----------  ---------   ------------  --------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss) . . . . . . . . .   $   12,463  $   5,412   $    562,196    $    419,002
 Realized gains
  (losses) . . . . . . . .        6,063    (19,341)       623,805      (3,683,780)
 Change in unrealized
  appreciation
  (depreciation)
  during the year. . . . .      165,049    (70,398)     5,800,986         767,757
                             ----------  ---------   ------------   --------------
Net increase (decrease)
 in net assets
 resulting from
 operations. . . . . . . .      165,495    (84,327)     6,986,987      (2,497,021)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to
  policy loans . . . . . .    1,993,232    659,519     27,366,682      22,382,912
 Transfers to
  policyholders for
  benefits,
  terminations
  and policy loans . . . .    1,558,558   (251,169)   (25,956,425)    (21,870,763)
 Net change in policy
  loans. . . . . . . . . .           --         --        135,953        (107,925)
                             ----------  ---------   ------------    ------------
Net increase (decrease)
 in net assets
 resulting from
 policy transactions . . .      434,674    408,350      1,546,210         404,224
                             ----------  ---------   ------------    ------------
Total increase
 (decrease) in net
 assets. . . . . . . . . .      618,249    324,023      8,533,197      (2,092,797)
Net assets at the
 beginning of the year . .      497,342    173,319     18,509,151      20,601,948
                             ----------  ---------   ------------    ------------
Net assets at the end
 of the year . . . . . . .   $1,115,591  $ 497,342   $ 27,042,348    $ 18,509,151
                             ==========  =========   ============    ============

                            SMALL CAP GROWTH SUBACCOUNT   HEALTH SCIENCES SUBACCOUNT
                            ----------------------------  ---------------------------
                                2003           2002           2003           2002
                            -------------  -------------  -------------  ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . .   $   (57,713)   $   (57,096)    $    3,409      $   1,833
 Realized gains
  (losses). . . . . . . .    (1,385,035)    (3,500,804)        11,689        (14,793)
 Change in unrealized
  appreciation
  (depreciation)
  during the year . . . .     4,517,213       (709,719)       291,202        (83,509)
                            -----------    -----------     ----------      ---------
Net increase
 (decrease) in net
 assets resulting from
 operations . . . . . . .     3,074,465     (4,267,619)       306,300        (96,469)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to
  policy loans. . . . . .    10,632,215     10,054,120      1,261,459        995,504
 Transfers to
  policyholders for
  benefits,
  terminations
  and policy loans. . . .    (9,360,079)    (8,170,444)      (665,845)      (357,671)
 Net change in policy
  loans . . . . . . . . .            --             --             --             --
                            -----------    -----------     ----------      ---------
Net increase
 (decrease) in net
 assets resulting from
 policy transactions. . .     1,272,136      1,883,676        595,614        637,833
                            -----------    -----------     ----------      ---------
Total increase
 (decrease) in net
 assets . . . . . . . . .     4,346,601     (2,383,943)       901,914        541,364
Net assets at the
 beginning of the year. .    10,586,348     12,970,291        753,943        212,579
                            -----------    -----------     ----------      ---------
Net assets at the end
 of the year. . . . . . .   $14,932,949    $10,586,348     $1,655,857      $ 753,943
                            ===========    ===========     ==========      =========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                         OVERSEAS EQUITY              EARNINGS GROWTH
                                            SUBACCOUNT                  SUBACCOUNT
                                     ------------------------   ----------------------------
                                        2003          2002          2003            2002
                                     -----------   ----------   ------------   -------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . . . . .    $    78,049   $   10,238   $    (64,619)   $    (70,941)
 Realized gains (losses). . . . .        133,779      (59,836)    (3,398,700)     (9,747,695)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . . .        450,614      (24,573)     7,188,457       3,601,741
                                     -----------   ----------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . . . . .        662,442      (74,171)     3,725,138      (6,216,895)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to policy loans . . .      3,933,544      977,704     12,841,276      13,325,032
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . . . . .     (3,484,374)    (450,600)   (10,615,276)    (10,599,269)
 Net change in policy
  loans . . . . . . . . . . . . .             --           --             --              --
                                     -----------   ----------   ------------    ------------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . . . . .        449,170      527,104      2,226,000       2,725,763
                                     -----------   ----------   ------------    ------------
Total increase (decrease) in
 net assets . . . . . . . . . . .      1,111,612      452,933      5,951,138      (3,491,132)
Net assets at the beginning
 of the year. . . . . . . . . . .      1,452,664      999,731     14,413,320      17,904,452
                                     -----------   ----------   ------------    ------------
Net assets at the end of the
 year. . . . . . . . . . . .  . .    $ 2,564,276   $1,452,664   $ 20,364,458    $ 14,413,320
                                     ===========   ==========   ============    ============

                                           MID CAP VALUE
                                       SUBACCOUNT PERIOD FROM
                                         MAY 1, 2003(*) TO          LARGE CAP VALUE
                                           DEC. 31, 2003               SUBACCOUNT
                                       ----------------------  ---------------------------
                                                2003               2003            2002
                                       ----------------------  -------------  ------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . . . . . .         $     576         $    354,257    $   505,875
 Realized gains (losses). . . . . .            14,943             (763,202)      (517,347)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . . . .            27,539            5,775,241     (2,804,440)
                                            ---------         ------------    -----------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . . . . . .            43,058            5,366,296     (2,815,912)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to policy loans . . . .           435,854           19,109,819     14,632,583
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . . . . . .          (112,486)         (15,868,400)    (9,278,935)
 Net change in policy loans . . . .                --                   --             --
                                            ---------         ------------    -----------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . . . . . .           323,368            3,241,419      5,353,648
                                            ---------         ------------    -----------
Total increase (decrease) in
 net assets . . . . . . . . . . . .           366,426            8,607,715      2,537,736
Net assets at the
 beginning of the year. . . . . . .                --           19,253,268     16,715,532
                                            ---------         ------------    -----------
Net assets at the end of the
 year . . . . . . . . . . . . . . .         $ 366,426         $ 27,860,983    $19,253,268
                                            =========         ============    ===========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                      LARGE CAP VALUE CORE        FUNDAMENTAL VALUE
                                           SUBACCOUNT                SUBACCOUNT
                                      ----------------------  ---------------------------
                                        2003        2002         2003            2002
                                      ----------  ----------  ------------  -------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss) . . . . . . . . . . . . .     $   8,063   $   4,502   $    78,177    $    59,297
 Realized gains (losses) . . . . .        20,180     (18,489)     (408,520)      (494,204)
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .       131,322     (57,898)    2,413,843     (1,146,562)
                                       ---------   ---------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . .       159,565     (71,885)    2,083,500     (1,581,469)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy
  loans. . . . . . . . . . . . . .       645,816     636,510     7,834,395      7,156,221
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .      (447,998)   (291,133)   (7,231,391)    (5,946,237)
 Net change in policy loans. . . .            --          --            --             --
                                       ---------   ---------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions. . . . . . . . . . .       197,818     345,377       603,004      1,209,984
                                       ---------   ---------   -----------    -----------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .       357,383     273,492     2,686,504       (371,485)
Net assets at the beginning
 of the year . . . . . . . . . . .       452,738     179,246     7,196,883      7,568,368
                                       ---------   ---------   -----------    -----------
Net assets at the end of the
 year. . . . . . . . . . . . . . .     $ 810,121   $ 452,738   $ 9,883,387    $ 7,196,883
                                       =========   =========   ===========    ===========

                                    MONEY MARKET               SMALL/MID CAP GROWTH
                                     SUBACCOUNT                     SUBACCOUNT
                            -----------------------------   ---------------------------
                                2003            2002            2003            2002
                            --------------  -------------   ------------   ------------
Increase (decrease) in
 net assets from
 operations:
 Net investment income
  (loss). . . . . . . . . . $   1,467,253   $   1,883,096   $    (77,866)   $    78,622
 Realized gains (losses). .            --              --      1,412,453     (1,258,976)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . .            --              --      4,743,942     (2,069,214)
                            -------------   -------------   ------------    -----------
Net increase
 (decrease) in net assets
 resulting from
 operations . . . . . . . .     1,467,253       1,883,096      6,078,529     (3,249,568)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to policy
  loans . . . . . . . . . .   186,712,815     217,366,454     12,611,870      8,373,557
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . .  (197,094,951)   (206,141,341)   (10,164,509)    (7,258,041)
 Net change in policy
  loans . . . . . . . . . .    (1,378,129)      1,020,525             --             --
                            -------------   -------------   ------------    -----------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . .   (11,760,265)     12,245,638      2,447,361      1,115,516
                            -------------   -------------   ------------    -----------
Total increase (decrease)
 in net assets. . . . . . .   (10,293,012)     14,128,734      8,525,890     (2,134,052)
Net assets at the
 beginning of the year. . .   109,795,576      95,666,842     12,153,878     14,287,930
                            -------------   -------------   ------------    -----------
Net assets at the end
 of the year. . . . . . . . $  99,502,564   $ 109,795,576   $ 20,679,768    $12,153,878
                            =============   =============   ============    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                      BOND INDEX            LARGE CAP GROWTH B
                                      SUBACCOUNT                SUBACCOUNT
                              --------------------------   ----------------------
                                  2003          2002         2003          2002
                              -------------  -----------   ---------   ----------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . . . $    417,078   $   292,150   $      --    $      --
 Realized gains (losses). . .       72,572        73,316      75,628      (15,625)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . .     (193,118)      165,447      94,366      (74,021)
                              ------------   -----------   ---------    ---------
Net increase (decrease) in
  net assets resulting from
  operations. . . . . . . . .      296,532       530,913     169,994      (89,646)
Policy transactions:
 Net premiums from
  policyholders and transfers
  to policy loans . . . . . .   18,094,631     9,927,603     696,583      480,370
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . . .  (15,466,079)   (6,534,060)   (434,414)    (218,969)
 Net change in policy
  loans . . . . . . . . . . .           --            --          --           --
                              ------------   -----------   ---------    ---------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . . .    2,628,552     3,393,543     262,169      261,401
                              ------------   -----------   ---------    ---------
Total increase (decrease) in
 net assets . . . . . . . . .    2,925,084     3,924,456     432,163      171,755
Net assets at the beginning
 of the year. . . . . . . . .    7,285,835     3,361,379     341,428      169,673
                              ------------   -----------   ---------    ---------
Net assets at the end of the
 year . . . . . . . . . . . . $ 10,210,919   $ 7,285,835   $ 773,591    $ 341,428
                              ============   ===========   =========    =========

                              SMALL/MID CAP CORE            SMALL CAP VALUE
                                  SUBACCOUNT                  SUBACCOUNT
                           -------------------------   --------------------------
                              2003          2002          2003            2002
                           ------------  -----------   -----------   ------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . . $     7,230   $     5,195   $    29,396    $    76,591
 Realized gains (losses). .     954,002      (143,875)      274,838          2,272
 Change in unrealized
  appreciation
  (depreciation) during
  the year. . . . . . . . .     656,474      (260,503)    1,095,836       (336,861)

                            -----------   -----------   -----------    -----------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . .   1,617,706      (399,183)    1,400,070       (257,998)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to policy
  loans . . . . . . . . . .   9,750,566     8,645,109     6,337,137      3,650,241
 Transfers to policyholders
  for benefits,
  terminations and policy
  loans . . . . . . . . . .  (7,620,402)   (7,051,639)   (4,946,286)    (1,557,818)
 Net change in policy
  loans . . . . . . . . . .          --            --            --             --
                            -----------   -----------   -----------    -----------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . .   2,130,164     1,593,470     1,390,851      2,092,423
                            -----------   -----------   -----------    -----------
Total increase (decrease)
 in net assets. . . . . . .   3,747,870     1,194,287     2,790,921      1,834,425
Net assets at the beginning
 of the year. . . . . . . .   2,480,399     1,286,112     3,077,646      1,243,221
                            -----------   -----------   -----------    -----------
Net assets at the end of
 the year . . . . . . . . . $ 6,228,269   $ 2,480,399   $ 5,868,567    $ 3,077,646
                            ===========   ===========   ===========    ===========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                                   REAL ESTATE EQUITY              GROWTH & INCOME
                                                       SUBACCOUNT                     SUBACCOUNT
                                               ---------------------------   ----------------------------
                                                   2003           2002           2003             2002
                                               -------------  ------------   ------------   -------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss) . . . . . . . .  $  1,176,592   $  1,422,812   $ 16,001,549    $  15,506,271
 Realized gains (losses). . . . . . . . . . .     1,004,310        (87,516)    (7,750,744)      (5,589,186)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . . .     5,215,998     (1,152,012)   135,654,414     (160,401,640)
                                               ------------   ------------   ------------    -------------
Net increase (decrease) in net
 assets resulting from operations . . . . . .     7,396,900        183,284    143,905,219     (150,484,555)
Policy transactions:
 Net premiums from policyholders and
  transfers to policy loans . . . . . . . . .    14,571,726     15,518,881     69,884,681       79,558,957
 Transfers to policyholders for
  benefits, terminations and policy
  loans . . . . . . . . . . . . . . . . . . .   (13,461,858)   (12,833,871)   (99,342,678)    (105,521,402)
 Net change in policy loans . . . . . . . . .       320,582        601,812     (2,646,650)      (8,820,629)
                                               ------------   ------------   ------------    -------------
Net increase (decrease) in net assets
 resulting from policy transactions . . . . .     1,430,450      3,286,822    (32,104,647)     (34,783,074)
                                               ------------   ------------   ------------    -------------
Total increase (decrease) in net assets . . .     8,827,350      3,470,106    111,800,572     (185,267,629)
Net assets at the beginning of the year . . .    22,325,546     18,855,440    741,750,858      927,018,487
                                               ------------   ------------   ------------    -------------
Net assets at the end of the year . . . . . .  $ 31,152,896   $ 22,325,546   $853,551,430    $ 741,750,858
                                               ============   ============   ============    =============

                                                                                 TOTAL RETURN BOND
                                                                                 SUBACCOUNT PERIOD
                                                           MANAGED              FROM MAY 1, 2003(*)
                                                         SUBACCOUNT              TO DEC. 31, 2003
                                                 --------------------------    --------------------
                                                     2003           2002               2003
                                                 -------------  -----------   ---------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . . . . . . . . .  $ 14,535,408   $  9,834,740        $   5,316
 Realized gains (losses). . . . . . . . . . . .       582,899      1,133,382           (5,864)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . . . .    47,377,581    (56,059,985)          (3,714)
                                                 ------------   ------------        ---------
Net increase (decrease) in net assets
 resulting from operations  . . . . . . . . . .    62,495,888    (45,091,863)          (4,262)
Policy transactions:
 Net premiums from policyholders and
  transfers to policy loans . . . . . . . . . .    42,435,222     51,737,120          797,761
 Transfers to policyholders for benefits,
  terminations and policy loans . . . . . . . .   (56,076,950)   (61,520,740)        (371,425)
 Net change in policy loans . . . . . . . . . .    (1,379,452)    (3,542,972)              --
                                                 ------------   ------------        ---------
Net increase (decrease) in net assets
 resulting from policy transactions . . . . . .   (15,021,180)   (13,326,592)         426,336
                                                 ------------   ------------        ---------
Total increase (decrease) in net assets . . . .    47,474,708    (58,418,455)         422,074
Net assets at the beginning of the year . . . .   400,462,931    458,881,386               --
                                                 ------------   ------------        ---------
Net assets at the end of the year . . . . . . .  $447,937,639   $400,462,931        $ 422,074
                                                 ============   ============        =========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                           SHORT-TERM BOND        SMALL CAP EMERGING GROWTH
                                             SUBACCOUNT                  SUBACCOUNT
                                      ------------------------    --------------------------
                                         2003          2002          2003           2002
                                      ------------  ----------    -----------   ------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss) . . . . $   233,711   $   173,465   $   (19,691)   $   (12,168)
 Realized gains (losses). . . . . . .      34,408        31,138     1,011,760       (369,248)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . . . . .    (107,876)       21,049     1,396,769     (1,139,672)
                                      -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . . . . . . .     160,243       225,652     2,388,838     (1,521,088)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans . . .   7,977,663     5,440,787     8,339,211      7,880,585
 Transfers to policyholders for
  benefits, terminations and
  policy loans. . . . . . . . . . . .  (6,555,906)   (3,485,770)   (7,494,732)    (6,011,200)
 Net change in policy loans . . . . .          --            --            --             --
                                      -----------   -----------   -----------    -----------
Net increase (decrease) in net
 assets resulting from policy
 transactions . . . . . . . . . . . .   1,421,757     1,955,017       844,479      1,869,385
                                      -----------   -----------   -----------    -----------
Total increase (decrease) in net
 assets . . . . . . . . . . . . . . .   1,582,000     2,180,669     3,233,317        348,297
Net assets at the beginning
 of the year. . . . . . . . . . . . .   5,330,723     3,150,054     4,563,779      4,215,482
                                      -----------   -----------   -----------    -----------
Net assets at the end of the year . . $ 6,912,723   $ 5,330,723   $ 7,797,096    $ 4,563,779
                                      ===========   ===========   ===========    ===========

                                             INTERNATIONAL OPPORTUNITIES          EQUITY INDEX
                                                     SUBACCOUNT                    SUBACCOUNT
                                             ----------------------------  ----------------------------
                                                 2003           2002           2003            2002
                                             -------------  -------------  ------------   -------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss). . . . . . .   $     60,057   $      8,320   $    835,188    $    347,273
 Realized gains (losses) . . . . . . . . .        720,819       (519,721)    (2,464,552)     (1,570,811)
 Change in unrealized appreciation
  (depreciation) during the year . . . . .        875,996       (265,923)    11,296,646      (6,970,683)
                                             ------------   ------------   ------------    ------------
Net increase (decrease) in net
 assets resulting from operations. . . . .      1,656,872       (777,324)     9,667,282      (8,194,221)
Policy transactions:
 Net premiums from policyholders and
  transfers to policy loans. . . . . . . .     22,727,591     22,854,555     21,466,605      23,890,364
 Transfers to policyholders for benefits,
  terminations and policy loans. . . . . .    (21,964,779)   (22,371,188)   (15,363,823)    (14,462,451)
 Net change in policy loans  . . . . . . .             --             --             --              --
                                             ------------   ------------   ------------   -------------
Net increase (decrease) in net assets
 resulting from policy transactions. . . .        762,812        483,367      6,102,782       9,427,913
                                             ------------   ------------   ------------   -------------
Total increase (decrease) in net assets. .      2,419,684       (293,957)    15,770,064       1,233,692
Net assets at the beginning of the year. .      4,509,379      4,803,336     31,452,857      30,219,165
                                             ------------   ------------   ------------    ------------
Net assets at the end of the year. . . . .   $  6,929,063   $  4,509,379   $ 47,222,921    $ 31,452,857
                                             ============   ============   ============    ============

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                           HIGH YIELD BOND                GLOBAL BOND
                                             SUBACCOUNT                   SUBACCOUNT
                                     ---------------------------   --------------------------
                                         2003           2002          2003            2002
                                     ------------   ------------   -----------   ------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss). .     $    241,234   $    188,865   $   272,256    $   153,291
 Realized gains (losses) . . . .          108,890       (102,271)      547,887         28,731
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . .          236,102        (86,607)      (61,850)       300,437
                                     ------------   ------------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations . . . . . . . .  . .          586,226            (13)      758,293        482,459
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. .     17,050,331     12,468,074     9,323,695      3,166,059
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .    (15,867,198)   (10,944,125)   (8,005,361)    (1,861,955)
 Net change in policy loans. . . .             --             --            --             --
                                     ------------   ------------   -----------    -----------
Net increase (decrease) in net
 assets resulting from
 policy transactions . . . . . . .      1,183,133      1,523,949     1,318,334      1,304,104
                                     ------------   ------------   -----------    -----------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .      1,769,359      1,523,936     2,076,627      1,786,563
Net assets at the beginning of
 the year. . . . . . . . . . . . .      2,903,381      1,379,445     3,833,234      2,046,671
                                     ------------   ------------   -----------    -----------
Net assets at the end of the
 year. . . . . . . . . . . . . . .   $  4,672,740   $  2,903,381   $ 5,909,861    $ 3,833,234
                                     ============   ============   ===========    ===========

                                           TURNER CORE GROWTH    BRANDES INTERNATIONAL EQUITY
                                               SUBACCOUNT                 SUBACCOUNT
                                           -------------------   -----------------------------
                                             2003       2002         2003             2002
                                           ---------  --------   -----------     -------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss) . . . .      $   (866)  $   (889)    $   4,263        $  28,792
 Realized gains (losses). . . . . . .       (89,201)   (31,689)      (26,588)         (52,147)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . . . . .       166,029    (53,031)      346,661         (102,502)
                                           --------   --------     ---------        ---------
Net increase (decrease)
 in net assets resulting from
 operations . . . . . . . . . . . . .        75,962    (85,609)      324,336         (125,857)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans . . .        98,794    129,700        74,841          306,347
 Transfers to policyholders for
  benefits, terminations and policy
  loans . . . . . . . . . . . . . . .       (67,223)   (54,791)     (113,932)        (145,768)
 Net change in policy loans . . . . .            --         --            --               --
                                           --------   --------     ---------        ---------
Net increase (decrease)
 in net assets resulting from
 policy transactions. . . . . . . . .        31,571     74,909       (39,091)         160,579
                                           --------   --------     ---------        ---------
Total increase (decrease) in net
 assets . . . . . . . . . . . . . . .       107,533    (10,700)      285,245           34,722
Net assets at the beginning of the
 year . . . . . . . . . . . . . . . .       248,441    259,141       691,651          656,929
                                           --------   --------     ---------        ---------
Net assets at the end of the year . .      $355,974   $248,441     $ 976,896        $ 691,651
                                           ========   ========     =========        =========

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                     FRONTIER CAPITAL APPRECIATION    AIM V.I. PREMIER EQUITY
                                               SUBACCOUNT                   SUBACCOUNT
                                     ------------------------------   ------------------------
                                          2003            2002           2003          2002
                                     -------------     ------------   -----------  -----------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss). . .     $   (5,975)      $  (5,008)    $    6,020    $    4,994
 Realized gains (losses) . . . . .        (62,282)       (151,692)       (61,203)      (71,716)
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .        651,909        (147,127)       467,267      (357,636)
                                       ----------       ---------     ----------    ----------
Net increase (decrease) in net
 assets resulting from
 operations  . . . . . . . . . . .        583,652        (303,827)       412,084      (424,358)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. .        390,526         531,616      1,225,067     1,529,258
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .       (216,979)       (207,698)      (704,847)     (903,923)
 Net change in policy loans. . . .             --              --             --            --
                                       ----------       ---------     ----------    ----------
Net increase (decrease) in net
 assets resulting from
 policy transactions . . . . . . .        173,547         323,918        520,220       625,335
                                       ----------       ---------     ----------    ----------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .        757,199          20,091        932,304       200,977
Net assets at the beginning of
 the year. . . . . . . . . . . . .        951,869         931,778      1,254,788     1,053,811
                                       ----------       ---------     ----------    ----------
Net assets at the end of
 the year. . . . . . . . . . . . .     $1,709,068       $ 951,869     $2,187,092    $1,254,788
                                       ==========       =========     ==========    ==========

                                     AIM V.I. CAPITAL DEVELOPMENT     FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                    SUBACCOUNT
                                     -----------------------------   --------------------------
                                                     PERIOD FROM
                                                  JUNE 24, 2002(*)
                                        2003      TO DEC. 31, 2002      2003            2002
                                     -----------  -----------------  ----------    ------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss). . .   $      --        $    --        $     8,727    $     7,823
 Realized gains (losses) . . . . .        (654)          (103)              (102)       (19,415)
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .      10,113           (690)           845,563       (166,387)
                                     ---------        -------        -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . .       9,459           (793)           854,188       (177,979)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. .      93,126         72,699          3,547,205      2,575,159
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .    (101,302)        (7,764)        (2,031,499)    (1,256,593)
 Net change in policy loans. . . .          --             --                 --             --
                                     ---------        -------        -----------    -----------
Net increase (decrease) in net
 assets resulting from
 policy transactions . . . . . . .      (8,176)        64,935          1,515,706      1,318,566
                                     ---------        -------        -----------    -----------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .       1,283         64,142          2,369,894      1,140,587
Net assets at the beginning of
 the year. . . . . . . . . . . . .      64,142             --          2,132,183        991,596
                                     ---------        -------        -----------    -----------
Net assets at the end of the
 year. . . . . . . . . . . . . . .   $  65,425        $64,142        $ 4,502,077    $ 2,132,183
                                     =========        =======        ===========    ===========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                          FIDELITY VIP GROWTH       FIDELITY VIP II OVERSEAS
                                              SUBACCOUNT                   SUBACCOUNT
                                       --------------------------  ------------------------------
                                                                                  PERIOD FROM
                                                                                MAY 28, 2002(*)
                                          2003          2002         2003       TO DEC. 31, 2002
                                       ------------  ------------  ----------  ------------------
Increase (decrease) in net assets
 from operations:
 Net investment income (loss). . . .   $     3,816   $     1,842   $     617       $     --
 Realized gains (losses) . . . . . .       (42,287)     (105,965)      7,421           (595)
 Change in unrealized appreciation
  (depreciation) during the year . .       682,282      (464,001)     83,768         (2,573)
                                       -----------   -----------   ---------       --------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . . .       643,811      (568,124)     91,806         (3,168)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. . .     1,764,180     2,064,147     826,605        146,962
 Transfers to policyholders for
  benefits, terminations
  and policy loans . . . . . . . . .    (1,230,629)   (1,285,185)   (514,645)       (76,197)
 Net change in policy loans. . . . .            --            --          --
                                       -----------   -----------   ---------       --------
Net increase (decrease) in net
 assets resulting from policy
 transactions. . . . . . . . . . . .       533,551       778,962     311,960         70,765
                                       -----------   -----------   ---------       --------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . . .     1,177,362       210,838     403,766         67,597
Net assets at the beginning of
 the year. . . . . . . . . . . . . .     1,659,966     1,449,128      67,597             --
                                       -----------   -----------   ---------       --------
Net assets at the end of
 the year. . . . . . . . . . . . . .   $ 2,837,328   $ 1,659,966   $ 471,363       $ 67,597
                                       ===========   ===========   =========       ========

                                            JANUS ASPEN              JANUS ASPEN
                                         GLOBAL TECHNOLOGY         WORLDWIDE GROWTH
                                             SUBACCOUNT               SUBACCOUNT
                                       -----------------------  -------------------------
                                          2003        2002         2003          2002
                                       -----------  ----------  -----------  ------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss) . . .    $       --   $      --   $    7,429    $   4,234
 Realized gains (losses). . . . . .       (45,727)    (39,025)     (40,826)     (46,285)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . . . .       317,794    (156,346)     236,710     (140,520)
                                       ----------   ---------   ----------    ---------
Net increase (decrease) in
 net assets resulting from
 operations . . . . . . . . . . . .       272,067    (195,371)     203,313     (182,571)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans . .       731,710     613,407      710,550      862,872
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . . . . . .      (386,915)   (286,365)    (543,554)    (453,762)
 Net change in policy loans . . . .            --          --           --           --
                                       ----------   ---------   ----------    ---------
Net increase (decrease) in net
 assets resulting from policy
 transactions . . . . . . . . . . .       344,795     327,042      166,996      409,110
                                       ----------   ---------   ----------    ---------
Total increase (decrease) in net
 assets . . . . . . . . . . . . . .       616,862     131,671      370,309      226,539
Net assets at the beginning of the
 year . . . . . . . . . . . . . . .       421,492     289,821      703,604      477,065
                                       ----------   ---------   ----------    ---------
Net assets at the end of the
 year . . . . . . . . . . . . . . .    $1,038,354   $ 421,492   $1,073,913    $ 703,604
                                       ==========   =========   ==========    =========

(*) Commencement of Operations

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                        FS NEW DISCOVERY SERIES   MFS INVESTORS GROWTH STOCK
                                              SUBACCOUNT                  SUBACCOUNT
                                        ------------------------  -----------------------------
                                          2003          2002          2003            2002
                                        -----------  -----------  -------------  --------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss). . .     $       --    $      --     $      --       $      --
 Realized gains (losses) . . . . .        (49,298)     (18,145)      (10,651)         (9,532)
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .        310,915     (188,684)      104,064         (41,640)
                                       ----------    ---------     ---------       ---------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . .        261,617     (206,829)       93,413         (51,172)
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. .        753,936      793,651       546,183         476,935
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .       (548,212)    (424,212)     (262,190)       (167,923)
 Net change in policy loans. . . .             --           --            --              --
                                       ----------    ---------     ---------       ---------
Net increase (decrease) in net
 assets resulting from
 policy transactions . . . . . . .        205,724      369,439       283,993         309,012
                                       ----------    ---------     ---------       ---------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .        467,341      162,610       377,406         257,840
Net assets at the beginning of
 the year. . . . . . . . . . . . .        618,824      456,214       300,587          42,747
                                       ----------    ---------     ---------       ---------
Net assets at the end of
 the year. . . . . . . . . . . . .     $1,086,165    $ 618,824     $ 677,993       $ 300,587
                                       ==========    =========     =========       =========


                                                                                        PROFUND VP
                                     MFS RESEARCH SERIES       PROFUND VP BULL            MONEY MARKET
                                          SUBACCOUNT          SUBACCOUNT PERIOD        SUBACCOUNT PERIOD
                                     ---------------------  FROM MAY 30, 2003 (*)   FROM APRIL 28, 2003 (*)
                                       2003        2002       TO DEC. 31, 2003          TO DEC. 31, 2003
                                     ----------  ---------  ---------------------  -------------------------
Increase (decrease) in
 net assets from operations:
 Net investment income (loss). . .   $   1,631   $    278        $      --                $        18
 Realized gains (losses) . . . . .     (11,452)    (6,041)           3,347                         --
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . . .      70,534    (25,716)           5,355                         --
                                     ---------   --------        ---------                -----------
Net increase (decrease) in net
 assets resulting from
 operations. . . . . . . . . . . .      60,713    (31,479)           8,702                         18
Policy transactions:
 Net premiums from policyholders
  and transfers to policy loans. .     279,326    219,980          539,276                  1,087,410
 Transfers to policyholders for
  benefits, terminations and
  policy loans . . . . . . . . . .    (167,983)   (95,292)        (456,317)                (1,060,209)
 Net transfers between
  subaccounts. . . . . . . . . . .          --         --               --                     11,070
 Net change in policy loans. . . .          --         --               --                         --
                                     ---------   --------        ---------                -----------
Net increase (decrease) in net
 assets resulting from
 policy transactions . . . . . . .     111,343    124,688           82,959                     38,271
                                     ---------   --------        ---------                -----------
Total increase (decrease) in net
 assets. . . . . . . . . . . . . .     172,056     93,209           91,661                     38,289
Net assets at the beginning of
 the year. . . . . . . . . . . . .     178,476     85,267               --                         --
                                     ---------   --------        ---------                -----------
Net assets at the end of
 the year. . . . . . . . . . . . .   $ 350,532   $178,476        $  91,661                $    38,289
                                     =========   ========        =========                ===========

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,


                                       PROFUND VP               PROFUND VP               PROFUND VP                PROFUND VP
                                      MID-CAP VALUE           MID-CAP GROWTH           SMALL-CAP VALUE          SMALL-CAP GROWTH
                                    SUBACCOUNT PERIOD        SUBACCOUNT PERIOD        SUBACCOUNT PERIOD         SUBACCOUNT PERIOD
                                 FROM OCT. 17, 2003 (*)   FROM NOV. 25, 2003 (*)   FROM OCT. 21, 2003 (*)    FROM NOV. 25, 2003 (*)
                                    TO DEC. 31, 2003         TO DEC. 31, 2003         TO DEC. 31, 2003          TO DEC. 31, 2003
                                 -----------------------  -----------------------  -----------------------  ------------------------
Increase (decrease) in net
 assets from operations:
 Net investment income (loss). .       $      --                 $    --                 $      --                  $    --
 Realized gains (losses) . . . .             126                       3                        56                       --
 Change in unrealized
  appreciation (depreciation)
  during the year. . . . . . . .             280                       6                       244                       19
                                       ---------                 -------                 ---------                  -------
Net increase (decrease) in
 net assets resulting from
 operations. . . . . . . . . . .             406                       9                       300                       19
Policy transactions:
 Net premiums from
  policyholders and transfers
  to policy loans. . . . . . . .         152,998                   2,157                   177,205                    2,337
 Transfers to policyholders
  for benefits,
  terminations and policy
  loans. . . . . . . . . . . . .        (141,379)                 (1,082)                 (169,116)                  (1,179)
 Net transfers between
  subaccounts. . . . . . . . . .               5                      --                        --                       --
 Net change in policy loans. . .              --                      --                        --                       --
                                       ---------                 -------                 ---------                  -------
Net increase (decrease) in
 net assets resulting from
 policy transactions . . . . . .          11,624                   1,075                     8,089                    1,158
                                       ---------                 -------                 ---------                  -------
Total increase (decrease) in
 net assets. . . . . . . . . . .          12,030                   1,084                     8,389                    1,177
Net assets at the beginning
 of the year . . . . . . . . . .              --                      --                        --                       --
                                       ---------                 -------                 ---------                  -------
Net assets at the end of the
 year. . . . . . . . . . . . . .       $  12,030                 $ 1,084                 $   8,389                  $ 1,177
                                       =========                 =======                 =========                  =======

                                      PROFUND VP               PROFUND VP                PROFUND VP               PROFUND VP
                                       EUROPE 30             BASIC MATERIALS          PRECIOUS METALS            SEMICONDUCTOR
                                   SUBACCOUNT PERIOD        SUBACCOUNT PERIOD        SUBACCOUNT PERIOD         SUBACCOUNT PERIOD
                                FROM OCT. 17,  2003 (*)  FROM DEC. 16,  2003 (*)  FROM NOV. 25,  2003 (*)   FROM NOV. 25,  2003 (*)
                                 TO DECEMBER 31, 2003       TO DEC. 31, 2003          TO DEC. 31, 2003         TO DEC. 31 2003,
                                -----------------------  -----------------------  -----------------------   -----------------------
Increase (decrease) in net
 assets from operations:
 Net investment income
  (loss). . . . . . . . . . . .       $      14                  $    1                   $    --                  $    --
 Realized gains (losses). . . .            (550)                     --                         4                       (1)
 Change in unrealized
  appreciation (depreciation)
  during the year . . . . . . .             694                      50                        58                      (39)
                                      ---------                  ------                   -------                  -------
Net increase (decrease) in
 net assets resulting
 from operations. . . . . . . .             158                      51                        62                      (40)
Policy transactions:
 Net premiums from
  policyholders and
  transfers to policy loans. . .        319,865                   1,156                     2,157                    2,337
 Transfers to policyholders
  for benefits, terminations
  and policy loans. . . . . . .        (306,352)                    (11)                   (1,153)                  (1,090)
 Net change in policy loans . .              --                      --                        --                       --
                                      ---------                  ------                   -------                  -------
Net increase (decrease) in
 net assets resulting from
 policy transactions. . . . . .          13,513                   1,145                     1,004                    1,247
                                      ---------                  ------                   -------                  -------
Total increase (decrease) in
 net assets . . . . . . . . . .          13,671                   1,196                     1,066                    1,207
Net assets at the beginning
 of the year. . . . . . . . . .              --                      --                        --                       --
                                      ---------                  ------                   -------                  -------
Net assets at the end of the
 year . . . . . . . . . . . . .       $  13,671                  $1,196                   $ 1,066                  $ 1,207
                                      =========                  ======                   =======                  =======

(*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                                              CSI EQUITY
                                                     PROFUND VP             PROFUND VP U.S.                   SUBACCOUNT
                                                     TECHNOLOGY             GOVERNMENT PLUS      ----------------------------------
                                                 SUBACCOUNT PERIOD         SUBACCOUNT PERIOD                       PERIOD FROM
                                              FROM OCT. 17,  2003 (*)   FROM DEC. 12,  2003 (*)                 SEPT. 16, 2002(*)
                                                  TO DEC. 31, 2003         TO DEC. 31, 2003         2003         TO DEC. 31, 2002
                                              ------------------------  -----------------------  ------------  --------------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss) . . . . . . .          $     --                  $     13          $     9,846       $       --
 Realized gains (losses). . . . . . . . . .               112                       544               71,095             (118)
 Change in unrealized appreciation
  (depreciation) during the year. . . . . .                24                      (509)             967,129          (27,222)
                                                     --------                  --------          -----------       ----------
Net increase (decrease) in net assets
 resulting from operations. . . . . . . . .               136                        48            1,048,070          (27,340)
Policy transactions:
 Net premiums from policyholders and
  transfers to policy loans . . . . . . . .            61,208                    43,561            5,364,281        2,082,815
 Transfers to policyholders for benefits,
  terminations and policy loans . . . . . .           (67,574)                  (38,232)          (1,367,733)        (140,162)
 Net transfers between subaccounts. . . . .             7,422                        92                   --               --
 Net change in policy loans . . . . . . . .                --                        --                   --               --
                                                     --------                  --------          -----------       ----------
Net increase (decrease) in net assets
 resulting from policy transactions . . . .             1,056                     5,421            3,996,548        1,942,653
                                                     --------                  --------          -----------       ----------
Total increase (decrease) in net assets . .             1,192                     5,469            5,044,618        1,915,313
Net assets at the beginning of the year . .                --                        --            1,915,313               --
                                                     --------                  --------          -----------       ----------
Net assets at the end of the year . . . . .          $  1,192                  $  5,469          $ 6,959,931       $1,915,313
                                                     ========                  ========          ===========       ==========

 (*) Commencement of Operations.

See accompanying notes.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U


                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 2003


1. ORGANIZATION

John Hancock Variable Life Account U (the Account) is a separate investment account of John Hancock Variable Life Insurance Company (JHVLICO), a wholly-owned subsidiary of John Hancock Life Insurance Company (John Hancock). The Account was formed to fund variable life insurance policies (Policies) issued by JHVLICO. Currently, the Account funds the Annual Premium Variable Life
(VLI), eVariable Life, Medallion Variable Life, Medallion Variable Life Edge and Medallion Variable Life Plus Policies. The Account is operated as a unit investment trust registered under the Investment Company Act of 1940, as amended, and currently consists of fifty-six sub-accounts. The assets of each sub account are invested exclusively in shares of a corresponding Portfolio of John Hancock Variable Series Trust I (the Trust) or as other Outside Investment Trusts (Outside Trusts). New sub-accounts may be added as new Portfolios are added to the Trust, Declaration Trust or Outside Trusts or as other investment options are developed and made available to policyholders. The fifty-six Portfolios of the Trust which are currently available are the Large Cap Growth, Fundamental Growth, Active Bond, Emerging Markets Equity, Financial Industries, International Equity Index, Small Cap Growth, Health Sciences, Overseas Equity (formerly Global Balanced), Earnings Growth (formerly Multi Cap Growth), Mid Cap Value, Large Cap Value, Large Cap Value CORE, Fundamental Value, Money Market, Small/Mid Cap Growth, Bond Index, Large Cap Growth B (formerly Large Cap Aggressive Growth), Small/Mid Cap CORE, Small Cap Value, Real Estate Equity, Growth & Income, Managed, Total Return Bond, Short-Term Bond, Small Cap Emerging Growth (formerly Small Cap Equity), International Opportunities, Equity Index, High Yield Bond, Global Bond, Turner Core Growth, Brandes International Equity, Frontier Capital Appreciation, AIM V.I. Premier Equity, AIM V.I. Capital Development Series, Fidelity VIP II Contrafund, Fidelity VIP Growth, Fidelity VIP II Overseas Equity, Fidelity VIP Overseas SC2, Fidelity VIP Growth SC2, Janus Aspen Global Technology, Janus Aspen Worldwide Growth, MFS New Discovery Series, MFS Investors Growth Stock Series, MFS Research Series, ProFund VP Bull, ProFund VP Money Market, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Basic Materials, ProFund VP Precious Metals, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP U.S. Government Plus, and CSI Equity Sub-accounts. Each Portfolio has a different investment objective.

The net assets of the Account may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in JHVLICO's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

The assets of the Account are the property of JHVLICO. The portion of the Account's assets applicable to the policies may not be charged with liabilities arising out of any other business JHVLICO may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003


2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

VALUATION OF INVESTMENTS

Investment in shares of the Trust and of the Outside Trusts are valued at the reported net asset values of the respective underlying Portfolios. Investment transactions are recorded on the trade date. Realized gains and losses on sales of respective Portfolio shares are determined on the basis of identified cost. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of JHVLICO, which is taxed as a life insurance company under the Internal Revenue Code. JHVLICO has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the Contracts funded in the Account. Currently, JHVLICO does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

EXPENSES

JHVLICO assumes mortality and expense risks of the variable life insurance policies for which asset charges are deducted at various rates ranging from .50% to .60%, depending on the type of policy, of net assets (excluding policy loans and policies for which no mortality and expense risk is charged) of the Account. Additionally, a monthly charge at varying levels for the cost of extra insurance is deducted from the net assets of the Account.

JHVLICO makes certain deductions for administrative expenses and state premium taxes from premium payments before amounts are transferred to the Account.

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables to/from Portfolios/JHVLICO are due to unsettled contract transactions (net of asset-based charges) and/ or subsequent/preceding purchases/sales of the respective portfolios' shares. The amounts are due to/from either the respective Portfolio and/or John Hancock Variable Life Insurance Company for the benefit of policyholders.

POLICY LOANS

Policy loans represent outstanding loans plus accrued interest. Interest is accrued and compounded daily (net of a charge for policy loan administration determined at an annual rate of .75% of the aggregate amount of policyholder indebtedness in policy years 1-20 and .25% thereafter).

3.  TRANSACTION WITH AFFILIATES

John Hancock acts as the distributor, principal underwriter and investment advisor for the Trust. Certain officers of the Account are officers and directors of JHVLICO or the Trust.

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003


4.  DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Subaccounts of the Trust and of the Outside Trusts at December 31, 2003 were as follows:

SUBACCOUNT                                                                     SHARES OWNED      COST          VALUE
----------                                                                     ------------  ------------  --------------
Large Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7,358,434   $152,731,026   $102,704,045
Fundamental Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        78,031        543,289        556,559
Active Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27,861,457    269,273,041    268,589,862
Emerging Markets Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .       459,449      3,625,707      4,091,113
Financial Industries . . . . . . . . . . . . . . . . . . . . . . . . . . . .        77,647        972,509      1,115,591
International Equity Index . . . . . . . . . . . . . . . . . . . . . . . . .     1,735,202     23,450,059     23,979,482
Small Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,435,455     13,255,867     14,932,949
Health Sciences Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . .       164,364      1,448,629      1,655,857
Overseas Equity. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       246,015      2,246,802      2,564,276
Earnings Growth. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,493,366     19,713,762     20,364,458
Mid Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        27,747        338,887        366,426
Large Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,926,436     24,897,631     27,860,983
Large Cap Value CORE . . . . . . . . . . . . . . . . . . . . . . . . . . . .        83,027        734,626        810,121
Fundamental Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       896,823      8,567,229      9,883,387
Money Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    84,901,075     84,901,074     84,901,074
Small/Mid Cap Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,372,276     17,882,361     20,679,768
Bond Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,007,685     10,241,308     10,210,919
Large Cap Growth B . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       121,665        750,357        773,591
Small/Mid Cap CORE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       567,403      5,765,590      6,228,269
Small Cap Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       354,479      5,028,093      5,868,567
Real Estate Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,707,231     23,773,149     27,688,088
Growth & Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    59,739,686    887,875,971    674,664,570
Managed. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28,510,766    390,378,232    364,837,128
Total Return Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        42,060        425,788        422,074
Short-Term Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       682,073      6,969,343      6,912,723
Small Cap Emerging Growth. . . . . . . . . . . . . . . . . . . . . . . . . .       962,210      7,300,772      7,797,096
International Opportunities. . . . . . . . . . . . . . . . . . . . . . . . .       703,370      6,157,099      6,929,063
Equity Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3,329,267     47,736,784     47,222,921
High Yield Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       728,032      4,525,696      4,672,740
Global Bond. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       493,815      5,760,221      5,909,861
Turner Core Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        26,988        374,102        355,974
Brandes International Equity . . . . . . . . . . . . . . . . . . . . . . . .        67,094        827,730        976,896
Frontier Capital Appreciation. . . . . . . . . . . . . . . . . . . . . . . .        86,667      1,363,397      1,709,068
AIM V.I. Premier Equity. . . . . . . . . . . . . . . . . . . . . . . . . . .       108,111      2,097,440      2,187,092
AIM V.I. Capital Development . . . . . . . . . . . . . . . . . . . . . . . .         5,176         56,002         65,425
Fidelity VIP Contrafund. . . . . . . . . . . . . . . . . . . . . . . . . . .       195,233      3,805,555      4,502,077

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                               SHARES OWNED     COST        VALUE
----------                               ------------  ----------  ------------
Fidelity VIP Growth. . . . . . . . . .      91,764     $2,622,694   $2,837,328
Fidelity VIP II Overseas . . . . . . .      30,352        390,168      471,363
Janus Aspen Global Technology. . . . .     294,151        905,727    1,038,354
Janus Aspen Worldwide Growth . . . . .      41,786      1,003,437    1,073,913
MFS New Discovery Series . . . . . . .      77,806        945,365    1,086,165
MFS Investors Growth Stock . . . . . .      77,841        614,434      677,993
MFS Research Series. . . . . . . . . .      26,257        300,302      350,532
ProFund VP Bull. . . . . . . . . . . .       3,564         86,306       91,661
ProFund VP Money Market. . . . . . . .      38,289         38,289       38,289
ProFund VP Mid-Cap Value . . . . . . .         381         11,750       12,030
ProFund VP Mid-Cap Growth. . . . . . .          36          1,078        1,084
ProFund VP Small-Cap Value . . . . . .         290          8,145        8,389
ProFund VP Small-Cap Growth. . . . . .          38          1,158        1,177
ProFund VP Europe 30 . . . . . . . . .         548         12,977       13,671
ProFund VP Basic Materials . . . . . .          35          1,146        1,196
ProFund VP Precious Metals . . . . . .          26          1,008        1,066
ProFund VP Semiconductor . . . . . . .          41          1,246        1,207
ProFund VP Technology. . . . . . . . .          77          1,168        1,192
ProFund VP U.S. Government Plus. . . .         191          5,978        5,469
CSI Equity . . . . . . . . . . . . . .     563,101      6,020,024    6,959,931

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Subaccounts of the Trust and of the Outside Trusts during 2003 were as follows:

SUBACCOUNT                                            PURCHASES       SALES
----------                                           -----------  -------------
Large Cap Growth . . . . . . . . . . . . . . . . .   $ 9,690,504   $ 8,071,790
Fundamental Growth . . . . . . . . . . . . . . . .       241,178       123,772
Active Bond. . . . . . . . . . . . . . . . . . . .    36,685,688    27,347,168
Emerging Markets Equity. . . . . . . . . . . . . .    11,965,891    10,876,620
Financial Industries . . . . . . . . . . . . . . .     1,143,653       109,732
International Equity Index . . . . . . . . . . . .    25,176,725    23,056,296
Small Cap Growth . . . . . . . . . . . . . . . . .     8,231,111     6,815,854
Health Sciences Fund . . . . . . . . . . . . . . .       805,970       173,001
Overseas Equity. . . . . . . . . . . . . . . . . .     3,622,289     3,038,181
Earnings Growth. . . . . . . . . . . . . . . . . .    10,067,236     7,591,436
Mid Cap Value. . . . . . . . . . . . . . . . . . .       392,877        57,647
Large Cap Value. . . . . . . . . . . . . . . . . .    14,969,736    10,994,200
Large Cap Value CORE . . . . . . . . . . . . . . .       324,473        91,858
Fundamental Value. . . . . . . . . . . . . . . . .     6,744,959     6,054,291

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                                          PURCHASES        SALES
----------                                         ------------  --------------
Money Market . . . . . . . . . . . . . . . . . .   $111,168,443   $120,003,634
Small/Mid Cap Growth . . . . . . . . . . . . . .     10,323,508      6,622,899
Bond Index . . . . . . . . . . . . . . . . . . .     14,265,198     11,175,148
Large Cap Growth B . . . . . . . . . . . . . . .        599,321        235,732
Small/Mid Cap CORE . . . . . . . . . . . . . . .      8,765,413      6,115,044
Small Cap Value. . . . . . . . . . . . . . . . .      2,413,192        773,641
Real Estate Equity . . . . . . . . . . . . . . .     12,330,937      9,273,323
Growth & Income. . . . . . . . . . . . . . . . .     32,361,188     42,252,240
Managed. . . . . . . . . . . . . . . . . . . . .     26,613,514     24,097,785
Total Return Bond. . . . . . . . . . . . . . . .        767,544        334,180
Short-Term Bond. . . . . . . . . . . . . . . . .      5,857,254      4,201,786
Small Cap Emerging Growth. . . . . . . . . . . .      7,366,775      5,521,973
International Opportunities. . . . . . . . . . .     21,723,859     20,900,990
Equity Index . . . . . . . . . . . . . . . . . .     12,667,345      5,506,594
High Yield Bond. . . . . . . . . . . . . . . . .     15,915,807     14,479,509
Global Bond. . . . . . . . . . . . . . . . . . .      8,437,378      6,744,407
Turner Core Growth . . . . . . . . . . . . . . .         99,458         68,752
Brandes International Equity . . . . . . . . . .         70,754        105,582
Frontier Capital Appreciation. . . . . . . . . .        339,113        171,540
AIM V.I. Premier Equity. . . . . . . . . . . . .        728,951        202,711
AIM V.I. Capital Development . . . . . . . . . .         55,587         63,762
Fidelity VIP Contrafund. . . . . . . . . . . . .      1,900,381        375,949
Fidelity VIP Growth. . . . . . . . . . . . . . .        771,010        233,643
Fidelity VIP II Overseas . . . . . . . . . . . .        558,233        245,656
Janus Aspen Global Technology. . . . . . . . . .        443,181         98,388
Janus Aspen Worldwide Growth . . . . . . . . . .        294,696        120,271
MFS New Discovery Series . . . . . . . . . . . .        354,945        149,221
MFS Investors Growth Stock . . . . . . . . . . .        350,306         66,312
MFS Research Series. . . . . . . . . . . . . . .        177,942         64,968
ProFund VP Bull. . . . . . . . . . . . . . . . .        261,273        178,314
ProFund VP Money Market. . . . . . . . . . . . .        478,090        439,801
ProFund VP Mid-Cap Value . . . . . . . . . . . .         22,943         11,319
ProFund VP Mid-Cap Growth. . . . . . . . . . . .          1,098             20
ProFund VP Small-Cap Value . . . . . . . . . . .         23,399         15,310
ProFund VP Small-Cap Growth. . . . . . . . . . .          1,181             23
ProFund VP Europe 30 . . . . . . . . . . . . . .         59,621         46,094
ProFund VP Basic Materials . . . . . . . . . . .          1,157             11
ProFund VP Precious Metals . . . . . . . . . . .          1,090             86
ProFund VP Semiconductor . . . . . . . . . . . .          1,268             22

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

4.  DETAILS OF INVESTMENTS (CONTINUED)

SUBACCOUNT                                              PURCHASES     SALES
----------                                              ----------  ----------
ProFund VP Technology . . . . . . . . . . . . . . . .   $    9,633   $  8,576
ProFund VP U.S. Government Plus . . . . . . . . . . .        6,108        128
CSI Equity. . . . . . . . . . . . . . . . . . . . . .    4,615,418    580,606

5. UNIT VALUES

A summary of unit values and units outstanding for variable life contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                 FOR THE YEARS AND PERIODS ENDED
                                            AT DECEMBER 31,                                DECEMBER 31,
                                  -----------------------------------  ----------------------------------------------------
                                                UNIT                       EXPENSES       INVESTMENT           TOTAL
                                  UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME           RETURN***
     SUBACCOUNT                   (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST   RATIO**       HIGHEST TO LOWEST
------------------------          ------  -----------------  --------  -----------------  ----------  ---------------------
Large Cap Growth . . . .   2003     778   $50.04 to $47.76   $123,531     0.6% to 0%        0.42%        25.62% to 24.87%
                           2002     218    41.17 to 39.53     102,103      0.6 to 0         0.26        (25.40) to (25.85)
                           2001     643     58.93 to 53.31    134,796     0.75 to 0.6       0.25        495.90 to (18.02)/c/

Fundamental Growth . . .   2003      60         9.33              557          0            --/a/              31.76
                           2002      50         7.32              356          0            --/a/             (27.95)
                           2001      30         10.16             302          0            --/a/       1.60 to (32.22)/c/

Active Bond. . . . . . .   2003     614    38.32 to 31.35     332,973      0.6 to 0         3.53           6.48 to 5.84
                           2002     518    35.78 to 29.45     326,286      0.6 to 0         4.16           6.62 to 5.97
                           2001     525    66.98 to 27.79     311,393     0.75 to 0.6       7.43         235.60 to 7.50/c/

Emerging Markets
 Equity. . . . . . . . .   2003     382    10.91 to 10.55       4,091      0.6 to 0         1.86          56.90 to 55.98
                           2002     285     7.07 to 6.87        1,942      0.6 to 0         0.25         (5.23) to (5.76)
                           2001     198      7.46 to 7.29       1,447         0.6           0.34       (3.62) to (25.40)/c/

Financial Industries . .   2003      70         15.87           1,116          0            1.36             26.03/c/
                           2002      39          13               497          0            1.57              (16.83)
                           2001      11         15.63             173          0            1.83/b/          56.30/c/

International Equity
 Index . . . . . . . . .   2003     517    23.06 to 21.32      27,042      0.6 to 0         2.25          41.99 to 41.14
                           2002     233    16.51 to 15.36      18,509      0.6 to 0         1.59        (13.79) to (14.24)
                           2001     351    19.15 to 17.91      20,602     0.75 to 0.6       2.11        91.50 to (20.79)/c/

Small Cap Growth . . . .   2003   1,133    13.64 to 13.03      14,933      0.6 to 0         --/a/         27.88 to 27.12
                           2002   1,025    10.90 to 10.48      10,586      0.6 to 0         --/a/       (28.43) to (28.80)
                           2001     877    15.23 to 14.72      12,970     0.75 to 0.6       --/a/       52.30 to (13.11)/c/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

                                                                               FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                                DECEMBER 31,
                                -----------------------------------  ----------------------------------------------------
                                              UNIT                       EXPENSES       INVESTMENT           TOTAL
                                UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME           RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST   RATIO**       HIGHEST TO LOWEST
------------------------        ------  -----------------  --------  -----------------  ----------  ---------------------
Health Sciences Fund. .   2003    160        $10.35        $  1,656          0%           0.31%             31.74%
                          2002     96         8.01              754          0            0.39              (18.35)
                          2001     22         9.81              213          0            --/a/            (1.90)/c/

Overseas Equity . . . .   2003    174    15.14 to 14.46       2,564      0.6 to 0         4.49          39.85 to 39.01
                          2002    138    10.94 to 10.51       1,453      0.6 to 0         1.27         (5.36) to (5.91)
                          2001     89    11.56 to 11.17       1,000         0.6           1.61        15.60 to (6.99)/c/

Earnings Growth . . . .   2003  1,696    12.42 to 11.86      20,364      0.6 to 0         0.07          24.81 to 24.04
                          2002  1,493     10.29 to 9.89      14,413      0.6 to 0         --/a/       (30.05) to (30.60)
                          2001  1,252    14.71 to 14.25      17,904         0.6           --/a/       47.10 to (37.22)/c/

Mid Cap Value . . . . .   2003     27         13.68             366          0            0.26/c/          31.23/c/

Large Cap Value . . . .   2003  1,391    20.58 to 19.66      27,861      0.6 to 0         1.94          25.50 to 24.76
                          2002  1,204    16.88 to 16.22      19,253      0.6 to 0         1.70        (10.69) to (11.22)
                          2001    907    18.90 to 18.27      16,716         0.6           1.83           89 to 0.66/c/

Large Cap Value
 CORE . . . . . . . . .   2003     74         10.93             810          0            1.40               28.85
                          2002     53         8.73              453          0            1.30              (15.81)
                          2001     17         10.37             179          0            0.65/b/           3.70/c/

Fundamental Value . . .   2003    645    17.27 to 11.74       9,883      0.6 to 0         1.43          28.71 to 27.93
                          2002    587     13.91 to 9.41       7,197      0.6 to 0         1.28        (14.84) to (15.39)
                          2001    486    16.44 to 11.05       7,568         0.6           0.18/b/      64.40 to 10.50/c/

Money Market. . . . . .   2003  2,164    19.99 to 14.80      99,503      0.6 to 0         0.81           0.95 to 0.35
                          2002  2,422    19.93 to 14.66     109,796      0.6 to 0         1.23            1.52 to 0.91
                          2001  1,737    34.50 to 14.44      95,667     0.75 to 0.6       4.52          44.40 to 3.2/c/

Small/Mid Cap Growth. .   2003    812    26.65 to 25.16      20,680      0.6 to 0         --/a/         46.87 to 45.99
                          2002    701    18.66 to 17.72      12,154      0.6 to 0         --/a/       (18.87) to (19.38)
                          2001    648    23.00 to 21.98      14,288         0.6           --/a/         130 to 2.23/c/

Bond Index. . . . . . .   2003    719    14.33 to 13.86      10,211      0.6 to 0         4.77           3.60 to 2.98
                          2002    532    13.73 to 13.36       7,286      0.6 to 0         5.39            9.14 to 8.53
                          2001    270    12.58 to 12.31       3,361         0.6           6.79         25.80 to 7.04/c/

Large Cap Growth B. . .   2003    103         7.53              774          0            --/a/              31.72
                          2002     60         5.93              340          0            --/a/             (28.81)
                          2001     20         8.33              170          0            --/a/      (14.65) to (16.70)/c/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

                                                                               FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                               DECEMBER 31,
                                -----------------------------------  ---------------------------------------------------
                                              UNIT                       EXPENSES       INVESTMENT          TOTAL
                                UNITS       FAIR VALUE      ASSETS        RATIO*          INCOME          RETURN***
       SUBACCOUNT               (000S)  HIGHEST TO LOWEST   (000S)   HIGHEST TO LOWEST   RATIO**      HIGHEST TO LOWEST
------------------------        ------  -----------------  --------  -----------------  ----------  --------------------
Small/Mid Cap CORE. . .   2003    450   $14.08 to $13.61   $  6,228     0.6% to 0%         0.47%       45.15% to 44.29%
                          2002    259     9.93 to 9.65        2,480      0.6 to 0          0.55       (13.20) to (13.76)
                          2001    114    11.44 to 11.19       1,286         0.6            0.48        14.40 to 0.53/c/

Small Cap Value . . . .   2003    271         21.68           5,869          0             0.70             37.97
                          2002    196         16.06           3,078          0             0.73             (4.35)
                          2001     74         16.79           1,243          0             1.03/b/         67.90/c/

Real Estate Equity. . .   2003    293    44.99 to 41.95      31,153      0.6 to 0          4.20         36.90 to 36.08
                          2002    604         33.08          22,326          0             3.95              2.00
                          2001    207    32.43 to 30.60      18,855     0.75 to 0.6        5.34       224.30 to 5.12/c/

Growth & Income . . . .   2003  1,623    57.94 to 47.29     853,551      0.6 to 0          0.77         24.35 to 23.61
                          2002    148    48.11 to 39.50     741,751      0.6 to 0          0.57       (19.66) to (20.14)
                          2001  1,465    137.76 to 49.46    927,018     0.75 to 0.6        0.64      498.80 to (15.96)/c/

Managed . . . . . . . .   2003  1,511    47.03 to 38.85     447,938      0.6 to 0          2.64         19.00 to 18.29
                          2002  1,520         40.28         400,463          0             1.42            (11.57)
                          2001  1,244    45.55 to 38.08     458,881     0.75 to 0.6        2.69      355.50 to (3.40)/c/

Total Return Bond . . .   2003     41         10.20             422          0             0.77/c/         0.36/c/

Short-Term Bond . . . .   2003    415    17.03 to 16.07       6,913      0.6 to 0          3.70          2.76 to 2.15
                          2002    329    16.54 to 15.70       5,331      0.6 to 0          4.29          5.48 to 4.81
                          2001    207    15.68 to 14.98       3,150         0.6            6.60        56.80 to 7.46/c/

Small Cap Emerging
 Growth . . . . . . . .   2003    683    11.79 to 11.26       7,797      0.6 to 0          0.11         48.82 to 47.93
                          2002    595     8.12 to 7.80        4,564      0.6 to 0          0.22       (26.45) to (26.90)
                          2001    394    11.04 to 10.67       4,215         0.6            0.07       10.40 to (4.30)/c/

International
 Opportunities. . . . .   2003    592    12.10 to 11.56       6,929      0.6 to 0          1.57         32.36 to 31.56
                          2002    509     9.28 to 8.92        4,509      0.6 to 0          0.69       (16.99) to (17.48)
                          2001    443    11.18 to 10.81       4,803         0.6            1.01      (21.38) to 11.80/c/

Equity Index. . . . . .   2003  2,574    18.82 to 17.98      47,223      0.6 to 0          2.56         28.42 to 27.66
                          2002  2,201    15.15 to 14.55      31,453      0.6 to 0          1.42       (19.67) to (20.23)
                          2001  1,647    18.87 to 18.24      30,219         0.6            1.51      88.60 to (12.48)/c/

High Yield Bond . . . .   2003    459     10.34 to 9.99       4,673      0.6 to 0          6.86         16.50 to 15.80
                          2002    332     8.87 to 8.63        2,903      0.6 to 0         10.02        (4.52) to (5.06)
                          2001    151     9.29 to 9.09        1,379         0.6           10.95       2.09 to (7.10)/c/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

                                                                                  FOR THE YEARS AND PERIODS ENDED
                                             AT DECEMBER 31,                               DECEMBER 31,
                                    ---------------------------------  -----------------------------------------------------
                                                  UNIT                     EXPENSES       INVESTMENT            TOTAL
                                    UNITS       FAIR VALUE     ASSETS       RATIO*          INCOME            RETURN***
       SUBACCOUNT                   (000S)  HIGHEST TO LOWEST  (000S)  HIGHEST TO LOWEST    RATIO**       HIGHEST TO LOWEST
---------------------------         ------  -----------------  ------  -----------------  -----------  ---------------------
Global Bond . . . . . . . .  2003    323    $18.89 to $18.05   $5,910     0.6% to 0%         5.66%        15.90% to 15.21%
                             2002    243     16.08 to 15.46     3,833      0.6 to 0          5.02          17.20 to 16.59
                             2001    154     13.92 to 10.00     2,047         0.6            7.05        37.20 to (2.00)/c/

Turner Core Growth. . . . .  2003     21     19.50 to 17.25       356      0.6 to 0          0.25          34.77 to 33.79
                             2002     19     15.03 to 13.38       248      0.6 to 0          0.25        (23.78) to (24.24)
                             2001     15     19.72 to 17.66       259         0.6            0.15        (23.60) to (24.04)

Brandes International
 Equity . . . . . . . . . .  2003     51     19.69 to 19.12       977      0.6 to 0          1.14          47.42 to 46.54
                             2002     53     13.61 to 13.30       692      0.6 to 0          1.33        (13.70) and (14.19)
                             2001     42     15.86 to 15.50       657         0.6            1.88        (12.78) to (13.26)

Frontier Capital
 Appreciation . . . . . . .  2003     66     27.45 to 25.59     1,709      0.6 to 0          --/a/         55.89 to 54.96
                             2002     57     18.34 to 16.97       952      0.6 to 0          --/a/        (22.59) to (23.66)
                             2001     42     23.88 to 22.23       932          0             --/a/        (1.64) to (1.81)

AIM V.I. Premier
 Equity . . . . . . . . . .  2003     84          25.93         2,187          0             0.34               25.08
                             2002     61          21.43         1,255          0             0.44              (27.89)
                             2001     35          29.72         1,054          0             0.15       197.20 to (12.59)/c/

AIM V.I. Capital
 Development. . . . . . . .  2003      6          10.15            65          0             --/a/              35.05
                             2002      9          7.69             64          0             --/a/           (15.31)/c/

Fidelity VIP Contrafund . .  2003    140          32.22         4,502          0             0.28               28.35
                             2002     85          25.59         2,132          0             0.48              (7.68)
                             2001     38          27.72           992          0             0.22         177.20 to (12.36)

Fidelity VIP Growth . . . .  2003     43          65.87         2,837          0             0.17               32.78
                             2002     33          51.31         1,660          0             0.12              (27.80)
                             2001     20          71.07         1,449          0             --/a/      610.70 to (17.73)/c/

Fidelity VIP II Overseas. .  2003     17          27.63           471          0             0.30               43.21
                             2002      4          24.22            68          0             --/a/             (18.87)

Janus Aspen Global
 Technology . . . . . . . .  2003    283          3.67          1,038          0             --/a/              46.46
                             2002    168          2.58            421          0             --/a/             (39.15)
                             2001     68          4.24            290          0             1.15       (47.10) to (57.60)/c/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

                                                                                FOR THE YEARS AND PERIODS ENDED
                                             AT DECEMBER 31,                              DECEMBER 31,
                                    ---------------------------------  --------------------------------------------------
                                                  UNIT                     EXPENSES       INVESTMENT          TOTAL
                                    UNITS       FAIR VALUE     ASSETS       RATIO*          INCOME          RETURN***
       SUBACCOUNT                   (000S)  HIGHEST TO LOWEST  (000S)  HIGHEST TO LOWEST   RATIO**      HIGHEST TO LOWEST
---------------------------         ------  -----------------  ------  -----------------  ----------  -------------------
Janus Aspen Worldwide
 Growth . . . . . . . . . .   2003   181         $5.94         $1,074          0%           0.86%             23.67%
                              2002   147          4.90            704          0            0.69             (24.15)
                              2001    74          6.46            477          0            0.40       (22.63) to (35.40)

MFS New Discovery
 Series . . . . . . . . . .   2003    72          15.08         1,086          0            --/a/             33.72
                              2002    55          11.49           619          0            --/a/            (30.32)
                              2001    28          16.49           456          0            --/a/       64.90 to (5.01)/c/
MFS Investors
 Growth Stock . . . . . . .   2003    76          8.88            678          0            --/a/             23.02
                              2002    42          7.45            301          0            --/a/            (25.28)
                              2001     4          9.97             43          0            --/a/           (0.30)/c/

MFS Research Series . . . .   2003    20          17.57           351          0            0.65              24.71
                              2002    13          14.49           178          0            0.23             (22.39)
                              2001     5           10              85          0           --/a/            86.70/c/

ProFund VP Bull . . . . . .   2003     7        12.26/d/           92        0/d/         --/a,c,d/        15.08/c,d/

ProFund VP Money
 Market . . . . . . . . . .   2003     4        10.01/d/           38        0/d/          0.04/c,d/         0/c,d/

ProFund VP Mid-Cap Value. .   2003     1        13.58/d/           12        0/d/         --/a,c,d/         9.54/c,d/

ProFund VP Mid-Cap
 Growth . . . . . . . . . .   2003   --/b/      12.49/d/            1        0/d/         --/a,c,d/          0.26/d/

ProFund VP Small-Cap
 Value. . . . . . . . . . .   2003     1        13.40/d/            8        0/d/         --/a,c,d/          6.74/d/

ProFund VP Small-Cap
 Growth . . . . . . . . . .   2003   --/b/      13.17/d/            1        0/d/         --/a,c,d/          0.74/d/

ProFund VP
 Europe 30. . . . . . . . .   2003     1        13.79/d/           14        0/d/          0.13/c,d/        12.49/d/

ProFund VP Basic
 Materials. . . . . . . . .   2003   --/b/      13.60/d/            1        0/d/          0.08/c,d/         4.37/d/

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003


5. UNIT VALUES (CONTINUED)

                                                                            FOR THE YEARS AND PERIODS ENDED
                                          AT DECEMBER 31,                             DECEMBER 31,
                                               UNIT                     EXPENSES       INVESTMENT         TOTAL
                                 UNITS       FAIR VALUE     ASSETS       RATIO*          INCOME         RETURN***
       SUBACCOUNT                (000S)  HIGHEST TO LOWEST  (000S)  HIGHEST TO LOWEST   RATIO**     HIGHEST TO LOWEST
------------------------         ------  -----------------  ------  -----------------  ----------  -----------------
ProFund VP Precious
 Metals . . . . . . . .   2003   --/b/       $16.04/d/      $    1        0%/d/        --%/a,c,d/        3.88%/d/

ProFund VP
 Semiconductor. . . . .   2003   --/b/       16.55/d/            1        0/d/         --/a,c,d/        (3.46)/d/

ProFund VP
 Technology . . . . . .   2003   --/b/       14.21/d/            1        0/d/         --/a,c,d/         4.15/d/

ProFund VP U.S.
 Government Plus. . . .   2003      1        10.23/d/            5        0/d/         0.23/c,d/         0.53/d/

CSI Equity. . . . . . .   2003    560          12.43         6,960          0            0.24             25.22
                          2002    193          10.17         1,915          0            --/a/           1.70/c/

* These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated divided by average net assets. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

** These amounts represent the distributions from net investment income received by the Subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccounts invest.

*** These amounts represents the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account (the date of the first contract transfer into the Subaccount subsequent to the inception of the investment option). The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

a      Portfolio distributed no dividends during the period.

b      Total accumulation units not greater than 500 units.

c      Inception date of Subaccount operations are as follows:

SUBACCOUNT                                                     2003            2002             2001
----------                                                --------------  --------------  --------------
Large Cap Growth. . . . . . . . . . . . . . . . . . . .                                       April 23
Active Bond . . . . . . . . . . . . . . . . . . . . . .                                       April 23
International Equity Index. . . . . . . . . . . . . . .                                       April 23
Small Cap Growth. . . . . . . . . . . . . . . . . . . .                                       April 23
Overseas Equity . . . . . . . . . . . . . . . . . . . .                                        May 10
Earnings Growth . . . . . . . . . . . . . . . . . . . .                                       April 17
Large Cap Value . . . . . . . . . . . . . . . . . . . .                                       April 17

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

SUBACCOUNT                                  2003            2002             2001
----------                             --------------  --------------  --------------
Money Market . . . . . . . . . . .                                         March 30
Small/Mid Cap Growth . . . . . . .                                          May 7
Real Estate Equity . . . . . . . .                                         April 24
Growth & Income. . . . . . . . . .                                         April 23
Managed. . . . . . . . . . . . . .                                         April 17
Short-Term Bond. . . . . . . . . .                                          May 23
Small Cap Emerging Growth. . . . .                                         April 17
International Opportunities. . . .                                          June 5
Equity Index . . . . . . . . . . .                                         April 23
Global Bond. . . . . . . . . . . .                                       September 21
Emerging Markets Equity. . . . . .                                          May 23
Bond Index . . . . . . . . . . . .                                         April 26
Small/Mid Cap CORE . . . . . . . .                                         June 25
Tuner Core Growth. . . . . . . . .                                         June 15
Large Cap Growth B . . . . . . . .                                          May 18
Fundamental Growth . . . . . . . .                                         July 30
Aim V.I. Value . . . . . . . . . .                                         April 23
Fidelity VIP Growth. . . . . . . .                                          May 23
Fidelity VIP Contrafund. . . . . .                                         April 23
Janus Aspen Global Technology. . .                                          May 12
MFS New Discovery Series . . . . .                                         April 26
Health Sciences Fund . . . . . . .                                         June 20
Large Cap Value CORE . . . . . . .                                         June 27
Fundamental Value. . . . . . . . .                                         June 27
Small Cap Value. . . . . . . . . .                                          May 14
MFS Investors Growth Stock . . . .                                         June 13
MFS Research Series. . . . . . . .                                         July 23
AIM V.I. Capital Development . . .                        June 24
CSI Equity . . . . . . . . . . . .                      September 16
Total Return Bond. . . . . . . . .         May 21
Mid Cap Value. . . . . . . . . . .         May 19
ProFund VP Bull. . . . . . . . . .         May 30
ProFund VP Money Market. . . . . .        April 28
ProFund VP Mid-Cap Value . . . . .       October 17
ProFund VP Mid-Cap Growth. . . . .      November 25
ProFund VP Small-Cap Value . . . .       October 31
ProFund VP Small-Cap Growth. . . .      November 25
ProFund VP Europe 30 . . . . . . .       October 17
ProFund VP Basic Materials . . . .      December 16

                      JOHN HANCOCK VARIABLE LIFE ACCOUNT U

                               DECEMBER 31, 2003

5. UNIT VALUES (CONTINUED)

SUBACCOUNT                             2003            2002             2001
----------                        --------------  --------------  --------------
ProFund VP Precious Metals . .     November 25
ProFund VP Semiconductor . . .     November 25
ProFund VP Technology. . . . .      October 17
ProFund VP U.S. Government
 Plus. . . . . . . . . . . . .     December 12

d      For the year ended December 31, 2003, the Subaccount had one share class.

       In addition to this SAI, JHVLICO has filed with the Securities and Exchange Commission (the "SEC") a prospectus which contains vital information about the variable life insurance policy you are considering. The prospectus and personalized illustrations of death benefits, account values and surrender values are available, without charge, upon request. You may obtain the prospectus and personalized illustrations from your JHVLICO representative. The prospectus may also be obtained by contacting the JHVLICO Servicing Office. You should also contact the JHVLICO Servicing Office to request any other information about your policy or to make any inquiries about its operation.


                            JHVLICO SERVICING OFFICE
                            ------------------------

                       EXPRESS DELIVERY            MAIL DELIVERY
                       ----------------            -------------
                    529 Main Street (X-4)           P.O. Box 111
                    Charlestown, MA 02129         Boston, MA 02117

                            PHONE:                      FAX:
                            ------                      ----
                        1-800-732-5543             1-617-886-3048

       Information about the Account (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Account are available on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies of such information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-0102.

Investment Company Act File No. 811-3068

PART C: OTHER INFORMATION

Item 27. Exhibits

  (a) JHVLICO Board Resolution establishing the separate account is incorporated by reference from Post-Effective Amendment No. 2 to Form S-6 Registration Statement of File No. 33-79108, filed January 11, 1996.

  (b) Not Applicable

  (c)(i) Form of Distribution and Servicing Agreement by and among Signator Investors, Inc. (previously known as John Hancock Distributors, Inc."), John Hancock Life Insurance (previously known as "John Hancock Mutual Life Insurance Company"), and John Hancock Variable Life Insurance Company, is incorporated by reference from Pre-Effective Amendment No. 2 to Form S-6 Registration Statement of File No. 333-15075, filed April 23, 1997.

  (ii) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc. and selling broker-dealers, incorporated by reference from Pre-effective Amendment No. 2 to Form S-6 Registration Statement of File No. 333-15075, filed April 23, 1997.

  (iii)   Schedule of sales commissions included in Exhibit 27(c)(i) above.

  (d) Form of flexible premium variable life insurance policy, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-55172, filed on June 27, 2001.

  (e) Form of application for policies, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-55172, filed on June 27, 2001.

  (f)(i) JHVLICO Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

  (ii) JHVLICO By-laws are incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

  (g) Not Applicable

  (h)(i) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

  (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

  (iii) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Massachusetts Financial Services Company, is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

  (iv) Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company (formerly known as "John Hancock Mutual Life Insurance Company"), and Certain of its Affiliated Insurance Companies, each on behalf of itself and its Separate Accounts, and John Hancock Funds, Inc., is incorporated by reference from Post-Effective Amendment No. 1 to File No. 333-81127, filed May 4, 2000.

  (v) Participation Agreement between Janus Aspen Series, Janus Capital Corp., and John Hancock Variable Life Insurance Company, is incorporated by reference from File 333-425, filed on Form S-6 on November 1, 2001.

  (vi) Participation Agreement by and among the World Insurance Trust, First Dominion Capital Corporation, CSI Capital Management, Inc., and John Hancock Life Insurance Company, incorporated by reference from Post-Effective Amendment No. 4 to File No. 333-52128, filed onSeptember 12, 2002.

  (vii) Participation Agreement among Ayco Series Trust, Mercer Allied Company, L.P. and John Hancock Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-52128, filed on December 23, 2002.

  (i)     Not applicable.

  (j) Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd G. Engelsen, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.

  (k) Opinion and consent of counsel as to securities being registered , incorporated by reference from Pre-Effective Amendment No. 1 to this File (File No. 333-425), filed on July 26, 1996.

  (l) Not applicable.

  (m) Not applicable.

  (n) Opinions of Counsel as to the eligibility of this post-effective amendment Pursuant to Rule 485(b), filed herewith.

  (n)(1)  Consent of Independent Auditors, filed herewith.

  (o) Not applicable.

  (p) Not applicable.

  (q) Memorandum describing John Hancock and JHVLICO's issuance, transfer and redemption procedures for policies pursuant to Rule 6e3(T)(b)(12)(iii), is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 Registration Statement to File No. 33-76662, filed April 19, 1996.

Item 28. Directors and Officers of the Depositor as of April 27, 2004

DIRECTORS
Michael A. Bell
Michele G. Van Leer
Ronald J. Bocage
Todd G. Engelsen
Barbara L. Luddy
Dec Mullarkey
Daniel L. Ouellette
Robert R. Reitano
Paul J. Strong

OFFICERS
Michael A. Bell                          Chairman
Michele G. Van Leer                      Vice Chairman & President
Peter Scavongelli                        Secretary
Julie H. Indge                           Treasurer
Ronald J. Bocage                         Vice President & Counsel
Todd G. Engelsen                         Vice President
Dec Mullarkey                            Vice President
Barbara L. Luddy                         Vice President & Actuary
Daniel L. Ouellette                      Vice President
Robert R.Reitano                         Vice President - Chief Investment Officer
Paul J. Strong                           Vice President and Illustration Actuary
Rosalie M. Calabraro                     Assistant Secretary
Stephen J. Blewitt                       Vice President - Investment
George H. Braun                          Vice President - Investment
Diane M. Crisileo                        Vice President - Investment
Willma H. Davis                          Vice President - Investment
Mark W. Davis                            Vice President - Investment
Paul F. Hahesy                           Vice President - Investment
Scott S. Hartz                           Vice President - Investment
David Henderson                          Vice President - Investment
E. Kendall Hines, Jr.                    Vice President - Investment
Deborah H. McAneny                       Vice President - Investment
William McPadden                         Vice President - Investment
C. Bruce Metzler                         Vice President - Investment
Barry Nectow                             Vice President - Investment
Phillip J. Peters                        Vice President - Investment
Steven Mark Ray                          Vice President - Investment
Klaus O. Shigley                         Vice President - Appointed Actuary
Barry E. Welch                           Vice President - Investment
Anthony P. Wood                          Vice President - Investment
Earl Baucom                              Controller
Patrick Gill                             Assistant Controller
Paula M. Pashko                          Assistant Controller
Kevin J. McWilliams                      Assistant Treasurer
Peter S. Mitsopoulos                     Assistant Treasurer

-----------

  All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), a mutual fund registered under the Investment Company Act of 1940 as an open-end management investment company of the "series" type.

The Registrant and other separate accounts of John Hancock and its subsidiary, John Hancock Variable Life Insurance Com-pany, ("JHVLICO") own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity contracts and variable life insurance policies, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Trust held by the Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                                                     % OF     JURISDICTION OF
 AFFILIATE                                          EQUITY     INCORPORATION
 ------------------------------------------------------------------------------
 MANULIFE FINANCIAL CORPORATION                         100  CANADA
 Jupiter Merger Corporation                             100  Delaware
 The Manufacturers Life Insurance Company               100  Canada
 Manulife Bank of Canada                                100  Canada
 Manulife Financial Services Inc.                       100  Canada
 Manulife Securities International Ltd.                 100  Canada
 Enterprise Capital Management Inc.                      20  Ontario
 Cantay Holdings Inc.                                   100  Ontario
 FNA Financial Inc.                                     100  Canada
 Elliot & Page Limited                                  100  Ontario
 NAL Resources Limited                                  100  Alberta
 3550435 Canada Inc.                                    100  Canada
 MFC Insurance Company Limited                          100  Canada
 FCM Holdings Inc.                                      100  Philippines
 Manulife Canada Ltd.                                   100  Canada
 1293319 Ontario Inc.                                   100  Ontario
 3426505 Canada Inc.                                    100  Canada
 Canaccord Holdings Ltd.                              12.82  British Columbia
 Manulife International Capital Corporation
 Limited                                                100  Ontario
 Golf Town Canada Inc.                                43.43  Canada
 Regional Power Inc.                                     80  Canada
 Addalam Power Corporation/1/                            50  Philippines
 Avotus Corp.                                         10.36  Canada
 First North American Insurance Company                 100  Canada

 JLOC Holding Company                                    30  Cayman Islands
 Opportunity Finance Company                             30  Cayman Islands
 Resolute Energy Inc.                                 11.62  Alberta
 Seamark Asset Management Ltd.                        35.01  Canada
 NAL Resources Management Limited                       100  Canada
 1050906 Alberta Ltd.                                   100  Alberta
 PK Liquidating Company II, LLC                          18  Delaware
 PK Liquidating Company I, LLC                        18.66  Delaware
 Micro Optics Design Corporation                      17.69  Nevada
 Innova LifeSciences Corporation                       15.6  Ontario
 2015401 Ontario Inc.                                   100  Ontario
 2015500 Ontario Inc.                                   100  Ontario
 MFC Global Investment Management (U.S.A.) Limited      100  Canada
 Cavalier Cable, Inc./2/                                 78  Delaware
 2024385 Ontario Inc.                                   100  Ontario
 NALC Holdings Inc./3/                                   50  Ontario
 Manulife Holdings (Alberta) Limited                    100  Alberta
 Manulife Holdings (Delaware) LLC                       100  Delaware
 The Manufacturers Investment Corporation               100  Michigan
 Manulife Reinsurance Limited                           100  Bermuda
 Manulife Reinsurance (Bermuda) Limited                 100  Bermuda
 The Manufacturers Life Insurance Company (U.S.A.)      100  Michigan
 ManuLife Service Corporation                           100  Colorado
 Manulife Financial Securities LLC                      100  Delaware
 Manufacturers Securities Services, LLC/4/               60  Delaware
 The Manufacturers Life Insurance Company of New
 York                                                   100  New York
 The Manufacturers Life Insurance Company of
 America                                                100  Michigan
 Aegis Analytic Corporation                           15.41  Delaware
 Manulife Property Management of Washington, D.C.,
 Inc.                                                   100  Wash., D.C.
 ESLS Investment Limited, LLC                            25  Ohio
 Polymerix Corporation                                 11.4  Delaware
 Ennal, Inc.                                            100  Delaware
 Avon Long Term Care Leaders LLC                        100  Delaware
 TissueInformatics Inc.                               14.71  Delaware

 Ironside Venture Partners I LLC                        100  Delaware
 NewRiver Investor Communications Inc.                11.29  Delaware
 Ironside Venture Partners II LLC                       100  Delaware
 Flex Holding, LLC                                     27.7  Delaware
 Flex Leasing I, LLC                                  99.99  Delaware
 Manulife Leasing Co., LLC                               80  Delaware
 Dover Leasing Investments, LLC                          99  Delaware
 MCC Asset Management, Inc.                             100  Delaware
 MFC Global Fund Management (Europe) Limited            100  England
 MFC Global Investment Management (Europe) Limited      100  England
 WT (SW) Properties Ltd.                                100  England
 Manulife Europe
 Ruckversicherungs-Aktiengesellschaft                   100  Germany
 Manulife International Holdings Limited                100  Bermuda
 Manulife Provident Funds Trust Company Limited         100  Hong Kong
 Manulife Asset Management (Asia) Limited               100  Barbados
 P.T. Manulife Aset Manajemen Indonesia                  85  Indonesia
 Manulife Asset Management (Hong Kong) Limited          100  Hong Kong
 Manulife (International) Limited                       100  Bermuda
 Manulife-Sinochem Life Insurance Co. Ltd.               51  China
 The Manufacturers (Pacific Asia) Insurance
 Company Limited                                        100  Hong Kong
 Manulife Consultants Limited                           100  Hong Kong
 Manulife Financial Shareholdings Limited               100  Hong Kong
 Manulife Financial Management Limited                  100  Hong Kong
 Manulife Financial Group Limited                       100  Hong Kong
 Manulife Financial Investment Limited                  100  Hong Kong
 Manulife (Vietnam) Limited                             100  Vietnam
 The Manufacturers Life Insurance Co. (Phils.),
 Inc.                                                   100  Philippines
 FCM Plans, Inc.                                        100  Philippines
 Manulife Financial Plans, Inc.                         100  Philippines
 P.T. Asuransi Jiwa Manulife Indonesia                   71  Indonesia
 P.T. Buanadaya Sarana Informatika                      100  Indonesia
 P.T. Asuransi Jiwa Arta Mandiri Prima                  100  Indonesia
 P.T. Zurich Life Insurance Company                     100  Indonesia
 P.T. ING Life Insurance Indonesia                      100  Indonesia

 Manulife (Singapore) Pte. Ltd.                         100  Singapore
 Manulife Holdings (Bermuda) Limited                    100  Bermuda
 Manulife Management Services Ltd.                      100  Barbados
 Manufacturers P&C Limited                              100  Barbados
 Manufacturers Life Reinsurance Limited                 100  Barbados
 Manulife European Holdings 2003 (Alberta) Limited      100  Alberta
 Manulife European Investments (Alberta) Limited        100  Alberta
 Manulife Hungary Holdings Limited/5/                    99  Hungary
 MLI Resources Inc.                                     100  Alberta
 Manulife Life Insurance Company/6/                      35  Japan
 Manulife Century Investments (Bermuda) Limited         100  Bermuda
 Manulife Century Investments (Luxembourg) S.A.         100  Luxembourg
 Manulife Century Investments (Netherlands) B.V.        100  Netherlands
 Daihyaku Manulife Holdings (Bermuda) Limited           100  Bermuda
 Manulife Century Holdings (Netherlands) B.V.           100  Netherlands
 Kyoritsu Confirm Co., Ltd./7                          90.9  Japan
 Manulife Premium Collection Co., Ltd./8/                57  Japan
 Y.K. Manulife Properties Japan                         100  Japan
 Manulife Holdings (Hong Kong) Limited                  100  Hong Kong
 Manulife (Malaysia) SDN.BHD.                           100  Malaysia
 Manulife Financial Systems (Hong Kong) Limited         100  Hong Kong
 Manulife Data Services Inc.                            100  Barbados

1. Inactive subsidiaries are noted in italics.
2. 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company U.S.A.).
3. 50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
4. 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.
5. 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
6. 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.
7. 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance
     Company.
8. 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.


Item 30. Indemnification

  Pursuant to Section X of JHVLICO's Bylaws and Chapter 156B, Section 67 of the Massachusetts Business Corporation Law, JHVLICO indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of JHVLICO.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification againstsuch liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication ofsuch issue.

Item 31. Principal Underwriters

  (a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V and H, John Hancock Variable Life Accounts S, U, V, and UV.

  (b) OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. as of April 27, 2004

NAME                                                    TITLE
----                                                    -----
James M. Morris, II                                     Chairman, CEO and Director
Wendy A. Benson                                         President, COO and Director
Jude A. Curtis                                          Executive Vice President Director
Katherine P. Klingler                                   Vice President
Richard A. Brown                                        Treasurer
Grant D. Ward                                           Secretary/Clerk
Daniel L. Ouellette                                     Director
Wayne A. Budd                                           Director
Francis J. Taft                                         Director
Ronald J. McHugh                                        Director
Michael A. Bell                                         Director
William H. Palmer                                       Director

-----------

  All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8, Boston, MA 02117.

  (c)(1) Signator Investors, Inc.

  The information contained in the section titled "Principal Underwriter and Distributor" in the Statement of Additional Information, contained in this Registration Statement, is hereby incorporated by reference in response to Item
31. (c)(2-5).

Item 32. Location of Accounts and Records

  The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

Item 33. Management Services

  All management services contracts are discussed in Part A or Part B.

Item 34. Fee Representation

  John Hancock Variable Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 29th day of April, 2004.

                           On behalf of the Registrant
                      John Hancock Variable Life Account U
                                  (Registrant)

                By: John Hancock Variable Life Insurance Company

                           By: /s/ Michele G. Van Leer
                      ------------------------------------
                               Michele G. Van Leer
                           President and Vice Chairman

                  John Hancock Variable Life Insurance Company
                                   (Depositor)

                           By: /s/ Michele G. Van Leer
                       -----------------------------------
                               Michele G. Van Leer
                           President and Vice Chairman


Attest: /s/ Peter Scavongelli
        -----------------------------
        Peter Scavongelli
        Secretary

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with John Hancock Variable Life Insurance Company and on the dates indicated.

 /s/ EARL W. BAUCOM                               April 29, 2004
 ------------------
 Earl W. Baucom
 Controller
  (Principal Accounting Officer)

 /s/ JULIE H. INDGE                               April 29, 2004
 ------------------
 Julie H. Indge
 Treasurer
  (Principal Financial Officer)

 /s/ MICHELE G. VAN LEER                          April 29, 2004
 -----------------------
 Michele G. Van Leer
 Vice Chairman of the Board and President
  (Acting Principal Executive Officer)
 Signing for herself and as Attorney-In-Fact
 for:

 Michael A. Bell                                  Chairman of the Board
 Ronald J. Bocage                                 Director
 Todd G. Engelsen                                 Director
 Barbara L. Luddy                                 Director
 Dec Mullarkey                                    Director
 Daniel L. Ouellette                              Director
 Robert R. Reitano                                Director
 Paul Strong                                      Director